UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report February 29, 2024 Goldman Sachs MarketBeta® ETFs II MarketBeta® Total International Equity ETF (GXUS) MarketBeta® U.S. 1000 Equity ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

∎	GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF
∎	GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Effective January 24, 2023, open-end mutual funds and exchange traded funds will be required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MarketBeta® ETFs II

February 29, 2024

The following are highlights both of key factors affecting the U.S. and international equity markets and of any key changes made to the Goldman Sachs MarketBeta ETFs II (the “Funds”) during the six months ended February 29, 2024 (the “Reporting Period”). A streamlined annual shareholder report covering the 12 months ended August 31, 2024 will be provided to the Funds’ shareholders, per new SEC requirements with a compliance date of July 24, 2024.

Market and Economic Review

U.S. Equities

•	Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 13.93%. The Russell 3000® Index generated a return of 13.76%.

•	Despite ongoing geopolitical tensions and persistent volatility, the market posted solid returns during the Reporting Period amid a backdrop of shifting expectations around the Federal Reserve’s (“Fed”) policy path forward and generally broadening market leadership.

•	The Reporting Period began in September 2023 with a sharp pullback.

•	Although economic activity remained resilient, the S&P 500 Index declined mostly due to a pickup in soft landing concerns, surging energy prices and disinflationary pressures on corporate earnings. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	Concerns about a looming threat of a federal government shutdown, consumer impacts from student loan repayments resuming, and a strike against automakers by the United Auto Workers union that began in September further weighed on investor sentiment.

•	The Fed acted in line with consensus forecasts, keeping interest rates unchanged at 5.25%-5.50% in September. However, the Fed’s “higher for longer” narrative appeared to gain further recognition from investors.

•	During the fourth quarter of 2023, the S&P 500 Index enjoyed a double-digit gain, finishing the calendar year with the best fourth quarter since 2003.

•	The quarter saw a broadening of market leadership following the mega-cap dominance for most of 2023.

•	U.S. equity markets began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a “higher for longer” Fed interest rate regime.

•	The market then shifted direction in November.

•	November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of an overall shift in tonality from Fed officials signaling potential easing of monetary policy in 2024, a gradual cooldown in economic activity while the labor market remained resilient, and a rally across U.S. Treasuries marking one of the best monthly performances on record—all underpinning soft landing and disinflation traction themes.

•	The Fed held interest rates unchanged throughout the quarter, as growth of the U.S. economy slowed, the unemployment rate remained low despite abating job gains, and inflationary pressures continued to trend downwards.

•	Near the end of the quarter, there was a major shift in the Fed’s policy path expectations, with the Summary of Economic Projections median dot plot signaling 75 basis points of rate cuts in 2024. (A basis point is 1/100th of a percentage point. The Fed’s dot plot shows the interest rate projections of the members of the Federal Open Market Committee.)

•	U.S. economic data provided further evidence of disinflation momentum, with November’s annualized core Consumer Price Index dropping to its lowest level since September 2021 and core Personal Consumption Expenditure Index increasing 1.9% on a six-month annualized basis, measuring below the Fed’s inflation target of 2% for the first time in more than three years.

1

MARKET REVIEW

•	Market seasonality proved to be another tailwind to equities during the quarter, as November and December historically represent the strongest two-month period for U.S. stocks.

•	The S&P 500 Index rose in January 2024, albeit modestly.

•	Following an especially strong end to 2023, U.S. equity markets began the new calendar year with a more cautionary tone, driven by concerns regarding overvalued conditions and the Fed’s ability to match interest rate cut expectations from investors.

•	Yields across the U.S. Treasury curve, or spectrum of maturities, steepened, a headwind to equity valuations as traders repriced expectations regarding the path of monetary policy.

•	The trend of broadened market leadership witnessed in the last months of 2023 reversed course in January, with mega-cap stocks outperforming again.

•	Despite this defensive start, U.S. equities finished the month mostly higher, with the S&P 500 Index recording new record highs as economic releases and robust labor market data continued to underpin the prevailing soft landing narrative.

•	In February 2024, the S&P 500 Index notched a new all-time high, rallying for the fourth consecutive month as market leadership broadened from the “Magnificent Seven,” the group of high-performing and influential companies that drove U.S. equity performance for much of 2023.

•	U.S. Treasury yields were notably higher on the back of resilient macroeconomic data and hawkish sentiment following the Fed’s January meeting, wherein Fed Chair Powell communicated it was not likely the Fed would cut interest rates in March 2024. (Hawkish suggests higher interest rates; opposite of dovish.)

•	The major headline of the month was the shift in market expectations for the timing of the first interest rate cut, which moved from March to June 2024 even as the broader disinflation theme remained intact.

•	Economic data remained robust, which helped ease concerns of a hard landing.

•	Concerns of a temporary U.S. government shutdown were subdued at the end of the month, as policymakers reached a timely temporary funding bill to keep government operations open through March 2024.

•	Corporate earnings were better than consensus feared, underpinned by both sales and earnings exceeding market forecasts on improved profit margins across most sectors.

•	During the Reporting Period overall, all capitalization segments within the U.S. equity market posted gains, with large-cap stocks, as measured by the Russell 1000® Index, performing best, followed by mid-cap stocks and then small-cap stocks, as measured by the Russell Midcap® Index and Russell 2000® Index, respectively. From a style perspective, growth-oriented stocks materially outperformed value-oriented stocks across the capitalization spectrum. (All as measured by the FTSE Russell indices.)

•	The best performing sectors within the S&P 500 Index during the Reporting Period were information technology, communication services and financials, while the weakest performing sectors were energy, utilities and consumer staples.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned 9.23% for the Reporting Period, lagging the U.S. equity market.

•	As the Reporting Period began in September 2023, international equity markets, like their U.S. counterpart, declined, marked by persistent inflation, contractionary economic concerns, particularly in Europe, and further interest rate hikes. Recession fears were renewed by a steep rise in oil prices. Further, a selloff in global bond markets put increased pressure on risk assets.

•	In Europe, concerns persisted around the contractionary effect of elevated interest rates on the economy as the European Central Bank (“ECB”) raised interest rates for the second time in the third calendar quarter. However, inflation in Europe fell to a two-year low, and the ECB suggested its September hike may be the last.

Source: MSCI

2

MARKET REVIEW

•	The U.K. equity market fared better than continental Europe, largely supported by its energy sector, which benefited from increased oil prices. The market also benefited from sterling, its currency, depreciation relative to the U.S. dollar. Additionally, U.K. markets showed signs of improving consumer confidence. The Bank of England (“BoE”) ended its run of 14 consecutive interest rate hikes in September.

•	The Japanese equity market fell in September, as concerns arose surrounding political tensions with China, which could impact tourism.

•	International equities rallied strongly in the fourth quarter of 2023, fueled by expectations of interest rate cuts in 2024 amid falling inflation numbers and a fizzling out of the “higher for longer” narrative.

•	In Europe, equities were weak in October but then recovered to close out the year. Headline inflation in December ticked up from November; however, core inflation fell.

•	U.K. equities posted positive returns overall but lagged other geographies due to sterling appreciation and a large exposure to the underperforming energy sector. Although U.K. economic growth entered negative territory during the quarter, markets were buoyed by expectations of an ending rate hike cycle. As a result, domestic small-cap and mid-cap stocks performed especially well.

•	The Japanese equity market similarly posted positive, albeit modest, returns for the quarter. Yen appreciation was a headwind for Japanese equities. However, expectations of rate cuts and dovish U.S. Fed moves were positive news for Japanese equities. The December 2023 Bank of Japan Tankan survey signaled toward improving business sentiment. However, the Bank of Japan’s December meeting, though not featuring any policy or rate changes, slightly dampened consensus expectations of an imminent end to its negative policy rates.

•	The MSCI EAFE Index posted positive, though quite modest, returns in January 2024. While developed markets advanced on positive macroeconomic indicators, central banks tempered investor expectations of interest rate cuts in the first quarter of 2024.

•	European equities gained. The ECB kept its rates steady at its January meeting, recognizing a medium-term trend in declining inflation despite the uptick in the prior month. The ECB seemed to have little aversion towards maintaining elevated rates for as long as necessary, reiterating its commitment to a data-driven approach over the next few months.

•	U.K. equities posted a negative return overall in January. Signs of economic growth as well as a higher than anticipated December 2023 inflation reading pushed out expectations of rate cuts from the BoE.

•	Despite beginning the calendar year with an earthquake and an accident at Tokyo Haneda airport, Japan was the best performing major region in January amidst foreign inflows, as investors rotated out of an underperforming Chinese equity market. Japanese equity markets were propelled by investor optimism around structural developments, such as corporate governance reforms requesting management plans around cost of capital and stock prices, as well as by the launch of the Nippon Individual Savings Account, which was widely expected to increase retail investor participation. The market was also boosted by yen depreciation, as the Bank of Japan elected not to change its negative rate policy at its January meeting.

•	The MSCI EAFE Index performed better in February 2024, as corporate earnings reports and positive economic data supported a solid monthly return.

•	European equities gained. Despite inflation in the region declining, the ECB reiterated its cautionary guidance regarding rate cuts. After reaching its highest level since July 2023 in January 2024, Europe’s Purchasing Managers’ Index (“PMI”) rose further in February, underscoring signs of improving economic activity in the region.

•	The U.K. equity market underperformed other international equity markets in February but still eked out a modestly positive return. Similar to the ECB, the BoE tempered interest rate cut expectations despite inflation coming in slightly below expectations. The U.K. equity market was further challenged by underwhelming corporate earnings and poor economic data that signaled the U.K. had entered a technical recession in the fourth quarter of 2023.

•	The Japanese equity market reached an all-time high in February, surpassing its previous high set 34 years earlier. Despite disappointing fourth quarter 2023 economic growth data, markets were enthused by the return of inflation in Japan, corporate governance reforms and stronger than consensus expected corporate earnings results, led mainly by large-cap stocks.

3

MARKET REVIEW

•	For the Reporting Period overall, eight of the eleven sectors in the MSCI EAFE Index posted positive total returns. The best performing sectors within the MSCI EAFE Index during the Reporting Period were information technology, industrials and financials, each posting a double-digit positive total return. The weakest performing sectors were consumer staples, utilities and energy.

•	The best performing countries within the MSCI EAFE Index were the Netherlands, Sweden and Israel. The weakest performing countries during the Reporting Period were Portugal, Hong Kong and Finland.

   Source: MSCI

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

4

FUND BASICS

MarketBeta® Total International Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$43.44

Net Asset Value (NAV)[1]	$43.31

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Global Markets ex United States Large & Mid Cap Index[3]

Shares	7.73%	6.74%	8.08%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® Total International Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Global Markets ex United States Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%	Information Technology	Taiwan

Novo Nordisk A/S, Class B	1.4	Health Care	Denmark

ASML Holding NV	1.4	Information Technology	Netherlands

Nestle SA	1.1	Consumer Staples	United States

Toyota Motor Corp.	1.1	Consumer Discretionary	Japan

Samsung Electronics Co. Ltd.	1.0	Information Technology	South Korea

LVMH Moet Hennessy Louis Vuitton SE	0.9	Consumer Discretionary	France

Tencent Holdings Ltd.	0.8	Communication Services	China

Shell PLC	0.8	Energy	Netherlands

Novartis AG	0.8	Health Care	Switzerland

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

 As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investment in the securities lending vehicle represented 0.4% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

6

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

MarketBeta® U.S. 1000 Equity ETF

as of February 29, 2024

FUND SNAPSHOT

As of February 29, 2024

Market Price[1]	$44.22

Net Asset Value (NAV)[1]	$44.21

[1]

The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2023-February 29, 2024	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS United States 1000 Index[3]

Shares	13.98%	13.97%	14.05%

[2]

Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]

The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States 1000 Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/24[4]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.4%	Software

Apple, Inc.	5.7	Technology Hardware, Storage & Peripherals

NVIDIA Corp.	4.0	Semiconductors & Semiconductor Equipment

Amazon.com, Inc.	3.4	Broadline Retail

Meta Platforms, Inc., Class A	2.3	Interactive Media & Services

Alphabet, Inc., Class A	1.7	Interactive Media & Services

Alphabet, Inc., Class C	1.5	Interactive Media & Services

Eli Lilly & Co.	1.4	Pharmaceuticals

Broadcom, Inc.	1.3	Semiconductors & Semiconductor Equipment

Tesla, Inc.	1.2	Automobiles

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

 As of February 29, 2024

[5]

Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investment in the securities lending vehicle represented 0.0% of the Fund’s net assets as of February 29, 2024. Figures above may not sum to 100% due to rounding.

9

FUND BASICS

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Index Definitions and Industry Terms

February 29, 2024

The Solactive GBS United States 1000 Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 1,000 of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

The Solactive GBS Global Markets ex United States Large & Mid Cap Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 85% of the free-float market capitalization in the global markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. The Russell Midcap® Index includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The Russell 2000® Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index.

MSCI EAFE® Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI EAFE® Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI EAFE® Index is unmanaged and the figures for the MSCI EAFE® Index do not include any deduction for fees or expenses.

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%

Australia – 4.8%
10,043	AGL Energy Ltd. (Utilities)	$55,586
3,987	Ampol Ltd. (Energy)	102,288
50,249	ANZ Group Holdings Ltd. (Financials)	930,874
21,472	APA Group (Utilities)	109,755
9,898	Aristocrat Leisure Ltd. (Consumer Discretionary)	300,534
3,210	ASX Ltd. (Financials)	137,472
19,813	Atlas Arteria Ltd. (Industrials)	69,667
30,737	Aurizon Holdings Ltd. (Industrials)	76,255
84,043	BHP Group Ltd. (Materials)	2,404,052
7,600	BlueScope Steel Ltd. (Materials)	113,029
23,234	Brambles Ltd. (Industrials)	227,991
5,640	CAR Group Ltd. (Communication Services)	135,001
7,785	Charter Hall Group REIT (Real Estate)	63,466
1,095	Cochlear Ltd. (Health Care)	249,675
21,686	Coles Group Ltd. (Consumer Staples)	238,642
27,978	Commonwealth Bank of Australia (Financials)	2,120,743
8,808	Computershare Ltd. (Industrials)	148,660
17,764	Dexus REIT (Real Estate)	85,133
982	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	28,806
2,616	EBOS Group Ltd. (Health Care)	58,891
22,588	Endeavour Group Ltd. (Consumer Staples)	80,895
29,872	Evolution Mining Ltd. (Materials)	57,381
26,405	Fortescue Ltd. (Materials)	445,831
155,706	Glencore PLC (Materials)	738,897
30,760	Goodman Group REIT (Real Estate)	598,878
32,034	GPT Group (The) REIT (Real Estate)	90,736
4,656	IDP Education Ltd. (Consumer Discretionary)(a)	57,876
11,060	IGO Ltd. (Materials)	57,182
40,806	Insurance Australia Group Ltd. (Financials)	164,739
11,519	Lendlease Corp. Ltd. (Real Estate)	48,154
37,253	Lottery Corp. Ltd. (The) (Consumer Discretionary)	123,227
15,493	Lynas Rare Earths Ltd. (Materials)*	58,915
6,064	Macquarie Group Ltd. (Financials)	769,222
46,079	Medibank Pvt Ltd. (Financials)	107,716
2,810	Mineral Resources Ltd. (Materials)	122,025
65,858	Mirvac Group REIT (Real Estate)	93,486

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
52,287	National Australia Bank Ltd. (Financials)	$1,152,140
18,818	Northern Star Resources Ltd. (Materials)	158,068
7,592	Orica Ltd. (Materials)	84,584
28,594	Origin Energy Ltd. (Utilities)	167,385
45,931	Pilbara Minerals Ltd. (Materials)	125,614
817	Pro Medicus Ltd. (Health Care)	55,231
28,733	Qantas Airways Ltd. (Industrials)*	95,980
24,948	QBE Insurance Group Ltd. (Financials)	280,874
3,031	Ramsay Health Care Ltd. (Health Care)	108,372
840	REA Group Ltd. (Communication Services)	106,172
4,932	Reece Ltd. (Industrials)	86,292
6,201	Rio Tinto Ltd. (Materials)	499,797
17,882	Rio Tinto PLC (Materials)	1,148,862
54,309	Santos Ltd. (Energy)	250,372
86,810	Scentre Group REIT (Real Estate)	175,797
5,731	SEEK Ltd. (Communication Services)	97,884
2,580	Seven Group Holdings Ltd. (Industrials)(a)	64,696
7,531	Sonic Healthcare Ltd. (Health Care)	146,379
75,650	South32 Ltd. (Materials)	145,316
39,931	Stockland REIT (Real Estate)	116,745
21,142	Suncorp Group Ltd. (Financials)	210,629
193,078	Telstra Group Ltd. (Communication Services)	480,261
6,559	TPG Telecom Ltd. (Communication Services)	20,030
51,497	Transurban Group (Industrials)	454,027
13,324	Treasury Wine Estates Ltd. (Consumer Staples)	107,148
64,253	Vicinity Ltd. REIT (Real Estate)	81,166
3,876	Washington H Soul Pattinson & Co. Ltd. (Financials)	87,174
18,819	Wesfarmers Ltd. (Consumer Discretionary)	816,606
58,449	Westpac Banking Corp. (Financials)	1,002,857
13,712	Whitehaven Coal Ltd. (Energy)	61,786
2,865	WiseTech Global Ltd. (Information Technology)	176,257
31,738	Woodside Energy Group Ltd. (Energy)	627,426
20,224	Woolworths Group Ltd. (Consumer Staples)	429,568
6,225	Worley Ltd. (Industrials)	67,814
3,480	Yancoal Australia Ltd. (Energy)(b)	13,824

		20,974,813

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Austria – 0.2%
1,192	ANDRITZ AG (Industrials)	$74,945
1,306	BAWAG Group AG (Financials)*(b)	73,844
570	CA Immobilien Anlagen AG (Real Estate)	18,320
5,473	Erste Group Bank AG (Financials)	218,544
557	EVN AG (Utilities)	14,466
7,388	Mondi PLC (Materials)	131,631
2,367	OMV AG (Energy)	104,353
2,491	Raiffeisen Bank International AG (Financials)	51,864
2,285	Telekom Austria AG (Communication Services)*	18,150
541	Verbund AG (Utilities)	39,225
553	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	16,068
1,871	voestalpine AG (Materials)	51,103
1,789	Wienerberger AG (Materials)	62,532

		875,045

Belgium – 0.5%
370	Ackermans & van Haaren NV (Industrials)	62,182
2,538	Ageas SA/NV (Financials)	107,663
14,291	Anheuser-Busch InBev SA/NV (Consumer Staples)	861,710
1,912	Azelis Group NV (Industrials)	39,188
844	Colruyt Group NV (Consumer Staples)	40,534
349	D’ieteren Group (Consumer Discretionary)	67,225
469	Elia Group SA/NV (Utilities)	52,123
1,527	Groupe Bruxelles Lambert NV (Financials)	114,580
4,183	KBC Group NV (Financials)	293,779
2,767	Liberty Global Ltd., Class A (Communication Services)*	48,422
3,683	Liberty Global Ltd., Class C (Communication Services)*	68,320
2,369	Proximus SADP (Communication Services)	19,822
250	Sofina SA (Financials)	56,975
1,169	Solvay SA (Materials)	29,728
1,169	Syensqo SA (Materials)*	104,504
2,011	UCB SA (Health Care)	231,766
3,379	Umicore SA (Materials)	70,536
2,722	Warehouses De Pauw CVA REIT (Real Estate)	72,698

		2,341,755

Brazil – 1.3%
73,790	Ambev SA (Consumer Staples)	186,827
8,884	Atacadao SA (Consumer Staples)	21,617
94,412	B3 SA – Brasil Bolsa Balcao (Financials)	243,790
24,396	Banco Bradesco SA (Financials)	60,393

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
24,990	Banco BTG Pactual SA (Financials)	$183,025
14,391	Banco do Brasil SA (Financials)	167,583
6,254	Banco Santander Brasil SA (Financials)	35,999
11,243	BB Seguridade Participacoes SA (Financials)	75,441
8,663	Caixa Seguridade Participacoes SA (Financials)	25,055
16,715	CCR SA (Industrials)	46,357
19,421	Centrais Eletricas Brasileiras SA (Utilities)	170,029
5,691	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	90,668
4,381	Cia Energetica de Minas Gerais (Utilities)	13,244
10,058	Cia Siderurgica Nacional SA (Materials)	34,049
12,508	Companhia Paranaense de Energia (Utilities)	23,110
19,555	Cosan SA (Energy)	66,907
3,142	CPFL Energia SA (Utilities)	22,379
7,515	CSN Mineracao SA (Materials)	9,181
4,966	Energisa SA (Utilities)	50,813
10,048	Eneva SA (Utilities)*	25,946
2,927	Engie Brasil Energia SA (Utilities)	24,754
16,381	Equatorial Energia SA (Utilities)	112,687
78,493	Hapvida Participacoes e Investimentos SA (Health Care)*(b)	57,977
6,734	Hypera SA (Health Care)	44,562
7,537	Itau Unibanco Holding SA (Financials)	44,461
13,976	Klabin SA (Materials)	63,486
14,289	Localiza Rent a Car SA (Industrials)	152,419
15,960	Lojas Renner SA (Consumer Discretionary)	50,752
48,862	Magazine Luiza SA (Consumer Discretionary)*	20,947
4,495	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	23,892
14,044	Natura & Co. Holding SA (Consumer Staples)*	46,101
3,092	Neoenergia SA (Utilities)	13,442
38,480	NU Holdings Ltd., Class A (Financials)*	426,358
3,333	Pagseguro Digital Ltd., Class A (Financials)*	46,395
61,971	Petroleo Brasileiro SA (Energy)	514,112
2,828	Porto Seguro SA (Financials)	16,255
12,044	PRIO SA (Energy)	105,953
21,058	Raia Drogasil SA (Consumer Staples)	112,905
16,495	Rede D’Or Sao Luiz SA (Health Care)(b)	84,058

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
20,396	Rumo SA (Industrials)	$93,264
22,624	Sendas Distribuidora SA (Consumer Staples)	64,658
4,011	StoneCo Ltd., Class A (Financials)*	69,029
11,600	Suzano SA (Materials)	131,557
6,795	Telefonica Brasil SA (Communication Services)	74,505
13,374	TIM SA (Communication Services)	48,908
8,693	TOTVS SA (Information Technology)	53,694
12,111	Ultrapar Participacoes SA (Energy)	71,564
65,689	Vale SA (Materials)	885,654
18,664	Vibra Energia SA (Consumer Discretionary)	97,139
24,833	WEG SA (Industrials)	183,374
7,572	Wheaton Precious Metals Corp. (Materials)	312,236
6,493	XP, Inc., Class A (Financials)	153,495
2,573	Yara International ASA (Materials)	80,108

		5,833,114

Canada – 7.2%
8,269	Agnico Eagle Mines Ltd. (Materials)	396,822
5,993	Air Canada (Industrials)*	80,063
11,500	Algonquin Power & Utilities Corp. (Utilities)	67,236
12,223	Alimentation Couche-Tard, Inc. (Consumer Staples)	758,514
4,676	AltaGas Ltd. (Utilities)	100,287
10,181	ARC Resources Ltd. (Energy)	173,618
11,936	Bank of Montreal (Financials)	1,081,003
20,054	Bank of Nova Scotia (The) (Financials)	973,019
29,188	Barrick Gold Corp. (Materials)	425,871
15,264	BCE, Inc. (Communication Services)	566,738
5,852	Brookfield Asset Management Ltd., Class A (Financials)	238,636
24,751	Brookfield Corp. (Financials)	1,021,901
5,320	CAE, Inc. (Industrials)*	99,391
7,224	Cameco Corp. (Energy)	292,933
2,795	Canadian Apartment Properties REIT (Real Estate)	98,109
15,359	Canadian Imperial Bank of Commerce (Financials)	727,213
9,690	Canadian National Railway Co. (Industrials)	1,257,160
18,032	Canadian Natural Resources Ltd. (Energy)	1,256,862
15,583	Canadian Pacific Kansas City Ltd. (Industrials)	1,323,869
892	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	90,821

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
2,063	Canadian Utilities Ltd., Class A (Utilities)	$46,482
2,418	CCL Industries, Inc., Class B (Materials)	123,329
22,735	Cenovus Energy, Inc. (Energy)	396,419
3,463	CGI, Inc. (Information Technology)*	397,836
4,624	Choice Properties Real Estate Investment Trust REIT (Real Estate)	45,648
334	Constellation Software, Inc. (Information Technology)	930,425
4,616	Dollarama, Inc. (Consumer Discretionary)	357,273
4,543	Emera, Inc. (Utilities)	159,433
2,513	Empire Co. Ltd. (Consumer Staples)	63,717
35,528	Enbridge, Inc. (Energy)	1,221,942
392	Fairfax Financial Holdings Ltd. (Financials)	418,658
648	FirstService Corp. (Real Estate)	106,701
8,100	Fortis, Inc. (Utilities)	312,510
3,187	Franco-Nevada Corp. (Materials)	333,867
1,021	George Weston Ltd. (Consumer Staples)	133,810
2,767	GFL Environmental, Inc. (Industrials)	99,819
2,875	Gildan Activewear, Inc. (Consumer Discretionary)	100,175
4,578	Great-West Lifeco, Inc. (Financials)	141,085
5,287	Hydro One Ltd. (Utilities)(b)	157,673
1,722	iA Financial Corp., Inc. (Financials)	106,848
1,498	IGM Financial, Inc. (Financials)	39,373
2,784	Imperial Oil Ltd. (Energy)(a)	174,304
2,926	Intact Financial Corp. (Financials)	486,850
9,594	Ivanhoe Mines Ltd., Class A (Materials)*	102,069
3,822	Keyera Corp. (Energy)	94,088
20,343	Kinross Gold Corp. (Materials)	99,589
2,431	Loblaw Cos. Ltd. (Consumer Staples)	259,240
4,443	Magna International, Inc. (Consumer Discretionary)	244,957
30,882	Manulife Financial Corp. (Financials)	733,372
3,846	Metro, Inc. (Consumer Staples)	208,356
5,626	National Bank of Canada (Financials)	439,387
4,218	Northland Power, Inc. (Utilities)	71,526
8,302	Nutrien Ltd. (Materials)	433,600
1,105	Onex Corp. (Financials)	82,340
4,459	Open Text Corp. (Information Technology)	171,575

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
6,080	Pan American Silver Corp. (Materials)	$75,487
9,203	Pembina Pipeline Corp. (Energy)	320,461
8,882	Power Corp. of Canada (Financials)	256,765
2,563	Quebecor, Inc., Class B (Communication Services)	59,977
3,034	RB Global, Inc. (Industrials)	229,035
4,698	Restaurant Brands International, Inc. (Consumer Discretionary)	365,006
5,007	RioCan Real Estate Investment Trust REIT (Real Estate)	66,004
6,204	Rogers Communications, Inc., Class B (Communication Services)	274,717
22,975	Royal Bank of Canada (Financials)	2,232,540
4,086	Saputo, Inc. (Consumer Staples)	83,175
19,328	Shopify, Inc., Class A (Information Technology)*	1,477,583
9,811	Sun Life Financial, Inc. (Financials)	521,382
21,909	Suncor Energy, Inc. (Energy)	753,210
17,364	TC Energy Corp. (Energy)	687,212
7,667	Teck Resources Ltd., Class B (Materials)	294,787
24,034	TELUS Corp. (Communication Services)	419,423
1,298	TFI International, Inc. (Industrials)	191,894
2,372	Thomson Reuters Corp. (Industrials)	374,665
29,951	Toronto-Dominion Bank (The) (Financials)	1,799,467
5,312	Tourmaline Oil Corp. (Energy)	240,545
916	West Fraser Timber Co. Ltd. (Materials)	73,761
2,077	WSP Global, Inc. (Industrials)	329,876

		31,451,314

Chile – 0.2%
5,481	Antofagasta PLC (Materials)	126,011
732,567	Banco de Chile (Financials)	84,846
1,484	Banco de Credito e Inversiones SA (Financials)	41,128
1,035,331	Banco Santander Chile (Financials)	50,299
21,286	Cencosud SA (Consumer Staples)	38,191
1,981	Cia Cervecerias Unidas SA (Consumer Staples)	11,474
237,329	Cia Sud Americana de Vapores SA (Industrials)	16,554
19,465	Empresas CMPC SA (Materials)	34,521
6,957	Empresas Copec SA (Energy)	44,605
318,405	Enel Americas SA (Utilities)	32,432
406,089	Enel Chile SA (Utilities)	24,369

Shares	Description	Value

Common Stocks – (continued)

Chile – (continued)
19,748	Falabella SA (Consumer Discretionary)*	$50,033
7,488,636	Latam Airlines Group SA (Industrials)*	94,090
10,962	Lundin Mining Corp. (Materials)	86,720

		735,273

China – 7.3%
6,600	360 Security Technology, Inc., Class A (Information Technology)*	8,033
2,100	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	5,678
200	3peak, Inc., Class A (Information Technology)	3,060
700	Accelink Technologies Co. Ltd., Class A (Information Technology)	2,916
232	ACM Research Shanghai, Inc., Class A (Information Technology)	3,163
575	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	11,714
1,200	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	2,946
2,500	AECC Aviation Power Co. Ltd., Class A (Industrials)	11,939
90,400	Agricultural Bank of China Ltd., Class A (Financials)	52,569
473,569	Agricultural Bank of China Ltd., Class H (Financials)	194,780
9,400	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	19,112
600	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	2,746
7,100	Air China Ltd., Class A (Industrials)*	7,371
26,791	Air China Ltd., Class H (Industrials)*	14,373
2,846	Airtac International Group (Industrials)	108,944
1,700	Aisino Corp., Class A (Information Technology)	2,418
8,069	Akeso, Inc. (Health Care)*(b)	48,545
263,491	Alibaba Group Holding Ltd. (Consumer Discretionary)	2,453,568
84,278	Alibaba Health Information Technology Ltd. (Consumer Staples)*	37,032
12,400	Aluminum Corp. of China Ltd., Class A (Materials)	10,412
63,030	Aluminum Corp. of China Ltd., Class H (Materials)	31,560

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
387	Amlogic Shanghai Co. Ltd., Class A (Information Technology)	$3,005
6,000	Angang Steel Co. Ltd., Class A (Materials)	2,107
22,177	Angang Steel Co. Ltd., Class H (Materials)	3,994
800	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,740
3,700	Anhui Conch Cement Co. Ltd., Class A (Materials)	12,294
19,805	Anhui Conch Cement Co. Ltd., Class H (Materials)	43,310
1,400	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	42,578
2,000	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	4,297
600	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	3,548
600	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	5,325
300	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	3,635
300	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	3,402
21,434	ANTA Sports Products Ltd. (Consumer Discretionary)	210,129
1,100	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,134
900	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	2,818
392	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	2,788
300	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	4,230
433	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	3,797
500	Autobio Diagnostics Co. Ltd., Class A (Health Care)	4,605
1,121	Autohome, Inc. ADR (Communication Services)	29,135
1,800	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	5,266
8,300	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	3,824
36,850	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	15,109

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
600	AVICOPTER PLC, Class A (Industrials)	$3,031
5,200	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	4,294
4,714	Baidu, Inc. ADR (Communication Services)*	477,670
5,600	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	2,029
19,900	Bank of Beijing Co. Ltd., Class A (Financials)	14,307
3,700	Bank of Changsha Co. Ltd., Class A (Financials)	4,000
3,500	Bank of Chengdu Co. Ltd., Class A (Financials)	6,427
41,700	Bank of China Ltd., Class A (Financials)	25,870
1,399,872	Bank of China Ltd., Class H (Financials)	550,736
1,400	Bank of Chongqing Co. Ltd., Class A (Financials)	1,409
39,400	Bank of Communications Co. Ltd., Class A (Financials)	34,286
121,733	Bank of Communications Co. Ltd., Class H (Financials)	79,924
3,400	Bank of Guiyang Co. Ltd., Class A (Financials)	2,600
5,500	Bank of Hangzhou Co. Ltd., Class A (Financials)	8,458
16,000	Bank of Jiangsu Co. Ltd., Class A (Financials)	17,032
9,700	Bank of Nanjing Co. Ltd., Class A (Financials)	11,780
6,600	Bank of Ningbo Co. Ltd., Class A (Financials)	20,408
13,300	Bank of Shanghai Co. Ltd., Class A (Financials)	12,054
3,400	Bank of Suzhou Co. Ltd., Class A (Financials)	3,346
6,600	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,914
21,200	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	19,625
7,900	BBMG Corp., Class A (Materials)	2,138
832	BeiGene Ltd. ADR (Health Care)*	137,821
200	BeiGene Ltd., Class A (Health Care)*	3,665
6,900	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,691
400	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	2,748
3,900	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,847

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
500	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	$2,418
600	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	2,155
2,700	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	3,403
7,932	Beijing Enterprises Holdings Ltd. (Utilities)	29,889
61,869	Beijing Enterprises Water Group Ltd. (Utilities)	14,541
200	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	2,520
4,400	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	1,856
429	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	16,132
1,600	Beijing New Building Materials PLC, Class A (Industrials)	6,238
2,400	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	5,752
3,400	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	2,402
200	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	9,043
1,800	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)*	2,011
3,400	Beijing Shougang Co. Ltd., Class A (Materials)*	1,562
1,500	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	5,892
1,300	Beijing Tongrentang Co. Ltd., Class A (Health Care)	8,029
1,800	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	2,713
700	Beijing United Information Technology Co. Ltd., Class A (Industrials)	2,045
700	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	7,145
2,600	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	3,161
41,100	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	28,806

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,500	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	$2,967
400	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	3,503
400	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	2,405
400	BGI Genomics Co. Ltd., Class A (Health Care)	2,455
4,074	Bilibili, Inc., Class Z (Communication Services)*	39,888
432	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	3,833
2,300	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)*	2,356
1,100	Bluestar Adisseo Co., Class A (Materials)	1,322
3,485	BOC Aviation Ltd. (Industrials)(b)	25,685
60,071	BOC Hong Kong Holdings Ltd. (Financials)	158,449
2,600	BOC International China Co. Ltd., Class A (Financials)	3,940
37,600	BOE Technology Group Co. Ltd., Class A (Information Technology)	20,821
1,000	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)*	2,121
28,333	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	45,890
1,800	BYD Co. Ltd., Class A (Consumer Discretionary)	47,765
16,705	BYD Co. Ltd., Class H (Consumer Discretionary)	412,461
12,583	BYD Electronic International Co. Ltd. (Information Technology)	47,575
1,600	By-health Co. Ltd., Class A (Consumer Staples)	3,753
8,472	C&D International Investment Group Ltd. (Real Estate)	13,787
2,500	Caida Securities Co. Ltd., Class A (Financials)	2,692
4,300	Caitong Securities Co. Ltd., Class A (Financials)	4,762
2,695	CALB Group Co. Ltd. (Consumer Discretionary)*(b)	5,026
375	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	8,778
800	Canmax Technologies Co. Ltd., Class A (Materials)	2,540
546	Cathay Biotech, Inc., Class A (Materials)	3,659

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,700	CECEP Solar Energy Co. Ltd., Class A (Utilities)	$2,794
6,000	CECEP Wind-Power Corp., Class A (Utilities)	2,498
800	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	2,257
14,400	CGN Power Co. Ltd., Class A (Utilities)	7,714
177,336	CGN Power Co. Ltd., Class H (Utilities)(b)	53,911
400	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	7,134
5,100	Changjiang Securities Co. Ltd., Class A (Financials)	3,893
300	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	5,848
1,800	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	6,335
800	Chengxin Lithium Group Co. Ltd., Class A (Materials)	2,433
1,500	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	2,690
900	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	2,449
2,400	China Baoan Group Co. Ltd., Class A (Industrials)	3,964
140,651	China Cinda Asset Management Co. Ltd., Class H (Financials)	13,474
4,900	China CITIC Bank Corp. Ltd., Class A (Financials)	4,373
173,443	China CITIC Bank Corp. Ltd., Class H (Financials)	92,384
3,600	China Coal Energy Co. Ltd., Class A (Energy)	6,215
35,055	China Coal Energy Co. Ltd., Class H (Energy)	37,837
37,334	China Communications Services Corp. Ltd., Class H (Industrials)	15,880
9,000	China Construction Bank Corp., Class A (Financials)	8,744
1,576,468	China Construction Bank Corp., Class H (Financials)	982,675
4,200	China CSSC Holdings Ltd., Class A (Industrials)	20,693
9,900	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,235
31,943	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	8,079
30,600	China Energy Engineering Corp. Ltd., Class A (Industrials)	9,258

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
96,069	China Energy Engineering Corp. Ltd., Class H (Industrials)	$8,835
3,300	China Enterprise Co. Ltd., Class A (Real Estate)	1,443
43,700	China Everbright Bank Co. Ltd., Class A (Financials)	19,529
122,205	China Everbright Bank Co. Ltd., Class H (Financials)	38,244
55,011	China Everbright Environment Group Ltd. (Industrials)	20,448
55,685	China Feihe Ltd. (Consumer Staples)(b)	27,740
1,700	China Film Co. Ltd., Class A (Communication Services)*	2,862
6,400	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,505
4,200	China Galaxy Securities Co. Ltd., Class A (Financials)	7,082
57,681	China Galaxy Securities Co. Ltd., Class H (Financials)	30,355
45,138	China Gas Holdings Ltd. (Utilities)	41,340
3,600	China Great Wall Securities Co. Ltd., Class A (Financials)	3,957
3,000	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	4,322
1,300	China Green Electricity Investment of Tianjin Co. Ltd., Class A (Real Estate)	1,775
39,845	China Hongqiao Group Ltd. (Materials)	30,995
1,500	China International Capital Corp. Ltd., Class A (Financials)	7,266
24,855	China International Capital Corp. Ltd., Class H (Financials)(b)	31,208
2,100	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,609
104,975	China Jinmao Holdings Group Ltd. (Real Estate)	8,582
3,700	China Jushi Co. Ltd., Class A (Materials)	5,145
15,363	China Lesso Group Holdings Ltd. (Industrials)	7,320
2,000	China Life Insurance Co. Ltd., Class A (Financials)	8,419
124,569	China Life Insurance Co. Ltd., Class H (Financials)	153,547
6,203	China Literature Ltd. (Communication Services)*(b)	19,135
55,914	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	39,567
20,708	China Medical System Holdings Ltd. (Health Care)	34,016
49,773	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	125,119

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
20,700	China Merchants Bank Co. Ltd., Class A (Financials)	$92,048
63,351	China Merchants Bank Co. Ltd., Class H (Financials)	247,212
7,600	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	7,594
2,300	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	3,368
20,774	China Merchants Port Holdings Co. Ltd. (Industrials)	25,766
6,900	China Merchants Securities Co. Ltd., Class A (Financials)	13,503
7,128	China Merchants Securities Co. Ltd., Class H (Financials)(b)	5,672
7,200	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	9,413
33,400	China Minsheng Banking Corp. Ltd., Class A (Financials)	18,727
115,696	China Minsheng Banking Corp. Ltd., Class H (Financials)	40,788
71,243	China National Building Material Co. Ltd., Class H (Materials)	26,845
5,700	China National Chemical Engineering Co. Ltd., Class A (Industrials)	5,522
700	China National Medicines Corp. Ltd., Class A (Health Care)	3,060
17,800	China National Nuclear Power Co. Ltd., Class A (Utilities)	21,443
800	China National Software & Service Co. Ltd., Class A (Information Technology)	3,577
3,400	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	8,895
1,300	China Oilfield Services Ltd., Class A (Energy)	2,634
30,321	China Oilfield Services Ltd., Class H (Energy)	26,724
62,112	China Overseas Land & Investment Ltd. (Real Estate)	92,349
20,046	China Overseas Property Holdings Ltd. (Real Estate)	16,951
6,900	China Pacific Insurance Group Co. Ltd., Class A (Financials)	24,535
42,293	China Pacific Insurance Group Co. Ltd., Class H (Financials)	80,709
31,500	China Petroleum & Chemical Corp., Class A (Energy)	27,324
401,984	China Petroleum & Chemical Corp., Class H (Energy)	222,332
4,800	China Petroleum Engineering Corp., Class A (Energy)	2,145

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
80,742	China Power International Development Ltd. (Utilities)	$32,694
4,618	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,628
19,300	China Railway Group Ltd., Class A (Industrials)	17,009
67,715	China Railway Group Ltd., Class H (Industrials)	33,041
5,728	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	3,879
27,070	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	9,820
900	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	3,484
26,117	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	113,258
34,427	China Resources Building Materials Technology Holdings Ltd. (Materials)(a)	5,981
14,929	China Resources Gas Group Ltd. (Utilities)	45,194
48,287	China Resources Land Ltd. (Real Estate)	148,646
1,238	China Resources Microelectronics Ltd., Class A (Information Technology)	7,362
10,042	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	30,400
25,973	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	17,583
29,845	China Resources Power Holdings Co. Ltd. (Utilities)	64,426
900	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	6,867
107,695	China Ruyi Holdings Ltd. (Communication Services)*	21,185
400	China Science Publishing & Media Ltd., Class A (Communication Services)	1,421
6,500	China Shenhua Energy Co. Ltd., Class A (Energy)	34,822
56,540	China Shenhua Energy Co. Ltd., Class H (Energy)	218,467
1,700	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	2,926
10,500	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,627
27,099	China Southern Airlines Co. Ltd., Class H (Industrials)*	10,073

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,700	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	$1,915
1,500	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	2,123
42,100	China State Construction Engineering Corp. Ltd., Class A (Industrials)	31,260
29,676	China State Construction International Holdings Ltd. (Industrials)	33,092
900	China Suntien Green Energy Corp. Ltd., Class A (Energy)	1,034
28,896	China Suntien Green Energy Corp. Ltd., Class H (Energy)	10,999
23,316	China Taiping Insurance Holdings Co. Ltd. (Financials)	20,341
28,800	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	18,467
2,000	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	24,177
1,400	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)(b)	13,752
726,328	China Tower Corp. Ltd., Class H (Communication Services)(b)	88,138
31,900	China United Network Communications Ltd., Class A (Communication Services)	21,251
9,100	China Vanke Co. Ltd., Class A (Real Estate)	12,680
36,939	China Vanke Co. Ltd., Class H (Real Estate)	28,593
4,800	China XD Electric Co. Ltd., Class A (Industrials)	3,577
23,500	China Yangtze Power Co. Ltd., Class A (Utilities)	81,701
500	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,980
20,200	China Zheshang Bank Co. Ltd., Class A (Financials)	7,794
39,703	China Zheshang Bank Co. Ltd., Class H (Financials)	10,954
800	Chinalin Securities Co. Ltd., Class A (Financials)	1,440
500	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	4,545
21,900	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	45,288
8,300	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	5,161

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
37,131	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	$14,987
500	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)*	2,633
1,700	Chongqing Water Group Co. Ltd., Class A (Utilities)	1,298
2,400	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	17,817
29,227	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	43,754
1,400	CIMC Vehicles Group Co. Ltd., Class A (Industrials)	1,865
106,502	CITIC Ltd. (Industrials)	107,607
1,700	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	3,438
12,300	CITIC Securities Co. Ltd., Class A (Financials)	36,361
32,418	CITIC Securities Co. Ltd., Class H (Financials)	60,125
16,600	CMOC Group Ltd., Class A (Materials)	14,169
60,780	CMOC Group Ltd., Class H (Materials)	37,576
600	CNGR Advanced Material Co. Ltd., Class A (Materials)	3,948
5,700	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,626
5,100	CNPC Capital Co. Ltd., Class A (Financials)	4,388
4,400	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	99,850
9,300	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,175
3,200	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	6,120
21,693	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	20,533
12,900	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	18,799
52,778	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	56,898
219,258	Country Garden Holdings Co. Ltd. (Real Estate)*(a)	17,924
36,071	Country Garden Services Holdings Co. Ltd. (Real Estate)	27,599
22,900	CRRC Corp. Ltd., Class A (Industrials)	20,277
73,177	CRRC Corp. Ltd., Class H (Industrials)	37,763

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,800	CSC Financial Co. Ltd., Class A (Financials)	$9,055
14,289	CSC Financial Co. Ltd., Class H (Financials)(b)	11,535
900	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	4,276
139,705	CSPC Pharmaceutical Group Ltd. (Health Care)	109,211
1,300	CSSC Science & Technology Co. Ltd., Class A (Industrials)	3,157
14,200	Daqin Railway Co. Ltd., Class A (Industrials)	14,702
1,100	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	3,632
8,100	Datang International Power Generation Co. Ltd., Class A (Utilities)	2,889
44,542	Datang International Power Generation Co. Ltd., Class H (Utilities)	7,226
3,000	DHC Software Co. Ltd., Class A (Information Technology)	2,402
1,000	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,835
600	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,837
2,600	Dongfang Electric Corp. Ltd., Class A (Industrials)	5,900
5,344	Dongfang Electric Corp. Ltd., Class H (Industrials)	5,911
43,543	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	18,632
400	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	1,390
3,000	Dongxing Securities Co. Ltd., Class A (Financials)	3,535
7,649	East Buy Holding Ltd. (Consumer Discretionary)*(b)	23,644
15,900	East Money Information Co. Ltd., Class A (Financials)	30,982
200	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	4,968
5,200	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	2,187
500	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	2,590
800	Edifier Technology Co. Ltd., Class A (Consumer Discretionary)	1,510
500	Empyrean Technology Co. Ltd., Class A (Information Technology)	6,315

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
12,756	ENN Energy Holdings Ltd. (Utilities)	$104,850
2,200	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,719
700	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	5,834
46,326	ESR Group Ltd. (Real Estate)(b)	61,896
1,900	Eve Energy Co. Ltd., Class A (Industrials)	10,102
3,600	Everbright Securities Co. Ltd., Class A (Financials)	8,439
9,589	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	3,181
3,700	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	2,532
21,022	Far East Horizon Ltd. (Financials)	16,890
1,141	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	2,139
2,300	FAW Jiefang Group Co. Ltd., Class A (Industrials)*	2,796
1,100	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	2,754
3,900	First Capital Securities Co. Ltd., Class A (Financials)	3,101
1,500	Flat Glass Group Co. Ltd., Class A (Information Technology)	4,534
6,621	Flat Glass Group Co. Ltd., Class H (Information Technology)(a)	12,246
13,500	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	11,804
4,300	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	24,265
32,770	Fosun International Ltd. (Industrials)	18,920
7,800	Founder Securities Co. Ltd., Class A (Financials)	8,249
10,500	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	27,236
2,100	Fujian Funeng Co. Ltd., Class A (Utilities)	2,678
400	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)*	2,690
1,200	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	2,713
13,282	Full Truck Alliance Co. Ltd. ADR (Industrials)*	87,661
1,900	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	11,415

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
10,157	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	$50,923
1,709	GalaxyCore, Inc., Class A (Information Technology)	4,684
500	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)*	2,978
1,500	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	8,338
6,756	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(b)	22,437
100	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	3,006
16,800	GD Power Development Co. Ltd., Class A (Utilities)	10,912
1,715	GDS Holdings Ltd. ADR (Information Technology)*	11,713
96,370	Geely Automobile Holdings Ltd. (Consumer Discretionary)	105,371
4,800	GEM Co. Ltd., Class A (Materials)	3,571
4,200	Gemdale Corp., Class A (Real Estate)	2,512
19,153	Genscript Biotech Corp. (Health Care)*	38,703
5,500	GF Securities Co. Ltd., Class A (Financials)	10,824
16,966	GF Securities Co. Ltd., Class H (Financials)	18,291
6,251	Giant Biogene Holding Co. Ltd. (Consumer Staples)*(b)	28,585
1,900	Giant Network Group Co. Ltd., Class A (Communication Services)	2,985
700	GigaDevice Semiconductor, Inc., Class A (Information Technology)	7,118
400	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,616
1,300	Glodon Co. Ltd., Class A (Information Technology)	2,470
3,200	GoerTek, Inc., Class A (Information Technology)	7,390
12,156	Goldwind Science & Technology Co. Ltd. (Industrials)	4,627
3,200	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	3,393
400	Goneo Group Co. Ltd., Class A (Industrials)	5,663
200	GoodWe Technologies Co. Ltd., Class A (Industrials)	3,011
1,700	Gotion High-tech Co. Ltd., Class A (Industrials)*	4,669

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,600	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	$8,444
38,816	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)(a)	43,929
5,700	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	30,892
10,000	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	3,053
16,330	Greentown China Holdings Ltd. (Real Estate)	13,120
2,300	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,681
2,300	Guangdong Construction Engineering Group Co. Ltd., Class A (Industrials)	1,366
2,100	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)*	1,419
1,700	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	10,174
47,621	Guangdong Investment Ltd. (Utilities)	28,346
300	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	1,558
6,100	Guanghui Energy Co. Ltd., Class A (Energy)	6,341
3,000	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	3,710
46,831	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	20,279
2,200	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)*	3,093
1,300	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	5,337
3,455	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	9,003
2,500	Guangzhou Development Group, Inc., Class A (Energy)	2,026
400	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	1,264
2,200	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	3,530

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
400	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	$3,348
3,400	Guangzhou Port Co. Ltd., Class A (Industrials)	1,486
700	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	3,812
1,800	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	5,156
3,300	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	2,821
2,200	Guolian Securities Co. Ltd., Class A (Financials)*	3,350
6,539	Guolian Securities Co. Ltd., Class H (Financials)*	2,689
4,900	Guosen Securities Co. Ltd., Class A (Financials)	5,862
7,000	Guotai Junan Securities Co. Ltd., Class A (Financials)	14,660
12,049	Guotai Junan Securities Co. Ltd., Class H (Financials)(b)	13,867
4,100	Guoyuan Securities Co. Ltd., Class A (Financials)	3,972
3,184	H World Group Ltd. ADR (Consumer Discretionary)	116,407
28,273	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	51,788
5,900	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	19,726
38,867	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	118,654
40,400	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	8,018
10,700	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	5,569
200	Hainan Drinda New Energy Technology Co. Ltd., Class A (Information Technology)	1,901
500	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,735
10,446	Haitian International Holdings Ltd. (Industrials)	26,473
9,100	Haitong Securities Co. Ltd., Class A (Financials)	11,544
44,075	Haitong Securities Co. Ltd., Class H (Financials)	21,900
1,000	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	2,755
1,100	Hang Zhou Great Star Industrial Co. Ltd., Class A (Consumer Discretionary)	3,324

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
900	Hangcha Group Co. Ltd., Class A (Industrials)	$3,720
600	Hangjin Technology Co. Ltd., Class A (Materials)	2,432
2,900	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	3,043
600	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	2,414
1,700	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	6,564
600	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	1,972
900	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	3,497
900	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	3,123
1,300	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	3,771
700	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	4,377
1,935	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	6,735
17,988	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	31,708
600	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,831
900	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	2,357
200	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)*	1,939
1,100	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,829
800	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	2,142
1,700	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	2,933
2,100	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	5,386
2,800	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	11,355
9,784	Hengan International Group Co. Ltd. (Consumer Staples)	30,244

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,500	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	$2,987
5,100	Hengli Petrochemical Co. Ltd., Class A (Materials)*	9,011
2,300	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	3,907
3,400	Hengyi Petrochemical Co. Ltd., Class A (Materials)*	3,265
9,700	Hesteel Co. Ltd., Class A (Materials)	2,935
900	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	3,721
5,232	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	16,574
1,200	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	4,314
500	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	9,512
3,500	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	4,192
500	Hongfa Technology Co. Ltd., Class A (Industrials)	1,728
2,100	Hongta Securities Co. Ltd., Class A (Financials)	2,259
778	Horizon Construction Development Ltd. (Industrials)*	242
600	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	4,413
500	Hoyuan Green Energy Co. Ltd., Class A (Information Technology)	1,930
13,389	Hua Hong Semiconductor Ltd. (Information Technology)*(b)	28,732
4,400	Huaan Securities Co. Ltd., Class A (Financials)	2,943
8,000	Huadian Power International Corp. Ltd., Class A (Utilities)	6,873
25,629	Huadian Power International Corp. Ltd., Class H (Utilities)	12,407
1,600	Huadong Medicine Co. Ltd., Class A (Health Care)	7,479
4,600	Huafon Chemical Co. Ltd., Class A (Materials)	4,354
900	Huagong Tech Co. Ltd., Class A (Information Technology)	3,963
2,300	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	6,049
1,700	Hualan Biological Engineering, Inc., Class A (Health Care)	4,655
400	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	3,217

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,300	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	$5,538
8,200	Huaneng Power International, Inc., Class A (Utilities)*	10,038
68,586	Huaneng Power International, Inc., Class H (Utilities)*	38,547
7,400	Huatai Securities Co. Ltd., Class A (Financials)	14,933
22,439	Huatai Securities Co. Ltd., Class H (Financials)(b)	26,541
2,400	Huaxi Securities Co. Ltd., Class A (Financials)	2,621
12,200	Huaxia Bank Co. Ltd., Class A (Financials)	10,735
300	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	1,232
1,300	Huaxin Cement Co. Ltd., Class A (Materials)	2,448
2,900	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	7,031
3,700	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,342
500	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	2,081
900	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	4,622
1,000	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,559
600	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	8,544
1,500	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	4,580
1,795	Hunan Changyuan Lico Co. Ltd., Class A (Industrials)	1,520
6,400	Hunan Valin Steel Co. Ltd., Class A (Materials)	5,054
400	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	1,537
1,800	Hundsun Technologies, Inc., Class A (Information Technology)	6,101
5,860	Hygeia Healthcare Holdings Co. Ltd. (Health Care)(b)	22,044
1,400	IEIT Systems Co. Ltd., Class A (Information Technology)	7,265
2,200	Iflytek Co. Ltd., Class A (Information Technology)	15,080
800	IKD Co. Ltd., Class A (Consumer Discretionary)	2,288
200	Imeik Technology Development Co. Ltd., Class A (Health Care)	9,077
61,900	Industrial & Commercial Bank of China Ltd., Class A (Financials)	45,790

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,157,000	Industrial & Commercial Bank of China Ltd., Class H (Financials)	$597,062
20,900	Industrial Bank Co. Ltd., Class A (Financials)	48,296
8,100	Industrial Securities Co. Ltd., Class A (Financials)	6,531
500	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	4,549
42,700	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	9,126
1,900	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	4,375
1,400	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,042
7,900	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	4,265
6,100	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	3,742
6,400	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	25,182
3,400	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	2,855
2,000	Innovation New Material Technology Co. Ltd., Class A (Consumer Staples)	1,133
20,470	Innovent Biologics, Inc. (Health Care)*(b)	110,733
7,745	iQIYI, Inc. ADR (Communication Services)*	28,579
200	iRay Technology Co. Ltd., Class A (Health Care)	6,872
900	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)*	5,680
3,100	JA Solar Technology Co. Ltd., Class A (Information Technology)	8,067
800	Jafron Biomedical Co. Ltd., Class A (Health Care)	2,228
800	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	4,169
1,700	JCET Group Co. Ltd., Class A (Information Technology)	6,172
600	JCHX Mining Management Co. Ltd., Class A (Materials)	3,610

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,513	JD Health International, Inc. (Consumer Staples)*(b)	$62,856
30,053	JD Logistics, Inc. (Industrials)*(b)	29,827
40,983	JD.com, Inc., Class A (Consumer Discretionary)	466,168
5,100	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	7,432
1,400	Jiangsu Expressway Co. Ltd., Class A (Industrials)	2,341
19,201	Jiangsu Expressway Co. Ltd., Class H (Industrials)	19,744
1,200	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,246
1,200	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	9,461
6,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	37,875
1,200	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	8,943
900	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	3,148
400	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	4,437
2,000	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,890
500	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	3,092
1,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	21,026
400	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	3,038
400	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	2,801
900	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	4,473
3,200	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	5,814
1,900	Jiangxi Copper Co. Ltd., Class A (Materials)	5,166
18,064	Jiangxi Copper Co. Ltd., Class H (Materials)	26,904
1,600	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	2,318
2,500	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	3,504
6,121	Jinko Solar Co. Ltd., Class A (Information Technology)	7,501
300	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	2,546

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,100	Jizhong Energy Resources Co. Ltd., Class A (Energy)	$3,498
1,100	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	2,659
1,800	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	3,018
600	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,516
1,572	Joinn Laboratories China Co. Ltd., Class H (Health Care)(b)	1,984
3,640	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	4,112
700	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)*	2,459
600	Juewei Food Co. Ltd., Class A (Consumer Staples)	1,872
2,100	Juneyao Airlines Co. Ltd., Class A (Industrials)*	3,885
4,643	Kanzhun Ltd. ADR (Communication Services)	72,663
14,902	KE Holdings, Inc. ADR (Real Estate)	202,518
200	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,804
1,800	Keda Industrial Group Co. Ltd., Class A (Industrials)	3,003
46,410	Kingdee International Software Group Co. Ltd. (Information Technology)*	50,152
2,500	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	2,491
2,000	Kingnet Network Co. Ltd., Class A (Communication Services)	3,470
15,865	Kingsoft Corp. Ltd. (Communication Services)	44,279
34,015	Kuaishou Technology (Communication Services)*(b)	193,346
2,000	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	4,116
61,487	Kunlun Energy Co. Ltd. (Utilities)	52,543
1,100	Kunlun Tech Co. Ltd., Class A (Communication Services)*	6,163
1,200	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	282,294
1,500	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	14,344
2,200	LB Group Co. Ltd., Class A (Materials)	5,734
117,738	Lenovo Group Ltd. (Information Technology)	130,389
4,600	Lens Technology Co. Ltd., Class A (Information Technology)	7,725

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,700	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	$3,560
700	Levima Advanced Materials Corp., Class A (Materials)	1,661
16,655	Li Auto, Inc., Class A (Consumer Discretionary)*	377,188
39,499	Li Ning Co. Ltd. (Consumer Discretionary)	98,485
16,000	Liaoning Port Co. Ltd., Class A (Industrials)	3,286
3,500	Lifan Technology Group Co. Ltd., Class A (Consumer Discretionary)*	1,598
6,500	Lingyi iTech Guangdong Co., Class A (Information Technology)	4,953
600	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	3,205
2,302	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	8,057
33,828	Longfor Group Holdings Ltd. (Real Estate)(b)	42,691
7,600	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	22,404
1,000	Longshine Technology Group Co. Ltd., Class A (Information Technology)	1,775
2,709	Lufax Holding Ltd. ADR (Financials)	8,452
1,800	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,483
7,200	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	27,560
1,500	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	36,588
1,700	Mango Excellent Media Co. Ltd., Class A (Communication Services)	5,847
500	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	7,460
2,700	Meihua Holdings Group Co. Ltd., Class A (Consumer Staples)	4,047
3,600	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	2,788
76,322	Meituan, Class B (Consumer Discretionary)*(b)	777,960
16,800	Metallurgical Corp. of China Ltd., Class A (Industrials)	7,764
45,113	Metallurgical Corp. of China Ltd., Class H (Industrials)	9,105
12,912	Microport Scientific Corp. (Health Care)*	12,667

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,100	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	$2,973
7,937	MINISO Group Holding Ltd. (Consumer Discretionary)	36,954
4,200	Minmetals Capital Co. Ltd., Class A (Financials)	3,037
11,908	Minth Group Ltd. (Consumer Discretionary)	20,260
1,058	Montage Technology Co. Ltd., Class A (Information Technology)	7,665
5,500	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	29,381
5,800	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,421
1,400	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,790
3,400	Nanjing Securities Co. Ltd., Class A (Financials)	3,935
8,100	NARI Technology Co. Ltd., Class A (Industrials)	26,059
2,541	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	5,434
500	NAURA Technology Group Co. Ltd., Class A (Information Technology)	19,712
2,200	NavInfo Co. Ltd., Class A (Information Technology)*	2,244
29,696	NetEase, Inc. (Communication Services)	668,357
1,600	New China Life Insurance Co. Ltd., Class A (Financials)	7,284
15,367	New China Life Insurance Co. Ltd., Class H (Financials)	29,600
4,200	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	5,165
2,520	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	235,696
1,300	Ninestar Corp., Class A (Information Technology)	4,227
400	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	4,647
1,300	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	3,008
600	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,229
419	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	1,806
1,300	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	4,879
2,100	Ningbo Shanshan Co. Ltd., Class A (Materials)	3,334

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,000	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	$8,150
900	Ningbo Xusheng Group Co. Ltd., Class A (Consumer Discretionary)	1,930
5,500	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,702
6,200	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	13,140
22,342	NIO, Inc. ADR (Consumer Discretionary)*(a)	128,466
30,173	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	171,122
1,300	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,324
4,343	NXP Semiconductors NV (Information Technology)	1,084,577
5,700	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	2,761
4,100	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,522
3,000	OFILM Group Co. Ltd., Class A (Information Technology)*	3,398
1,604	Onewo, Inc., Class H (Real Estate)	3,934
500	Oppein Home Group, Inc., Class A (Consumer Discretionary)	4,821
6,900	Orient Securities Co. Ltd., Class A (Financials)	8,437
13,168	Orient Securities Co. Ltd., Class H (Financials)(b)	5,601
3,200	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	3,286
800	Ovctek China, Inc., Class A (Health Care)	2,286
6,400	Pacific Securities Co. Ltd. (The), Class A (Financials)*	3,047
8,100	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	3,586
10,798	PDD Holdings, Inc. ADR (Consumer Discretionary)*	1,344,783
1,000	People.cn Co. Ltd., Class A (Communication Services)	3,683
9,100	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	6,631
146,085	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	48,702
1,800	Perfect World Co. Ltd., Class A (Communication Services)	2,928

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
24,500	PetroChina Co. Ltd., Class A (Energy)	$30,059
353,206	PetroChina Co. Ltd., Class H (Energy)	278,367
1,400	Pharmaron Beijing Co. Ltd., Class A (Health Care)	4,537
4,496	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	6,042
115,497	PICC Property & Casualty Co. Ltd., Class H (Financials)	158,150
19,500	Ping An Bank Co. Ltd., Class A (Financials)	28,660
10,800	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	64,303
103,580	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	464,395
2,200	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	4,238
200	Piotech, Inc., Class A (Information Technology)	5,926
11,200	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	15,187
2,272	Poly Property Services Co. Ltd., Class H (Real Estate)	8,169
11,480	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	28,712
24,000	Postal Savings Bank of China Co. Ltd., Class A (Financials)	16,155
187,644	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	98,990
16,200	Power Construction Corp. of China Ltd., Class A (Industrials)	11,489
24,974	Prosus NV (Consumer Discretionary)*	729,422
200	Pylon Technologies Co. Ltd., Class A (Industrials)	2,354
642	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,118
700	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)*	3,049
5,100	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	11,431
1,100	Range Intelligent Computing Technology Group Co. Ltd., Class A (Industrials)	3,959
416	Raytron Technology Co. Ltd., Class A (Information Technology)	2,241
2,800	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	1,387
249	Remegen Co. Ltd., Class A (Health Care)*	1,735
2,273	Remegen Co. Ltd., Class H (Health Care)*(b)	6,533

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,100	Risen Energy Co. Ltd., Class A (Information Technology)	$2,470
300	Rockchip Electronics Co. Ltd., Class A (Information Technology)	2,242
7,900	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	11,249
200	Ruijie Networks Co. Ltd., Class A (Information Technology)	1,044
7,300	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	15,157
2,800	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,596
4,600	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	7,942
400	Sangfor Technologies, Inc., Class A (Information Technology)*	3,520
18,236	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	14,162
8,000	Sany Heavy Industry Co. Ltd., Class A (Industrials)	15,478
3,100	Satellite Chemical Co. Ltd., Class A (Materials)*	7,138
5,800	SDIC Capital Co. Ltd., Class A (Financials)	5,554
6,600	SDIC Power Holdings Co. Ltd., Class A (Utilities)	13,200
5,100	Sealand Securities Co. Ltd., Class A (Financials)	2,520
2,100	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,034
303,392	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	34,878
1,400	Seres Group Co. Ltd., Class A (Consumer Discretionary)*	17,862
4,900	SF Holding Co. Ltd., Class A (Industrials)	26,080
500	SG Micro Corp., Class A (Information Technology)	4,909
2,300	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A (Materials)	1,539
8,600	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	30,794
2,300	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,841
200	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	3,368
3,400	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	4,775
3,400	Shandong Gold Mining Co. Ltd., Class A (Materials)	10,235

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
13,097	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	$20,811
700	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	3,195
1,700	Shandong Hi-speed Co. Ltd., Class A (Industrials)	1,932
56,995	Shandong Hi-Speed Holdings Group Ltd. (Financials)*	37,566
2,000	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	7,633
1,400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	4,306
11,000	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	4,733
700	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	1,979
2,600	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	5,135
40,556	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	26,368
200	Shandong Weigao Orthopaedic Device Co. Ltd., Class A (Health Care)	910
1,700	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)	3,570
1,000	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	2,791
4,900	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	31,827
200	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	7,808
8,300	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,822
700	Shanghai Daimay Automotive Interior Co. Ltd., Class A (Consumer Discretionary)	1,310
10,500	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	6,179
41,181	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	8,259
2,600	Shanghai Electric Power Co. Ltd., Class A (Utilities)	3,013
100	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	663
2,000	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	6,823

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,454	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	$13,482
495	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	2,551
4,213	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)(a)	7,459
2,300	Shanghai International Airport Co. Ltd., Class A (Industrials)*	11,230
6,400	Shanghai International Port Group Co. Ltd., Class A (Industrials)	4,823
900	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	3,630
713	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	3,107
2,522	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	4,027
2,000	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,967
7,300	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	9,280
900	Shanghai M&G Stationery, Inc., Class A (Industrials)	4,449
4,118	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*(a)	7,638
400	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	3,209
2,100	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	5,284
11,264	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	18,129
29,500	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	29,274
1,900	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	4,947
6,300	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	6,295
9,100	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	8,146
3,600	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	3,303

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,500	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	$4,143
2,000	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,212
1,800	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	4,594
5,300	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	8,569
2,800	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	10,042
4,000	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	3,808
3,400	Shanxi Securities Co. Ltd., Class A (Financials)	2,558
5,300	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	2,788
1,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	38,815
300	Shede Spirits Co. Ltd., Class A (Consumer Staples)	3,385
4,600	Shenergy Co. Ltd., Class A (Utilities)	4,833
2,200	Shengyi Technology Co. Ltd., Class A (Information Technology)	5,236
500	Shennan Circuits Co. Ltd., Class A (Information Technology)	4,871
19,700	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	12,522
700	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	3,952
300	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	1,783
3,800	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,476
1,600	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	2,898
400	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)*	3,514
100	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	483
800	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	989
2,700	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	23,686
1,500	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	2,973

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,000	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	$3,368
300	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	3,036
500	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	1,613
300	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	3,461
1,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	48,162
4,200	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	3,177
700	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	7,868
7,700	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	3,281
1,000	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	4,053
300	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	2,696
1,100	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	3,018
800	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	3,046
755	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	16,629
900	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	3,371
13,201	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	108,845
200	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	837
1,600	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	4,765
1,700	Shuangliang Eco-Energy Systems Co. Ltd., Class A (Industrials)	1,925
402	SICC Co. Ltd., Class A (Information Technology)*	3,113
4,300	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	3,067

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,700	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	$8,042
8,300	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)	2,834
1,400	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	5,334
6,800	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	7,701
500	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	3,485
1,100	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	1,745
700	Sieyuan Electric Co. Ltd., Class A (Industrials)	5,563
305	Sinocelltech Group Ltd., Class A (Health Care)*	1,845
3,500	Sinolink Securities Co. Ltd., Class A (Financials)	4,420
2,500	Sinoma International Engineering Co., Class A (Industrials)	3,896
1,600	Sinoma Science & Technology Co. Ltd., Class A (Materials)	3,475
6,800	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	2,765
700	Sinomine Resource Group Co. Ltd., Class A (Materials)	3,645
7,300	Sinopec Oilfield Service Corp., Class A (Energy)*	1,874
5,700	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,191
51,214	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,196
22,462	Sinopharm Group Co. Ltd., Class H (Health Care)	62,978
3,600	Sinotrans Ltd., Class A (Industrials)	2,993
28,998	Sinotrans Ltd., Class H (Industrials)	12,371
11,093	Sinotruk Hong Kong Ltd. (Industrials)	29,331
500	Skshu Paint Co. Ltd., Class A (Materials)*	2,686
29,716	Smoore International Holdings Ltd. (Consumer Staples)(b)	20,763
2,400	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	3,597
400	Sonoscape Medical Corp., Class A (Health Care)	2,173
4,700	SooChow Securities Co. Ltd., Class A (Financials)	4,762
6,200	Southwest Securities Co. Ltd., Class A (Financials)	3,717

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,600	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	$1,458
900	Spring Airlines Co. Ltd., Class A (Industrials)*	7,166
200	StarPower Semiconductor Ltd., Class A (Information Technology)	4,207
3,000	State Grid Yingda Co. Ltd., Class A (Industrials)	2,011
1,400	Sungrow Power Supply Co. Ltd., Class A (Industrials)	16,945
11,289	Sunny Optical Technology Group Co. Ltd. (Information Technology)	73,253
500	Sunresin New Materials Co. Ltd., Class A (Materials)	3,491
1,700	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,355
731	SUPCON Technology Co. Ltd., Class A (Information Technology)	4,665
1,600	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	3,324
300	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	5,061
400	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	7,550
7,275	TAL Education Group ADR (Consumer Discretionary)*	107,161
1,200	Talkweb Information System Co. Ltd., Class A (Communication Services)*	2,478
2,500	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	2,040
5,600	TangShan Port Group Co. Ltd., Class A (Industrials)	3,389
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,278
4,700	TBEA Co. Ltd., Class A (Industrials)	9,713
17,700	TCL Technology Group Corp., Class A (Information Technology)*	11,128
3,800	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	7,130
101,849	Tencent Holdings Ltd. (Communication Services)	3,606,241
10,559	Tencent Music Entertainment Group ADR (Communication Services)*	110,553

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
400	Thunder Software Technology Co. Ltd., Class A (Information Technology)	$3,368
3,900	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,708
8,100	Tianfeng Securities Co. Ltd., Class A (Financials)*	3,507
500	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	2,081
2,300	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,924
409	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,658
1,400	Tianqi Lithium Corp., Class A (Materials)	10,420
2,203	Tianqi Lithium Corp., Class H (Materials)	11,186
4,300	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	3,384
3,000	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	3,406
31,040	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	34,613
1,700	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)*	2,357
1,500	Toly Bread Co. Ltd., Class A (Consumer Staples)	1,459
20,177	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	50,927
1,400	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	4,314
1,900	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	2,740
2,200	Tongkun Group Co. Ltd., Class A (Materials)*	4,153
12,700	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	5,781
4,200	Tongwei Co. Ltd., Class A (Information Technology)	15,447
300	Topchoice Medical Corp., Class A (Health Care)*	2,738
46,590	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	31,660
15,612	TravelSky Technology Ltd., Class H (Consumer Discretionary)	18,705
2,022	Trina Solar Co. Ltd., Class A (Information Technology)	7,030
9,410	Trip.com Group Ltd. ADR (Consumer Discretionary)*	418,463

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,100	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	$2,904
700	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	7,795
10,325	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	66,272
800	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)*	7,949
18,747	Uni-President China Holdings Ltd. (Consumer Staples)	11,255
2,700	Unisplendour Corp. Ltd., Class A (Information Technology)*	8,281
1,400	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	2,804
200	Vanchip Tianjin Technology Co. Ltd., Class A (Information Technology)*	1,638
900	Venustech Group, Inc., Class A (Information Technology)	2,753
467	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	2,631
6,032	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	116,116
1,500	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,831
2,000	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	3,317
1,100	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	2,308
3,200	Wanhua Chemical Group Co. Ltd., Class A (Materials)	35,330
71,713	Want Want China Holdings Ltd. (Consumer Staples)	39,572
1,104	Weibo Corp. ADR (Communication Services)	10,068
6,300	Weichai Power Co. Ltd., Class A (Industrials)	14,759
32,527	Weichai Power Co. Ltd., Class H (Industrials)	63,984
800	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,036
6,700	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	17,835
2,200	Western Mining Co. Ltd., Class A (Materials)	5,084
4,200	Western Securities Co. Ltd., Class A (Financials)	4,646
604	Western Superconducting Technologies Co. Ltd., Class A (Materials)	3,355

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,003	Wharf Holdings Ltd. (The) (Real Estate)	$59,177
1,200	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	15,988
34,924	Wilmar International Ltd. (Consumer Staples)	86,232
1,200	Wingtech Technology Co. Ltd., Class A (Information Technology)*	6,354
400	Winner Medical Co. Ltd., Class A (Health Care)	1,980
2,000	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,968
20,900	Wintime Energy Group Co. Ltd., Class A (Utilities)*	4,003
4,900	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	3,128
4,000	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	3,503
300	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	2,673
3,900	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	76,996
1,800	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	6,595
2,600	WuXi AppTec Co. Ltd., Class A (Health Care)	19,659
5,949	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	37,006
290	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	3,514
61,031	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	148,430
1,500	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	4,726
11,100	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	9,135
2,800	Xiamen C & D, Inc., Class A (Industrials)	4,045
200	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,894
1,300	Xiamen Tungsten Co. Ltd., Class A (Materials)	3,028
2,100	Xiangcai Co. Ltd., Class A (Real Estate)	2,168
1,200	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	2,093

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
265,504	Xiaomi Corp., Class B (Information Technology)*(b)	$448,340
8,000	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	2,498
1,329	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	5,388
3,200	Xinjiang Tianshan Cement Co. Ltd., Class A (Materials)	3,056
26,428	Xinyi Glass Holdings Ltd. (Industrials)	27,006
76,068	Xinyi Solar Holdings Ltd. (Information Technology)	46,250
18,701	XPeng, Inc., Class A (Consumer Discretionary)*	85,756
19,301	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	30,275
500	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	2,758
44,393	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	57,778
3,500	Yankuang Energy Group Co. Ltd., Class A (Energy)	12,571
36,284	Yankuang Energy Group Co. Ltd., Class H (Energy)	83,795
1,000	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	4,191
1,300	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	5,294
900	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	4,919
1,600	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	7,181
2,600	Yintai Gold Co. Ltd., Class A (Materials)	5,406
600	Yongan Futures Co. Ltd., Class A (Financials)	1,224
8,500	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	3,114
500	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	3,830
3,200	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	5,627
4,300	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,386
4,720	YSB, Inc. (Health Care)*	5,426
3,200	YTO Express Group Co. Ltd., Class A (Industrials)	5,663
27,729	Yuexiu Property Co. Ltd. (Real Estate)	18,524

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,700	Yunda Holding Co. Ltd., Class A (Industrials)	$2,702
3,200	Yunnan Aluminium Co. Ltd., Class A (Materials)	5,152
1,700	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	11,757
400	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	3,640
4,700	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,359
900	Yunnan Energy New Material Co. Ltd., Class A (Materials)	5,732
1,500	Yunnan Tin Co. Ltd., Class A (Materials)	2,865
1,700	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	4,304
2,100	Yutong Bus Co. Ltd., Class A (Industrials)	5,441
1,484	Zai Lab Ltd. ADR (Health Care)*	31,134
1,500	Zangge Mining Co. Ltd., Class A (Materials)	6,098
600	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	18,570
23,842	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	24,820
4,900	Zhefu Holding Group Co. Ltd., Class A (Industrials)	2,312
6,900	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	4,683
200	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	2,833
5,100	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	5,818
2,000	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	5,713
3,100	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	7,964
500	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	4,096
25,494	Zhejiang Expressway Co. Ltd., Class H (Industrials)	19,474
1,900	Zhejiang Hailiang Co. Ltd., Class A (Materials)	2,468
1,400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,707
1,600	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	6,151

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$6,162
3,300	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,084
800	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	2,271
2,500	Zhejiang Juhua Co. Ltd., Class A (Materials)	7,082
10,889	Zhejiang Leapmotor Technology Co. Ltd. (Consumer Discretionary)*(a)(b)	38,110
3,000	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,564
2,900	Zhejiang NHU Co. Ltd., Class A (Health Care)	7,245
3,700	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	12,797
800	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	2,668
400	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	3,069
1,600	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	3,975
1,500	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	3,279
9,100	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)*	6,795
1,400	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (Industrials)	2,874
3,798	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H (Industrials)	4,919
3,600	Zheshang Securities Co. Ltd., Class A (Financials)	5,116
11,575	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	18,334
680	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	2,532
800	Zhongji Innolight Co. Ltd., Class A (Information Technology)	17,227
4,500	Zhongjin Gold Corp. Ltd., Class A (Materials)	6,508
11,757	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	21,565
6,100	Zhongtai Securities Co. Ltd., Class A (Financials)	5,884

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,050	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	$2,148
2,000	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	2,004
594	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,203
8,514	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	25,013
2,500	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	2,252
20,700	Zijin Mining Group Co. Ltd., Class A (Materials)	37,664
95,704	Zijin Mining Group Co. Ltd., Class H (Materials)	154,764
7,710	ZJLD Group, Inc. (Consumer Staples)*(b)	9,060
6,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	7,328
21,811	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	14,097
3,700	ZTE Corp., Class A (Information Technology)	15,334
12,647	ZTE Corp., Class H (Information Technology)	28,529
6,883	ZTO Express Cayman, Inc. ADR (Industrials)	132,085

		31,862,666

Colombia – 0.0%
3,845	Bancolombia SA (Financials)	32,255
79,226	Ecopetrol SA (Energy)	46,205
7,374	Interconexion Electrica SA ESP (Utilities)	31,400

		109,860

Czech Republic – 0.0%
2,701	CEZ AS (Utilities)	92,515
1,241	Komercni banka AS (Financials)	43,303

		135,818

Denmark – 2.2%
44	AP Moller – Maersk A/S, Class A (Industrials)	59,725
56	AP Moller – Maersk A/S, Class B (Industrials)	79,232
1,524	Carlsberg AS, Class B (Consumer Staples)	212,616
2,063	Coloplast A/S, Class B (Health Care)	274,216
11,210	Danske Bank A/S (Financials)	329,548
1,415	Demant A/S (Health Care)*	70,891
2,964	DSV A/S (Industrials)	475,906
1,084	Genmab A/S (Health Care)*	303,721
52,618	Novo Nordisk A/S, Class B (Health Care)	6,261,483
6,059	Novozymes A/S, Class B (Materials)	341,991

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
3,158	Orsted AS (Utilities)(b)	$177,286
1,484	Pandora A/S (Consumer Discretionary)	239,782
5,335	Tryg A/S (Financials)	113,465
16,841	Vestas Wind Systems A/S (Industrials)*	469,268

		9,409,130

Egypt – 0.0%
4,589	Abou Kir Fertilizers & Chemical Industries (Materials)(c)	5,897
39,156	Commercial International Bank - Egypt (CIB) (Financials)(c)	54,899
14,109	EFG Holding S.A.E. (Financials)*(c)	5,090
7,842	ElSewedy Electric Co. (Industrials)(c)	5,264
2,872	Ezz Steel Co. SAE (Materials)*(c)	4,324
5,544	Misr Fertilizers Production Co. SAE (Materials)(c)	6,704
8,047	Telecom Egypt Co. (Communication Services)(c)	5,958

		88,136

Faroe Islands – 0.0%
832	Bakkafrost P/F (Consumer Staples)	52,043

Finland – 0.6%
2,193	Elisa OYJ (Communication Services)	98,866
6,772	Fortum OYJ (Utilities)	84,642
1,640	Huhtamaki OYJ (Materials)	64,440
4,232	Kesko OYJ, Class B (Consumer Staples)	80,900
5,177	Kone OYJ, Class B (Industrials)	253,336
10,867	Metso Corp. (Industrials)	116,092
6,699	Neste OYJ (Energy)	183,915
82,457	Nokia OYJ (Information Technology)	290,848
49,724	Nordea Bank Abp (Financials)	604,811
1,669	Orion OYJ, Class B (Health Care)	65,742
6,899	Sampo OYJ, Class A (Financials)	308,858
8,903	Stora Enso OYJ, Class R (Materials)	112,530
8,241	UPM-Kymmene OYJ (Materials)	275,834
7,621	Wartsila OYJ Abp (Industrials)	117,892

		2,658,706

France – 5.7%
3,292	Adevinta ASA (Communication Services)*	35,221
458	Aeroports de Paris SA (Industrials)	62,300

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
8,532	Air Liquide SA (Materials)	$1,734,863
9,801	Airbus SE (Industrials)	1,622,105
29,777	AXA SA (Financials)	1,059,499
703	BioMerieux (Health Care)	76,912
16,677	BNP Paribas SA (Financials)	999,444
13,300	Bollore SE (Communication Services)	91,249
3,256	Bouygues SA (Industrials)	128,854
2,648	Capgemini SE (Information Technology)	643,886
9,361	Carrefour SA (Consumer Staples)	157,319
7,786	Cie de Saint-Gobain SA (Industrials)	599,904
11,237	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	415,755
18,550	Credit Agricole SA (Financials)	251,325
10,552	Danone SA (Consumer Staples)	673,941
11,362	Dassault Systemes (Information Technology)	530,976
29,296	Engie SA (Utilities)	470,341
4,799	EssilorLuxottica SA (Health Care)	1,018,706
542	Hermes International SCA (Consumer Discretionary)	1,356,633
1,193	Kering (Consumer Discretionary)	548,742
4,288	Legrand SA (Industrials)	433,864
3,750	L’Oreal SA (Consumer Staples)	1,792,447
4,308	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,929,052
31,336	Orange SA (Communication Services)	359,652
3,246	Pernod Ricard SA (Consumer Staples)	542,882
5,932	Safran SA (Industrials)	1,243,421
407	Sartorius Stedim Biotech (Health Care)	112,003
12,506	Societe Generale SA (Financials)	303,554
1,358	Sodexo SA (Consumer Discretionary)	108,307
1,630	Thales SA (Industrials)	241,743
37,185	TotalEnergies SE (Energy)	2,373,744
8,116	Vinci SA (Industrials)	1,039,875

		24,958,519

Germany – 4.7%
2,774	adidas AG (Consumer Discretionary)	561,713
6,518	Allianz SE (Financials)	1,790,520
14,963	BASF SE (Materials)	762,249
16,446	Bayer AG (Health Care)	499,919
5,092	Bayerische Motoren Werke AG (Consumer Discretionary)	601,836
1,638	Beiersdorf AG (Consumer Staples)	234,953

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
1,557	BioNTech SE ADR (Health Care)*	$140,521
612	Carl Zeiss Meditec AG (Health Care)	75,334
1,808	Continental AG (Consumer Discretionary)	144,940
8,901	Daimler Truck Holding AG (Industrials)	363,905
32,614	Deutsche Bank AG (Financials)	436,295
3,074	Deutsche Boerse AG (Financials)	644,016
15,822	Deutsche Post AG (Industrials)	734,696
54,042	Deutsche Telekom AG (Communication Services)	1,285,717
37,045	E.ON SE (Utilities)	473,442
3,362	Evonik Industries AG (Materials)	62,068
3,332	Fresenius Medical Care AG (Health Care)	127,571
6,887	Fresenius SE & Co. KGaA (Health Care)	192,878
1,005	Hannover Rueck SE (Financials)	258,078
99	Hapag-Lloyd AG (Industrials)(a)(b)	14,217
2,205	Heidelberg Materials AG (Materials)	214,037
1,611	Henkel AG & Co. KGaA (Consumer Staples)	108,785
21,800	Infineon Technologies AG (Information Technology)	780,740
1,106	Knorr-Bremse AG (Industrials)	77,413
13,160	Mercedes-Benz Group AG (Consumer Discretionary)	1,048,714
2,163	Merck KGaA (Health Care)	369,361
899	MTU Aero Engines AG (Industrials)	216,265
2,281	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,062,393
1,684	Puma SE (Consumer Discretionary)	77,395
12,452	RWE AG (Utilities)	417,723
16,972	SAP SE (Information Technology)	3,175,158
12,273	Siemens AG (Industrials)	2,429,668
8,386	Siemens Energy AG (Industrials)*	128,909
4,509	Siemens Healthineers AG (Health Care)*(b)	270,808
2,222	Symrise AG (Materials)	227,373
749	Talanx AG (Financials)	53,495
479	Volkswagen AG (Consumer Discretionary)	75,290
11,646	Vonovia SE (Real Estate)	325,150

		20,463,545

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Greece – 0.1%
33,763	Alpha Services and Holdings SA (Financials)*	$63,464
40,458	Eurobank Ergasias Services and Holdings SA (Financials)*	83,689
2,909	Hellenic Telecommunications Organization SA (Communication Services)	43,946
1,749	JUMBO SA (Consumer Discretionary)	51,178
975	Motor Oil Hellas Corinth Refineries SA (Energy)	27,854
1,737	Mytilineos SA (Industrials)	67,669
9,128	National Bank of Greece SA (Financials)*	71,555
3,270	OPAP SA (Consumer Discretionary)	59,697
10,696	Piraeus Financial Holdings SA (Financials)*	47,109
3,506	Public Power Corp. SA (Utilities)*	45,756
1,129	Star Bulk Carriers Corp. (Industrials)	26,949
845	Terna Energy SA (Utilities)	15,170

		604,036

Guatemala – 0.0%
2,159	Millicom International Cellular SA SDR, SDR (Communication Services)*	40,301

Hong Kong – 1.2%
193,789	AIA Group Ltd. (Financials)	1,574,313
9,466	Cathay Pacific Airways Ltd. (Industrials)*	10,253
31,756	CK Asset Holdings Ltd. (Real Estate)	146,635
10,165	CK Infrastructure Holdings Ltd. (Utilities)	59,792
31,742	CLP Holdings Ltd. (Utilities)	264,557
4,735	DFI Retail Group Holdings Ltd. (Consumer Staples)	9,991
1,191	Futu Holdings Ltd. ADR (Financials)*	63,742
29,118	Hang Lung Properties Ltd. (Real Estate)	31,466
12,063	Hang Seng Bank Ltd. (Financials)	137,752
22,031	Henderson Land Development Co. Ltd. (Real Estate)	63,599
37,866	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	23,216
60,438	HKT Trust & HKT Ltd. (Communication Services)	73,726
153,188	Hong Kong & China Gas Co. Ltd. (Utilities)	118,577
19,970	Hong Kong Exchanges & Clearing Ltd. (Financials)	619,343

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
17,291	Hongkong Land Holdings Ltd. (Real Estate)	$58,444
93,388	J&T Global Express Ltd. (Industrials)*(a)	143,145
3,304	Jardine Matheson Holdings Ltd. (Industrials)	138,471
42,668	Link REIT (Real Estate)	212,283
26,205	MTR Corp. Ltd. (Industrials)	87,029
22,918	New World Development Co. Ltd. (Real Estate)	28,893
2,196	Orient Overseas International Ltd. (Industrials)	34,137
3,824	Polestar Automotive Holding UK PLC, Class A, ADR (Consumer Discretionary)*(a)	7,954
22,825	Power Assets Holdings Ltd. (Utilities)	137,321
46,062	Prudential PLC (Financials)	453,078
164,115	Sino Biopharmaceutical Ltd. (Health Care)	65,614
56,379	Sino Land Co. Ltd. (Real Estate)	60,852
24,371	Sun Hung Kai Properties Ltd. (Real Estate)	245,771
6,856	Swire Pacific Ltd., Class A (Real Estate)	56,835
12,007	Swire Pacific Ltd., Class B (Real Estate)	15,644
17,613	Swire Properties Ltd. (Real Estate)	36,356
22,831	Techtronic Industries Co. Ltd. (Industrials)	247,155
127,090	WH Group Ltd. (Consumer Staples)(b)	76,623
25,905	Wharf Real Estate Investment Co. Ltd. (Real Estate)	86,529

		5,389,096

Hungary – 0.1%
7,396	MOL Hungarian Oil & Gas PLC (Energy)	58,822
3,808	OTP Bank Nyrt (Financials)	182,502
2,325	Richter Gedeon Nyrt (Health Care)	61,872

		303,196

India – 5.4%
887	ABB India Ltd. (Industrials)	58,248
1,156	ACC Ltd. (Materials)	36,657
4,816	Adani Energy Solutions Ltd. (Utilities)*	61,849
5,219	Adani Enterprises Ltd. (Industrials)	206,793
5,168	Adani Green Energy Ltd. (Utilities)*	118,115
12,128	Adani Ports & Special Economic Zone Ltd. (Industrials)	193,147
13,133	Adani Power Ltd. (Utilities)*	87,106

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,411	Adani Total Gas Ltd. (Utilities)	$54,563
2,462	Adani Wilmar Ltd. (Consumer Staples)*	11,332
7,771	Aditya Birla Capital Ltd. (Financials)*	17,212
520	Alkem Laboratories Ltd. (Health Care)	32,156
10,138	Ambuja Cements Ltd. (Materials)	74,082
2,784	APL Apollo Tubes Ltd. (Materials)	51,961
1,695	Apollo Hospitals Enterprise Ltd. (Health Care)	124,731
24,026	Ashok Leyland Ltd. (Industrials)	49,231
6,815	Asian Paints Ltd. (Materials)	231,936
1,985	Astral Ltd. (Industrials)	49,534
7,655	AU Small Finance Bank Ltd. (Financials)(b)	52,610
4,724	Aurobindo Pharma Ltd. (Health Care)	58,574
2,426	Avenue Supermarts Ltd. (Consumer Staples)*(b)	114,661
38,151	Axis Bank Ltd. (Financials)	494,670
1,137	Bajaj Auto Ltd. (Consumer Discretionary)	108,458
4,450	Bajaj Finance Ltd. (Financials)	348,596
6,399	Bajaj Finserv Ltd. (Financials)	123,000
447	Bajaj Holdings & Investment Ltd. (Financials)	49,325
1,350	Balkrishna Industries Ltd. (Consumer Discretionary)	36,291
12,721	Bandhan Bank Ltd. (Financials)(b)	30,009
17,314	Bank of Baroda (Financials)	55,429
11,908	Bank of India (Financials)	18,878
4,092	Berger Paints India Ltd. (Materials)	29,941
59,790	Bharat Electronics Ltd. (Industrials)	147,895
4,266	Bharat Forge Ltd. (Consumer Discretionary)	59,218
21,461	Bharat Heavy Electricals Ltd. (Industrials)	58,896
16,098	Bharat Petroleum Corp. Ltd. (Energy)	117,236
40,275	Bharti Airtel Ltd. (Communication Services)	545,646
7,491	Biocon Ltd. (Health Care)	24,980
145	Bosch Ltd. (Consumer Discretionary)	49,998
1,994	Britannia Industries Ltd. (Consumer Staples)	119,405
6,074	Canara Bank (Financials)	41,349
10,705	CG Power & Industrial Solutions Ltd. (Industrials)	57,226
6,668	Cholamandalam Investment and Finance Co. Ltd. (Financials)	87,592

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
8,991	Cipla Ltd. (Health Care)	$160,521
34,943	Coal India Ltd. (Energy)	184,036
2,231	Colgate-Palmolive India Ltd. (Consumer Staples)	67,986
4,598	Container Corp. Of India Ltd. (Industrials)	54,200
2,273	Cummins India Ltd. (Industrials)	75,075
9,908	Dabur India Ltd. (Consumer Staples)	64,306
1,345	Dalmia Bharat Ltd. (Materials)	32,846
1,239	Deepak Nitrite Ltd. (Materials)	33,066
5,114	Delhivery Ltd. (Industrials)*	29,179
2,117	Divi’s Laboratories Ltd. (Health Care)	89,075
10,372	DLF Ltd. (Real Estate)	112,731
2,037	Dr. Reddy’s Laboratories Ltd. (Health Care)	157,824
2,326	Eicher Motors Ltd. (Consumer Discretionary)	106,386
10,192	Embassy Office Parks REIT (Real Estate)	45,947
17,146	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	32,445
45,151	GAIL India Ltd. (Utilities)	99,242
3,894	General Insurance Corp. of India (Financials)(b)	17,851
1,026	Gland Pharma Ltd. (Health Care)*(b)	21,852
6,297	Godrej Consumer Products Ltd. (Consumer Staples)	95,515
1,931	Godrej Properties Ltd. (Real Estate)*	55,847
5,205	Grasim Industries Ltd. (Materials)	137,563
575	Gujarat Fluorochemicals Ltd. (Materials)	25,671
2,739	Gujarat Gas Ltd. (Utilities)	18,675
3,675	Havells India Ltd. (Industrials)	67,872
17,730	HCL Technologies Ltd. (Information Technology)	355,781
1,320	HDFC Asset Management Co. Ltd. (Financials)(b)	59,747
46,687	HDFC Bank Ltd. (Financials)	790,201
16,384	HDFC Life Insurance Co. Ltd. (Financials)(b)	115,001
2,182	Hero MotoCorp Ltd. (Consumer Discretionary)	116,486
24,403	Hindalco Industries Ltd. (Materials)	148,288
2,782	Hindustan Aeronautics Ltd. (Industrials)	103,476
10,708	Hindustan Petroleum Corp. Ltd. (Energy)	65,785
14,982	Hindustan Unilever Ltd. (Consumer Staples)	435,874
37	Honeywell Automation India Ltd. (Information Technology)	16,926

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
86,674	ICICI Bank Ltd. (Financials)	$1,099,886
3,948	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	81,504
6,415	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	41,210
47,669	IDFC First Bank Ltd. (Financials)*	46,596
4,057	Indian Bank (Financials)	25,695
14,186	Indian Hotels Co. Ltd. (Consumer Discretionary)	100,378
62,763	Indian Oil Corp. Ltd. (Energy)	125,312
5,033	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	56,293
29,842	Indian Railway Finance Corp. Ltd. (Financials)(b)	52,816
5,859	Indraprastha Gas Ltd. (Utilities)	30,102
13,980	Indus Towers Ltd. (Communication Services)*	42,623
9,613	IndusInd Bank Ltd. (Financials)	170,994
1,152	Info Edge India Ltd. (Communication Services)	73,188
60,085	Infosys Ltd. (Information Technology)	1,212,986
1,812	InterGlobe Aviation Ltd. (Industrials)*(b)	68,955
49,932	ITC Ltd. (Consumer Staples)	244,673
5,087	Jindal Stainless Ltd. (Materials)	39,298
6,373	Jindal Steel & Power Ltd. (Materials)	59,663
56,754	Jio Financial Services Ltd. (Financials)*	212,187
6,212	JSW Energy Ltd. (Utilities)	38,081
15,874	JSW Steel Ltd. (Materials)	153,176
6,393	Jubilant Foodworks Ltd. (Consumer Discretionary)	35,768
18,291	Kotak Mahindra Bank Ltd. (Financials)	372,686
455	L&T Technology Services Ltd. (Industrials)(b)	29,098
11,530	Larsen & Toubro Ltd. (Industrials)	483,574
3,706	Life Insurance Corp. of India (Financials)	45,715
328	Linde India Ltd. (Materials)	21,297
1,541	LTIMindtree Ltd. (Information Technology)(b)	98,516
4,022	Lupin Ltd. (Health Care)	78,632
4,034	Macrotech Developers Ltd. (Real Estate)(b)	56,691
9,650	Mahindra & Mahindra Financial Services Ltd. (Financials)	32,983
14,832	Mahindra & Mahindra Ltd. (Consumer Discretionary)	345,666
532	Mankind Pharma Ltd. (Health Care)*	13,702
8,737	Marico Ltd. (Consumer Staples)	55,067

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
2,206	Maruti Suzuki India Ltd. (Consumer Discretionary)	$300,328
3,703	Max Financial Services Ltd. (Financials)*	43,306
12,392	Max Healthcare Institute Ltd. (Health Care)	118,568
478	Mazagon Dock Shipbuilders Ltd. (Industrials)	12,019
1,398	Mphasis Ltd. (Information Technology)	44,130
37	MRF Ltd. (Consumer Discretionary)	65,186
1,784	Muthoot Finance Ltd. (Financials)	28,051
6,010	Nestle India Ltd. (Consumer Staples)	188,180
46,142	NHPC Ltd. (Utilities)	49,055
19,232	NMDC Ltd. (Materials)	52,396
79,199	NTPC Ltd. (Utilities)	320,555
1,965	Oberoi Realty Ltd. (Real Estate)	31,857
64,823	Oil & Natural Gas Corp. Ltd. (Energy)	206,861
3,370	One 97 Communications Ltd. (Financials)*	16,391
364	Oracle Financial Services Software Ltd. (Information Technology)	33,684
86	Page Industries Ltd. (Consumer Discretionary)	35,586
1,162	Patanjali Foods Ltd. (Consumer Staples)	21,550
3,957	PB Fintech Ltd. (Financials)*	55,712
835	Persistent Systems Ltd. (Information Technology)	86,911
12,555	Petronet LNG Ltd. (Energy)	41,405
1,353	PI Industries Ltd. (Materials)	59,930
2,550	Pidilite Industries Ltd. (Materials)	84,143
730	Polycab India Ltd. (Industrials)	41,818
24,308	Power Finance Corp. Ltd. (Financials)	117,471
75,762	Power Grid Corp. of India Ltd. (Utilities)	258,445
160	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	30,379
36,864	Punjab National Bank (Financials)	54,174
9,478	Rail Vikas Nigam Ltd. (Industrials)	27,920
20,876	REC Ltd. (Financials)	111,296
57,332	Reliance Industries Ltd. (Energy)	2,020,125
34,329	Samvardhana Motherson International Ltd. (Consumer Discretionary)	49,351
4,903	SBI Cards & Payment Services Ltd. (Financials)	42,554

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
7,463	SBI Life Insurance Co. Ltd. (Financials)(b)	$139,740
677	Schaeffler India Ltd. (Industrials)	23,619
166	Shree Cement Ltd. (Materials)	51,060
4,001	Shriram Finance Ltd. (Financials)	117,671
1,490	Siemens Ltd. (Industrials)	84,086
407	Solar Industries India Ltd. (Materials)	33,036
4,549	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	37,820
2,444	SRF Ltd. (Materials)	70,436
29,881	State Bank of India (Financials)	269,597
24,200	Steel Authority of India Ltd. (Materials)	35,374
18,046	Sun Pharmaceutical Industries Ltd. (Health Care)	343,427
982	Supreme Industries Ltd. (Materials)	49,157
165,405	Suzlon Energy Ltd. (Industrials)*	90,267
1,877	Tata Communications Ltd. (Communication Services)	43,536
16,961	Tata Consultancy Services Ltd. (Information Technology)	837,676
10,073	Tata Consumer Products Ltd. (Consumer Staples)	144,572
585	Tata Elxsi Ltd. (Information Technology)	55,109
28,891	Tata Motors Ltd. (Consumer Discretionary)	331,084
7,692	Tata Motors Ltd., Class A (Consumer Discretionary)	58,653
28,409	Tata Power Co. Ltd. (The) (Utilities)	127,370
135,138	Tata Steel Ltd. (Materials)	229,559
10,405	Tech Mahindra Ltd. (Information Technology)	159,853
619	Thermax Ltd. (Industrials)	27,153
6,227	Titan Co. Ltd. (Consumer Discretionary)	272,192
1,550	Torrent Pharmaceuticals Ltd. (Health Care)	49,839
3,035	Trent Ltd. (Consumer Discretionary)	142,086
1,687	Tube Investments of India Ltd. (Consumer Discretionary)	70,979
3,839	TVS Motor Co. Ltd. (Consumer Discretionary)*	99,044
1,925	UltraTech Cement Ltd. (Materials)	229,664
24,818	Union Bank of India Ltd. (Financials)	43,790
1,157	United Breweries Ltd. (Consumer Staples)	23,682
4,978	United Spirits Ltd. (Consumer Staples)	69,994

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
8,702	UPL Ltd. (Materials)	$49,295
7,777	Varun Beverages Ltd. (Consumer Staples)	132,108
577	Vedant Fashions Ltd. (Consumer Discretionary)	7,162
18,724	Vedanta Ltd. (Materials)	60,531
135,611	Vodafone Idea Ltd. (Communication Services)*	22,325
3,861	Voltas Ltd. (Industrials)	51,645
23,492	Wipro Ltd. (Information Technology)	146,931
715	WNS Holdings Ltd. ADR (Industrials)*	41,256
212,431	Yes Bank Ltd. (Financials)*	62,641
63,581	Zomato Ltd. (Consumer Discretionary)*	126,869
4,231	Zydus Lifesciences Ltd. (Health Care)	48,063

		23,686,111

Indonesia – 0.6%
184,254	Adaro Energy Indonesia Tbk PT (Energy)	28,374
103,841	Adaro Minerals Indonesia Tbk PT (Materials)*	10,242
220,074	Amman Mineral Internasional PT (Materials)*	119,035
132,150	Aneka Tambang Tbk (Materials)	12,277
337,977	Astra International Tbk PT (Industrials)	112,372
876,234	Bank Central Asia Tbk PT (Financials)	550,608
608,360	Bank Mandiri Persero Tbk PT (Financials)	270,984
249,562	Bank Negara Indonesia Persero Tbk PT (Financials)	95,283
1,176,474	Bank Rakyat Indonesia Persero Tbk PT (Financials)	458,537
423,789	Barito Pacific Tbk PT (Materials)	26,293
114,981	Chandra Asri Pacific Tbk PT (Materials)	33,510
122,071	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	37,596
355,413	Dayamitra Telekomunikasi PT (Communication Services)	14,361
241,304	Elang Mahkota Teknologi Tbk PT (Communication Services)	7,217
12,624,114	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	57,036
7,189	Gudang Garam Tbk PT (Consumer Staples)	9,298
42,804	Indah Kiat Pulp & Paper Tbk PT (Materials)	23,765
24,410	Indocement Tunggal Prakarsa Tbk PT (Materials)	14,096
38,012	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	27,938

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
73,374	Indofood Sukses Makmur Tbk PT (Consumer Staples)	$30,932
20,763	Indosat Tbk PT (Communication Services)	15,095
317,808	Kalbe Farma Tbk PT (Health Care)	30,133
54,012	Mayora Indah Tbk PT (Consumer Staples)	8,455
165,004	Merdeka Battery Materials Tbk PT (Materials)*	6,405
204,790	Merdeka Copper Gold Tbk PT (Materials)*	29,451
25,207	Pantai Indah Kapuk Dua Tbk PT (Materials)*	8,421
320,879	Sarana Menara Nusantara Tbk PT (Communication Services)	18,785
55,145	Semen Indonesia Persero Tbk PT (Materials)	21,405
315,444	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	55,200
794,507	Telkom Indonesia Persero Tbk PT (Communication Services)	202,229
86,711	Tower Bersama Infrastructure Tbk PT (Communication Services)	10,263
124,872	Trimegah Bangun Persada Tbk PT (Materials)	7,151
96,129	Unilever Indonesia Tbk PT (Consumer Staples)	16,700
23,640	United Tractors Tbk PT (Energy)	35,389
33,071	Vale Indonesia Tbk PT (Materials)	8,523

		2,413,359

Ireland – 0.3%
3,022	AerCap Holdings NV (Industrials)*	233,238
20,618	AIB Group PLC (Financials)	95,628
17,667	Bank of Ireland Group PLC (Financials)	153,979
2,626	Kerry Group PLC, Class A (Consumer Staples)	230,578
2,563	Kingspan Group PLC (Industrials)	231,536
4,331	Smurfit Kappa Group PLC (Materials)	184,800

		1,129,759

Israel – 0.5%
907	Airport City Ltd. (Real Estate)*	15,290
3,393	Amot Investments Ltd. (Real Estate)	17,337
603	Ashtrom Group Ltd. (Industrials)	9,877
612	Azrieli Group Ltd. (Real Estate)	44,346
20,804	Bank Hapoalim BM (Financials)	199,093

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
24,529	Bank Leumi Le-Israel BM (Financials)	$205,484
33,506	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	45,246
205	Big Shopping Centers Ltd. (Real Estate)*	22,672
415	Camtek Ltd. (Information Technology)*	33,348
1,534	Check Point Software Technologies Ltd. (Information Technology)*	246,084
157	Delek Group Ltd. (Energy)	21,166
415	Elbit Systems Ltd. (Industrials)	92,258
4,076	Energix-Renewable Energies Ltd. (Utilities)	15,281
1,942	Enlight Renewable Energy Ltd. (Utilities)*	33,559
104	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	14,210
867	First International Bank Of Israel Ltd. (The) (Financials)	37,408
1,140	Global-e Online Ltd. (Consumer Discretionary)*	38,612
1,732	Harel Insurance Investments & Financial Services Ltd. (Financials)*	17,215
11,703	ICL Group Ltd. (Materials)	61,897
59	Israel Corp. Ltd. (Materials)*	15,477
20,708	Israel Discount Bank Ltd., Class A (Financials)	107,958
421	Melisron Ltd. (Real Estate)	32,522
9,806	Mivne Real Estate KD Ltd. (Real Estate)	26,313
2,520	Mizrahi Tefahot Bank Ltd. (Financials)	99,696
1,059	Nice Ltd. (Information Technology)*	259,947
481	Nova Ltd. (Information Technology)*	81,881
1,597	OPC Energy Ltd. (Utilities)*	11,192
2,739	Phoenix Holdings Ltd. (The) (Financials)	29,548
1,251	Plus500 Ltd. (Financials)	26,902
2,230	Shapir Engineering and Industry Ltd. (Industrials)	13,549
786	Strauss Group Ltd. (Consumer Staples)*	15,583
18,656	Teva Pharmaceutical Industries Ltd. (Health Care)*	245,449
1,841	Tower Semiconductor Ltd. (Information Technology)*	60,566
918	Wix.com Ltd. (Information Technology)*	128,685

		2,325,651

Italy – 1.6%
26,029	A2A SpA (Utilities)	47,321
2,194	Amplifon SpA (Health Care)	73,340

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
17,184	Assicurazioni Generali SpA (Financials)	$407,617
3,397	Banca Mediolanum SpA (Financials)	36,592
23,036	Banco BPM SpA (Financials)	133,965
8,198	Davide Campari-Milano NV (Consumer Staples)	83,143
378	DiaSorin SpA (Health Care)	38,197
128,548	Enel SpA (Utilities)	818,374
35,508	Eni SpA (Energy)	547,479
2,185	Ferrari NV (Consumer Discretionary)	921,918
10,213	FinecoBank Banca Fineco SpA (Financials)	141,245
11,697	Hera SpA (Utilities)	40,455
5,208	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	57,683
1,206	Interpump Group SpA (Industrials)	57,241
259,693	Intesa Sanpaolo SpA (Financials)	825,657
6,703	Leonardo SpA (Industrials)	143,296
10,122	Mediobanca Banca di Credito Finanziario SpA (Financials)	137,960
3,248	Moncler SpA (Consumer Discretionary)	234,298
8,135	Nexi SpA (Financials)*(b)	59,633
4,219	Pirelli & C SpA (Consumer Discretionary)(b)	24,882
7,631	Poste Italiane SpA (Financials)(b)	89,516
8,576	PRADA SpA (Consumer Discretionary)	60,578
4,279	Prysmian SpA (Industrials)	213,236
1,634	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	91,524
2,939	Ryanair Holdings PLC ADR (Industrials)	406,317
34,275	Snam SpA (Utilities)	160,269
574	Stevanato Group SpA (Health Care)	19,028
180,308	Telecom Italia SpA (Communication Services)*	54,263
100,904	Telecom Italia SpA-RSP (Communication Services)*	31,459
23,486	Terna - Rete Elettrica Nazionale (Utilities)	184,109
28,710	UniCredit SpA (Financials)	960,328
6,569	UnipolSai Assicurazioni SpA (Financials)	18,923

		7,119,846

Japan – 16.6%
1,533	ABC-Mart, Inc. (Consumer
	Discretionary)	26,277
5,966	Acom Co. Ltd. (Financials)	14,840
12,277	Advantest Corp. (Information
	Technology)	566,807

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
13,105	Aeon Co. Ltd. (Consumer Staples)(a)	$313,024
1,441	Aeon Mall Co. Ltd. (Real Estate)(a)	16,839
3,407	AGC, Inc. (Industrials)	121,853
3,383	Air Water, Inc. (Materials)	48,834
2,438	Aisin Corp. (Consumer Discretionary)	91,985
8,756	Ajinomoto Co., Inc. (Consumer Staples)	321,937
3,139	Alfresa Holdings Corp. (Health Care)	46,906
5,654	Amada Co. Ltd. (Industrials)	62,803
7,478	ANA Holdings, Inc. (Industrials)*(a)	163,080
7,966	Asahi Group Holdings Ltd. (Consumer Staples)	273,198
3,571	Asahi Intecc Co. Ltd. (Health Care)	74,226
22,724	Asahi Kasei Corp. (Materials)	158,128
2,824	Asics Corp. (Consumer Discretionary)	120,153
29,897	Astellas Pharma, Inc. (Health Care)	329,892
2,187	Azbil Corp. (Information Technology)	64,162
9,704	Bandai Namco Holdings, Inc. (Consumer Discretionary)	187,570
2,161	BayCurrent Consulting, Inc. (Industrials)	48,427
9,176	Bridgestone Corp. (Consumer Discretionary)	395,193
4,208	Brother Industries Ltd. (Information Technology)	70,555
1,299	Calbee, Inc. (Consumer Staples)	27,825
16,750	Canon, Inc. (Information Technology)	489,843
2,800	Capcom Co. Ltd. (Communication Services)	112,789
15,591	Central Japan Railway Co. (Industrials)	392,614
12,235	Chiba Bank Ltd. (The) (Financials)	99,567
12,116	Chubu Electric Power Co., Inc. (Utilities)	151,096
10,704	Chugai Pharmaceutical Co. Ltd. (Health Care)	429,104
2,349	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	31,114
18,767	Concordia Financial Group Ltd. (Financials)	95,045
319	Cosmos Pharmaceutical Corp. (Consumer Staples)	31,182
6,919	CyberAgent, Inc. (Communication Services)	48,563
3,975	Dai Nippon Printing Co. Ltd. (Industrials)	115,981

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,724	Daifuku Co. Ltd. (Industrials)	$135,614
16,155	Dai-ichi Life Holdings, Inc. (Financials)	367,851
32,076	Daiichi Sankyo Co. Ltd. (Health Care)	1,065,985
4,552	Daikin Industries Ltd. (Industrials)	644,007
1,004	Daito Trust Construction Co. Ltd. (Real Estate)	119,169
10,375	Daiwa House Industry Co. Ltd. (Real Estate)	300,152
37	Daiwa House REIT Investment Corp. REIT (Real Estate)	60,418
23,944	Daiwa Securities Group, Inc. (Financials)	176,296
29,811	Denso Corp. (Consumer Discretionary)	548,537
3,329	Dentsu Group, Inc. (Communication Services)	92,261
1,492	Disco Corp. (Information Technology)	481,085
6,100	East Japan Railway Co. (Industrials)	361,305
1,545	Ebara Corp. (Industrials)	130,221
4,732	Eisai Co. Ltd. (Health Care)	197,728
2,812	Electric Power Development Co. Ltd. (Utilities)	46,256
46,557	ENEOS Holdings, Inc. (Energy)	201,041
15,744	FANUC Corp. (Industrials)	459,897
2,795	Fast Retailing Co. Ltd. (Consumer Discretionary)	807,855
2,279	Fuji Electric Co. Ltd. (Industrials)	138,564
5,117	FUJIFILM Holdings Corp. (Information Technology)	325,578
3,181	Fujitsu Ltd. (Information Technology)	497,011
3,063	Fukuoka Financial Group, Inc. (Financials)	79,486
80	GLP J REIT (Real Estate)	63,553
735	GMO Payment Gateway, Inc. (Financials)	49,525
3,661	Hakuhodo DY Holdings, Inc. (Communication Services)	34,037
2,338	Hamamatsu Photonics KK (Information Technology)	83,916
3,952	Hankyu Hanshin Holdings, Inc. (Industrials)	113,989
4,262	Haseko Corp. (Consumer Discretionary)	52,809
321	Hikari Tsushin, Inc. (Industrials)	58,058
490	Hirose Electric Co. Ltd. (Information Technology)	52,104
1,198	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	31,009
1,729	Hitachi Construction Machinery Co. Ltd. (Industrials)	49,951
15,339	Hitachi Ltd. (Industrials)	1,297,978

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
85,168	Honda Motor Co. Ltd. (Consumer Discretionary)	$1,014,027
1,811	Hoshizaki Corp. (Industrials)	61,782
5,799	Hoya Corp. (Health Care)	754,951
8,496	Hulic Co. Ltd. (Real Estate)	84,750
2,085	Ibiden Co. Ltd. (Information Technology)	96,135
19,835	Idemitsu Kosan Co. Ltd. (Energy)	125,634
2,453	IHI Corp. (Industrials)(a)	54,019
2,676	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	34,534
15,613	Inpex Corp. (Energy)	209,780
5,672	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	80,114
10,106	Isuzu Motors Ltd. (Consumer Discretionary)	143,957
930	Ito En Ltd. (Consumer Staples)	25,942
20,798	ITOCHU Corp. (Industrials)	905,457
4,173	J Front Retailing Co. Ltd. (Consumer Discretionary)	41,418
7,187	Japan Airlines Co. Ltd. (Industrials)	134,261
8,849	Japan Exchange Group, Inc. (Financials)	231,409
117	Japan Metropolitan Fund Invest REIT (Real Estate)	69,026
6,450	Japan Post Bank Co. Ltd. (Financials)	68,844
35,355	Japan Post Holdings Co. Ltd. (Financials)	341,692
3,055	Japan Post Insurance Co. Ltd. (Financials)	56,377
18,548	Japan Tobacco, Inc. (Consumer Staples)	482,320
8,868	JFE Holdings, Inc. (Materials)	145,460
3,767	JGC Holdings Corp. (Industrials)	34,292
3,369	JSR Corp. (Materials)	90,533
3,748	JTEKT Corp. (Consumer Discretionary)	34,908
7,405	Kajima Corp. (Industrials)	137,418
12,270	Kansai Electric Power Co., Inc. (The) (Utilities)	157,443
3,266	Kansai Paint Co. Ltd. (Materials)	47,352
7,562	Kao Corp. (Consumer Staples)	287,787
2,616	Kawasaki Heavy Industries Ltd. (Industrials)	72,238
2,113	Kawasaki Kisen Kaisha Ltd. (Industrials)	100,984
25,785	KDDI Corp. (Communication Services)	784,559
1,795	Keihan Holdings Co. Ltd. (Industrials)	41,544
4,350	Keikyu Corp. (Industrials)	38,670
1,839	Keio Corp. (Industrials)	51,642

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,643	Keisei Electric Railway Co. Ltd. (Industrials)	$123,524
1,724	Kewpie Corp. (Consumer Staples)	32,143
3,078	Keyence Corp. (Information Technology)	1,440,390
2,573	Kikkoman Corp. (Consumer Staples)	168,490
3,164	Kintetsu Group Holdings Co. Ltd. (Industrials)	97,370
13,653	Kirin Holdings Co. Ltd. (Consumer Staples)	190,150
848	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	33,881
2,365	Kobe Bussan Co. Ltd. (Consumer Staples)	63,680
1,892	Koei Tecmo Holdings Co. Ltd. (Communication Services)	23,671
4,010	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	50,758
15,002	Komatsu Ltd. (Industrials)	435,616
1,601	Konami Group Corp. (Communication Services)	107,824
560	Kose Corp. (Consumer Staples)	31,283
17,791	Kubota Corp. (Industrials)	260,797
5,429	Kuraray Co. Ltd. (Materials)	54,881
1,882	Kurita Water Industries Ltd. (Industrials)	76,565
22,276	Kyocera Corp. (Information Technology)	328,105
4,163	Kyowa Kirin Co. Ltd. (Health Care)	82,651
7,733	Kyushu Electric Power Co., Inc. (Utilities)*	63,215
2,352	Kyushu Railway Co. (Industrials)	54,105
1,312	Lasertec Corp. (Information Technology)	350,200
747	Lawson, Inc. (Consumer Staples)	51,182
4,266	Lion Corp. (Consumer Staples)	37,652
4,658	Lixil Corp. (Industrials)	59,754
43,755	LY Corp. (Communication Services)	120,708
6,843	M3, Inc. (Health Care)	98,139
4,083	Makita Corp. (Industrials)	106,583
28,068	Marubeni Corp. (Industrials)	463,581
2,975	Marui Group Co. Ltd. (Financials)	48,470
5,946	MatsukiyoCocokara & Co. (Consumer Staples)	98,564
9,630	Mazda Motor Corp. (Consumer Discretionary)	113,112
1,428	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	66,501
17,708	Mebuki Financial Group, Inc. (Financials)	55,347

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,071	Medipal Holdings Corp. (Health Care)	$46,485
4,437	MEIJI Holdings Co. Ltd. (Consumer Staples)	100,112
1,826	Mercari, Inc. (Consumer Discretionary)*	24,907
6,481	MINEBEA MITSUMI, Inc. (Industrials)	134,019
4,763	MISUMI Group, Inc. (Industrials)	72,748
23,844	Mitsubishi Chemical Group Corp. (Materials)	136,768
61,653	Mitsubishi Corp. (Industrials)	1,320,224
32,800	Mitsubishi Electric Corp. (Industrials)	521,903
18,972	Mitsubishi Estate Co. Ltd. (Real Estate)	291,609
3,032	Mitsubishi Gas Chemical Co., Inc. (Materials)	49,429
13,931	Mitsubishi HC Capital, Inc. (Financials)	96,150
5,412	Mitsubishi Heavy Industries Ltd. (Industrials)	427,587
10,852	Mitsubishi Motors Corp. (Consumer Discretionary)(a)	33,483
191,391	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,971,838
25,022	Mitsui & Co. Ltd. (Industrials)	1,095,538
2,974	Mitsui Chemicals, Inc. (Materials)	82,422
15,210	Mitsui Fudosan Co. Ltd. (Real Estate)	412,693
6,048	Mitsui OSK Lines Ltd. (Industrials)	207,378
1,688	Miura Co. Ltd. (Industrials)	35,977
42,236	Mizuho Financial Group, Inc. (Financials)	790,426
4,132	MonotaRO Co. Ltd. (Industrials)	39,548
7,120	MS&AD Insurance Group Holdings, Inc. (Financials)	352,504
30,960	Murata Manufacturing Co. Ltd. (Information Technology)	625,323
3,290	Nagoya Railroad Co. Ltd. (Industrials)	47,008
4,251	NEC Corp. (Information Technology)	286,581
7,459	Nexon Co. Ltd. (Communication Services)	120,903
4,840	NGK Insulators Ltd. (Industrials)	63,188
1,623	NH Foods Ltd. (Consumer Staples)	56,887
2,123	Nichirei Corp. (Consumer Staples)	53,291
8,028	NIDEC Corp. (Industrials)	304,717
5,450	Nikon Corp. (Consumer Discretionary)	53,910

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
19,264	Nintendo Co. Ltd. (Communication Services)	$1,081,163
27	Nippon Building Fund, Inc. REIT (Real Estate)	104,089
1,383	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	73,174
14,885	Nippon Paint Holdings Co. Ltd. (Materials)	110,442
38	Nippon Prologis REIT, Inc. REIT (Real Estate)	63,625
3,123	Nippon Sanso Holdings Corp. (Materials)	90,516
1,019	Nippon Shinyaku Co. Ltd. (Health Care)	32,476
14,286	Nippon Steel Corp. (Materials)	354,597
897,228	Nippon Telegraph & Telephone Corp. (Communication Services)	1,092,835
2,709	Nippon Television Holdings, Inc. (Communication Services)	38,372
8,270	Nippon Yusen KK (Industrials)	263,676
2,185	Nissan Chemical Corp. (Materials)	91,286
36,805	Nissan Motor Co. Ltd. (Consumer Discretionary)(a)	144,790
4,277	Nisshin Seifun Group, Inc. (Consumer Staples)	59,296
3,051	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	89,224
3,215	Niterra Co. Ltd. (Consumer Discretionary)	97,543
1,370	Nitori Holdings Co. Ltd. (Consumer Discretionary)	201,193
2,476	Nitto Denko Corp. (Materials)	227,467
50,459	Nomura Holdings, Inc. (Financials)	286,834
1,728	Nomura Real Estate Holdings, Inc. (Real Estate)	42,984
72	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	71,630
6,498	Nomura Research Institute Ltd. (Information Technology)	182,519
8,127	NSK Ltd. (Industrials)	44,520
10,387	NTT Data Group Corp. (Information Technology)	168,953
11,571	Obayashi Corp. (Industrials)	112,061
482	OBIC Business Consultants Co. Ltd. (Information Technology)	23,026
1,089	Obic Co. Ltd. (Information Technology)	170,440
5,312	Odakyu Electric Railway Co. Ltd. (Industrials)	74,709
15,542	Oji Holdings Corp. (Materials)	60,882
20,986	Olympus Corp. (Health Care)	298,939
3,135	Omron Corp. (Information Technology)	116,293
7,360	Ono Pharmaceutical Co. Ltd. (Health Care)	122,347

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,252	Open House Group Co. Ltd. (Consumer Discretionary)	$39,500
557	Oracle Corp. Japan (Information Technology)	42,686
18,435	Oriental Land Co. Ltd. (Consumer Discretionary)	660,566
19,239	ORIX Corp. (Financials)	403,239
46	Orix JREIT, Inc. REIT (Real Estate)	48,591
6,875	Osaka Gas Co. Ltd. (Utilities)	137,528
1,839	Otsuka Corp. (Information Technology)	80,849
7,410	Otsuka Holdings Co. Ltd. (Health Care)	301,113
6,394	Pan Pacific International Holdings Corp. (Consumer Discretionary)	150,590
37,177	Panasonic Holdings Corp. (Consumer Discretionary)	352,842
30,813	Persol Holdings Co. Ltd. (Industrials)	44,530
1,297	Pola Orbis Holdings, Inc. (Consumer Staples)	12,964
1,454	Rakus Co. Ltd. (Information Technology)	22,902
23,762	Rakuten Group, Inc. (Consumer Discretionary)*	130,185
24,096	Recruit Holdings Co. Ltd. (Industrials)	973,049
20,192	Renesas Electronics Corp. (Information Technology)	331,137
39,724	Resona Holdings, Inc. (Financials)	216,575
2,960	Resonac Holdings Corp. (Materials)	71,493
9,469	Ricoh Co. Ltd. (Information Technology)	78,766
1,823	Rinnai Corp. (Consumer Discretionary)	42,496
5,877	Rohm Co. Ltd. (Information Technology)	99,835
3,294	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	66,928
4,308	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	68,044
6,099	Santen Pharmaceutical Co. Ltd. (Health Care)	60,574
4,040	SBI Holdings, Inc. (Financials)	108,646
1,560	SCREEN Holdings Co. Ltd. (Information Technology)	195,274
2,399	SCSK Corp. (Information Technology)	44,239
3,476	Secom Co. Ltd. (Industrials)	253,611
2,589	Sega Sammy Holdings, Inc. (Consumer Discretionary)	32,468
3,732	Seibu Holdings, Inc. (Industrials)	53,959

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
4,603	Seiko Epson Corp. (Information Technology)	$74,456
6,313	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	88,956
9,995	Sekisui House Ltd. (Consumer Discretionary)	223,046
38,313	Seven & i Holdings Co. Ltd. (Consumer Staples)	570,842
10,138	Seven Bank Ltd. (Financials)	20,267
7,579	SG Holdings Co. Ltd. (Industrials)	95,098
4,641	Sharp Corp. (Consumer Discretionary)*	25,287
4,588	Shimadzu Corp. (Information Technology)	125,161
790	Shimamura Co. Ltd. (Consumer Discretionary)	42,073
1,314	Shimano, Inc. (Consumer Discretionary)	183,136
9,074	Shimizu Corp. (Industrials)	52,672
32,804	Shin-Etsu Chemical Co. Ltd. (Materials)	1,399,874
1,066	Shinko Electric Industries Co. Ltd. (Information Technology)	38,589
4,910	Shionogi & Co. Ltd. (Health Care)	245,516
6,553	Shiseido Co. Ltd. (Consumer Staples)	177,190
9,179	Shizuoka Financial Group, Inc. (Financials)	89,846
943	SMC Corp. (Industrials)	567,993
46,793	SoftBank Corp. (Communication Services)	616,685
16,325	SoftBank Group Corp. (Communication Services)	958,754
5,926	Sohgo Security Services Co. Ltd. (Industrials)	32,875
3,740	Sojitz Corp. (Industrials)	94,931
5,447	Sompo Holdings, Inc. (Financials)	319,607
20,621	Sony Group Corp. (Consumer Discretionary)	1,783,516
1,474	Square Enix Holdings Co. Ltd. (Communication Services)	62,478
2,497	Stanley Electric Co. Ltd. (Consumer Discretionary)	42,743
10,270	Subaru Corp. (Consumer Discretionary)	233,574
1,713	Sugi Holdings Co. Ltd. (Consumer Staples)	26,890
5,697	SUMCO Corp. (Information Technology)	89,221
23,958	Sumitomo Chemical Co. Ltd. (Materials)	48,630
19,703	Sumitomo Corp. (Industrials)	461,672
12,205	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	181,073

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,918	Sumitomo Heavy Industries Ltd. (Industrials)	$57,116
4,289	Sumitomo Metal Mining Co. Ltd. (Materials)	111,874
21,879	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,219,739
11,132	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	226,032
7,120	Sumitomo Realty & Development Co. Ltd. (Real Estate)	211,122
2,930	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	34,141
1,136	Sundrug Co. Ltd. (Consumer Staples)	35,468
2,096	Suntory Beverage & Food Ltd.
	(Consumer Staples)	68,928
6,643	Suzuki Motor Corp. (Consumer Discretionary)	291,916
2,657	Sysmex Corp. (Health Care)	149,475
9,041	T&D Holdings, Inc. (Financials)	157,237
2,792	Taisei Corp. (Industrials)	87,806
815	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	46,721
2,054	Taiyo Yuden Co. Ltd. (Information Technology)	44,876
25,562	Takeda Pharmaceutical Co. Ltd. (Health Care)	749,252
2,253	TBS Holdings, Inc. (Communication Services)(a)	59,204
6,349	TDK Corp. (Information
	Technology)	330,282
12,020	Terumo Corp. (Health Care)	468,689
2,052	THK Co. Ltd. (Industrials)	45,161
3,943	TIS, Inc. (Information Technology)	88,913
3,495	Tobu Railway Co. Ltd. (Industrials)	89,366
147	Toei Animation Co. Ltd. (Communication Services)(a)	18,170
1,802	Toho Co. Ltd. (Communication Services)	58,538
7,720	Tohoku Electric Power Co., Inc. (Utilities)	52,354
31,836	Tokio Marine Holdings, Inc. (Financials)	930,810
2,744	Tokyo Century Corp. (Financials)	28,656
24,943	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	134,989
7,570	Tokyo Electron Ltd. (Information Technology)	1,864,809
6,912	Tokyo Gas Co. Ltd. (Utilities)	151,429
9,217	Tokyu Corp. (Industrials)	114,758
9,949	Tokyu Fudosan Holdings Corp. (Real Estate)	65,316
4,351	TOPPAN Holdings, Inc. (Industrials)	103,579

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
25,313	Toray Industries, Inc. (Materials)	$116,781
5,016	Tosoh Corp. (Materials)	68,335
2,556	TOTO Ltd. (Industrials)	69,147
1,528	Toyo Suisan Kaisha Ltd. (Consumer Staples)	88,881
1,217	Toyota Boshoku Corp. (Consumer Discretionary)	19,275
2,780	Toyota Industries Corp. (Industrials)	276,570
188,788	Toyota Motor Corp. (Consumer Discretionary)	4,567,391
3,899	Toyota Tsusho Corp. (Industrials)	252,014
2,214	Trend Micro, Inc. (Information Technology)	109,849
632	Tsuruha Holdings, Inc. (Consumer Staples)	47,716
6,917	Unicharm Corp. (Consumer Staples)	229,966
52	United Urban Investment Corp. REIT (Real Estate)	49,161
3,319	USS Co. Ltd. (Consumer Discretionary)	57,778
1,538	Welcia Holdings Co. Ltd. (Consumer Staples)(a)	29,040
3,980	West Japan Railway Co. (Industrials)	165,694
328	Workman Co. Ltd. (Consumer Discretionary)	8,876
4,443	Yakult Honsha Co. Ltd. (Consumer Staples)	95,824
10,864	Yamada Holdings Co. Ltd. (Consumer Discretionary)	31,270
2,714	Yamaha Corp. (Consumer Discretionary)	59,314
15,354	Yamaha Motor Co. Ltd. (Consumer Discretionary)	137,414
5,157	Yamato Holdings Co. Ltd. (Industrials)	78,387
2,217	Yamazaki Baking Co. Ltd. (Consumer Staples)	52,214
4,382	Yaskawa Electric Corp. (Industrials)	179,151
4,007	Yokogawa Electric Corp. (Information Technology)	84,707
2,199	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	58,461
1,432	Zensho Holdings Co. Ltd. (Consumer Discretionary)	62,697
1,958	ZOZO, Inc. (Consumer Discretionary)	44,401

		72,177,136

Jordan – 0.0%
2,640	Hikma Pharmaceuticals PLC (Health Care)	65,687

Shares	Description	Value

Common Stocks – (continued)

Kuwait – 0.3%
25,124	Agility Public Warehousing Co. KSC (Industrials)*	$49,080
21,755	Boubyan Bank KSCP (Financials)	45,469
36,686	Gulf Bank KSCP (Financials)	35,178
172,891	Kuwait Finance House KSCP (Financials)	455,198
10,580	Mabanee Co KPSC (Real Estate)	28,131
35,116	Mobile Telecommunications Co. KSCP (Communication Services)	57,414
124,944	National Bank of Kuwait SAKP (Financials)	398,001

		1,068,471

Luxembourg – 0.1%
7,676	ArcelorMittal (Materials)	200,355
2,170	Eurofins Scientific SE (Health Care)	129,718
2,265	Reinet Investments SCA (Financials)	57,150

		387,223

Macau – 0.0%
31,122	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	169,945
40,591	Sands China Ltd. (Consumer Discretionary)*	115,622

		285,567

Mexico – 0.8%
80,671	Alfa SAB de CV, Class A (Industrials)	60,078
539,088	America Movil SAB de CV, Series B (Communication Services)	504,136
7,805	Arca Continental SAB de CV (Consumer Staples)	83,970
29,421	Becle SAB de CV (Consumer Staples)	68,680
253,054	Cemex SAB de CV, Series CPO (Materials)*	193,203
8,792	Coca-Cola Femsa SAB de CV (Consumer Staples)	85,702
3,102	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	22,664
48,035	Fibra Uno Administracion SA de CV REIT (Real Estate)	86,689
36,179	Fomento Economico Mexicano SAB de CV (Consumer Staples)	451,175
3,084	Fresnillo PLC (Materials)	17,766
3,026	Gruma SAB de CV, Class B (Consumer Staples)	53,818
6,342	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	93,522

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
3,045	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	$89,226
22,786	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	95,195
8,186	Grupo Carso SAB de CV, Series A1 (Industrials)	70,730
7,564	Grupo Comercial Chedraui SA de CV (Consumer Staples)	58,007
865	Grupo Elektra SAB DE CV (Financials)	60,249
48,270	Grupo Financiero Banorte SAB de CV, Class O (Financials)	498,412
32,788	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	99,345
52,282	Grupo Mexico SAB de CV, Series B (Materials)	253,468
3,141	Industrias Penoles SAB de CV (Materials)*	39,308
26,829	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	59,548
15,242	Orbia Advance Corp. SAB de CV (Materials)	28,150
83,396	Wal-Mart de Mexico SAB de CV (Consumer Staples)	333,506

		3,406,547

Netherlands – 3.5%
503	Adyen NV (Financials)*(b)	794,710
2,856	Akzo Nobel NV (Materials)	208,122
937	Argenx SE ADR (Health Care)*	356,069
770	ASM International NV (Information Technology)	469,706
6,543	ASML Holding NV (Information Technology)	6,163,584
1,665	EXOR NV (Financials)	179,818
1,513	HAL Trust (Financials)	186,979
1,855	Heineken Holding NV (Consumer Staples)	143,328
4,811	Heineken NV (Consumer Staples)	444,716
55,480	ING Groep NV (Financials)	761,878
1,547	JDE Peet’s NV (Consumer Staples)	35,390
16,064	Koninklijke Ahold Delhaize NV (Consumer Staples)	478,398
55,398	Koninklijke KPN NV (Communication Services)	202,807
13,207	Koninklijke Philips NV (Health Care)	264,430
1,358	Pluxee NV (Industrials)*	38,848
109,030	Shell PLC (Energy)	3,388,635
12,866	Universal Music Group NV (Communication Services)	388,033
4,153	Wolters Kluwer NV (Industrials)	655,475

		15,160,926

Shares	Description	Value

Common Stocks – (continued)

New Zealand – 0.2%
11,306	a2 Milk Co. Ltd. (The) (Consumer Staples)*	$42,707
20,198	Auckland International Airport Ltd. (Industrials)	99,675
12,977	Contact Energy Ltd. (Utilities)	63,803
9,184	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	137,086
13,505	Infratil Ltd. (Industrials)	84,830
1,386	Mainfreight Ltd. (Industrials)	57,218
10,916	Mercury NZ Ltd. (Utilities)	44,426
21,172	Meridian Energy Ltd. (Utilities)	77,136
10,037	Ryman Healthcare Ltd. (Health Care)*	28,374
30,575	Spark New Zealand Ltd. (Communication Services)	94,443
2,127	Xero Ltd. (Information Technology)*	176,324

		906,022

Norway – 0.4%
370	Aker ASA, Class A (Industrials)	20,002
5,136	Aker BP ASA (Energy)	124,872
12,340	AutoStore Holdings Ltd. (Industrials)*(b)	19,804
14,875	DNB Bank ASA (Financials)	297,942
14,657	Equinor ASA (Energy)	361,818
2,393	Frontline PLC (Energy)	54,072
3,031	Gjensidige Forsikring ASA (Financials)	47,927
1,399	Kongsberg Gruppen ASA (Industrials)	89,292
4,215	Leroy Seafood Group ASA (Consumer Staples)	18,651
7,411	Mowi ASA (Consumer Staples)	143,266
2,759	Nordic Semiconductor ASA
	(Information Technology)*	23,583
21,872	Norsk Hydro ASA (Materials)	112,546
13,309	Orkla ASA (Consumer Staples)	95,505
1,088	Salmar ASA (Consumer Staples)	69,124
1,147	Schibsted ASA, Class A (Communication Services)	34,261
1,597	Schibsted ASA, Class B (Communication Services)	44,478
1,206	Seadrill Ltd. (Energy)*	49,495
2,847	SpareBank 1 SR-Bank ASA (Financials)	34,489
7,276	Storebrand ASA (Financials)	65,049
10,777	Telenor ASA (Communication Services)	118,149
3,905	TOMRA Systems ASA (Industrials)	52,058
6,524	Var Energi ASA (Energy)	19,949
1,594	Wallenius Wilhelmsen ASA (Industrials)	15,309

		1,911,641

Philippines – 0.2%
138,710	ACEN Corp. (Utilities)	10,265

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
4,150	Ayala Corp. (Industrials)	$50,052
100,192	Ayala Land, Inc. (Real Estate)	62,381
33,114	Bank of the Philippine Islands (Financials)	73,691
35,257	BDO Unibank, Inc. (Financials)	95,959
13,606	International Container Terminal Services, Inc. (Industrials)	69,948
50,084	JG Summit Holdings, Inc. (Industrials)	36,528
7,494	Jollibee Foods Corp. (Consumer Discretionary)	36,500
4,932	Manila Electric Co. (Utilities)	34,217
30,114	Metropolitan Bank & Trust Co. (Financials)	33,213
1,447	PLDT, Inc. (Communication Services)	33,797
8,183	SM Investments Corp. (Industrials)	136,832
191,926	SM Prime Holdings, Inc. (Real Estate)	107,887
14,589	Universal Robina Corp. (Consumer Staples)	30,364

		811,634

Poland – 0.3%
7,912	Allegro.eu SA (Consumer Discretionary)*(b)	63,974
2,953	Bank Pekao SA (Financials)	128,105
213	Budimex SA (Industrials)	38,990
1,157	CD Projekt SA (Communication Services)	31,827
3,815	Cyfrowy Polsat SA (Communication Services)*	11,212
802	Dino Polska SA (Consumer Staples)*(b)	93,455
2,904	InPost SA (Industrials)*	45,347
2,284	KGHM Polska Miedz SA (Materials)	61,740
219	mBank SA (Financials)*	38,167
9,737	ORLEN SA (Energy)	151,333
14,702	PGE Polska Grupa Energetyczna SA (Utilities)*	29,390
14,357	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	200,024
9,513	Powszechny Zaklad Ubezpieczen SA (Financials)	117,150
558	Santander Bank Polska SA (Financials)	76,888

		1,087,602

Portugal – 0.1%
122,613	Banco Comercial Portugues SA, Class R (Financials)*	35,427
46,949	EDP – Energias de Portugal SA (Utilities)	186,915
7,975	Galp Energia SGPS SA (Energy)	125,741

Shares	Description	Value

Common Stocks – (continued)

Portugal – (continued)
4,601	Jeronimo Martins SGPS SA (Consumer Staples)	$110,135
3,356	Navigator Co. SA (The)
	(Materials)	13,648

		471,866

Qatar – 0.2%
56,377	Commercial Bank PSQC (The) (Financials)	78,287
29,214	Dukhan Bank (Financials)	33,378
33,260	Industries Qatar QSC (Industrials)	117,840
115,459	Masraf Al Rayan QSC (Financials)	80,228
72,659	Mesaieed Petrochemical Holding Co. (Materials)	37,716
11,701	Ooredoo QPSC (Communication Services)	36,540
8,146	Qatar Electricity & Water Co. QSC (Utilities)	38,728
9,803	Qatar Fuel QSC (Energy)	40,278
59,127	Qatar Gas Transport Co. Ltd. (Energy)	64,957
18,595	Qatar International Islamic Bank QSC (Financials)	58,272
27,464	Qatar Islamic Bank (Financials)	151,991
74,326	Qatar National Bank QPSC (Financials)	310,899

		1,049,114

Saudi Arabia – 1.2%
2,227	ACWA Power Co. (Utilities)	156,768
2,133	Advanced Petrochemical Co. (Materials)	21,755
32,811	Al Rajhi Bank (Financials)	778,652
16,405	Alinma Bank (Financials)	192,251
4,116	Almarai Co. JSC (Consumer Staples)	64,534
11,142	Arab National Bank (Financials)	82,741
422	Arabian Internet & Co.mmunications Services Co. (Information Technology)	41,274
8,203	Bank AlBilad (Financials)	108,052
9,887	Banque Saudi Fransi (Financials)	100,444
1,241	Bupa Arabia for Cooperative Insurance Co. (Financials)	75,976
1,230	Co. for Cooperative Insurance (The) (Financials)	53,132
1,416	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	124,371
442	Elm Co. (Information Technology)	124,575
6,316	Etihad Etisalat Co. (Communication Services)	93,133
9,843	Jarir Marketing Co. (Consumer Discretionary)	40,891

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
1,590	Mouwasat Medical Services Co. (Health Care)	$52,317
653	Nahdi Medical Co. (Consumer Staples)	24,725
6,994	Rabigh Refining & Petrochemical Co. (Energy)*	15,423
24,608	Riyad Bank (Financials)	204,066
3,905	SABIC Agri-Nutrients Co. (Materials)	130,364
6,016	Sahara International Petrochemical Co. (Materials)	49,167
20,277	Saudi Arabian Mining Co. (Materials)*	268,987
73,326	Saudi Arabian Oil Co. (Energy)(b)	619,800
847	Saudi Aramco Base Oil Co. (Materials)	37,943
16,762	Saudi Awwal Bank (Financials)	184,367
15,066	Saudi Basic Industries Corp. (Materials)	316,562
13,085	Saudi Electricity Co. (Utilities)	69,781
6,192	Saudi Industrial Investment Group (Materials)	34,177
12,304	Saudi Kayan Petrochemical Co.
	(Materials)*	31,660
49,217	Saudi National Bank (The) (Financials)	555,780
803	Saudi Tadawul Group Holding Co. (Financials)	51,816
30,133	Saudi Telecom Co. (Communication Services)	341,078
4,380	Savola Group (The) (Consumer Staples)	61,899
4,613	Yanbu National Petrochemical Co. (Materials)	46,065

		5,154,526

Singapore – 1.0%
59,428	CapitaLand Ascendas REIT REIT (Real Estate)	121,101
76,057	CapitaLand Integrated Commercial Trust REIT (Real Estate)	110,867
40,182	CapitaLand Investment Ltd. (Real Estate)	83,078
7,384	City Developments Ltd. (Real Estate)	31,137
30,600	DBS Group Holdings Ltd. (Financials)	758,514
46,751	Frasers Logistics & Commercial Trust REIT (Real Estate)	35,813
94,913	Genting Singapore Ltd. (Consumer Discretionary)	64,235
31,019	Grab Holdings Ltd., Class A (Industrials)*	95,228
3,813	Hafnia Ltd. (Energy)	28,096
1,587	Jardine Cycle & Carriage Ltd. (Industrials)	30,038
22,519	Keppel DC REIT (Real Estate)	28,471

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
23,214	Keppel Ltd. (Industrials)	$124,996
34,395	Mapletree Industrial Trust REIT (Real Estate)	58,578
55,654	Mapletree Logistics Trust REIT (Real Estate)	61,258
38,421	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	38,575
14,065	Olam Group Ltd. (Consumer Staples)(a)	10,251
53,753	Oversea-Chinese Banking Corp. Ltd. (Financials)	518,901
14,543	SATS Ltd. (Industrials)*	28,338
6,090	Sea Ltd. ADR (Communication Services)*	295,487
1,080,526	Seatrium Ltd. (Industrials)*	72,324
15,007	Sembcorp Industries Ltd. (Utilities)	56,921
22,166	Singapore Airlines Ltd. (Industrials)	106,659
13,693	Singapore Exchange Ltd. (Financials)	96,236
25,414	Singapore Technologies Engineering Ltd. (Industrials)	75,225
119,569	Singapore Telecommunications Ltd. (Communication Services)	208,975
10,890	STMicroelectronics NV (Information Technology)	491,713
22,386	United Overseas Bank Ltd. (Financials)	465,335
8,793	UOL Group Ltd. (Real Estate)	38,518
4,524	Venture Corp. Ltd. (Information Technology)	47,104

		4,181,972

South Africa – 0.8%
12,843	Absa Group Ltd. (Financials)	109,499
1,673	African Rainbow Minerals Ltd. (Materials)	14,724
932	Anglo American Platinum Ltd. (Materials)	35,801
19,328	Anglo American PLC (Materials)	415,877
6,005	Aspen Pharmacare Holdings Ltd. (Health Care)	61,350
5,591	Bid Corp. Ltd. (Consumer Staples)	130,771
5,680	Bidvest Group Ltd. (The) (Industrials)	69,183
1,631	Capitec Bank Holdings Ltd. (Financials)	171,551
4,049	Clicks Group Ltd. (Consumer Staples)	63,338
8,901	Discovery Ltd. (Financials)	63,056
4,033	Exxaro Resources Ltd. (Energy)	37,362
83,763	FirstRand Ltd. (Financials)	282,852
14,726	Gold Fields Ltd. (Materials)	193,289
14,566	Impala Platinum Holdings Ltd. (Materials)	49,187
3,522	Investec Ltd. (Financials)	22,145

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
938	Kumba Iron Ore Ltd. (Materials)	$26,255
28,146	MTN Group Ltd. (Communication Services)	122,510
4,858	MultiChoice Group (Communication Services)*	26,440
3,092	Naspers Ltd., Class N (Consumer Discretionary)	508,539
7,298	Nedbank Group Ltd. (Financials)	83,386
5,506	Northam Platinum Holdings Ltd. (Materials)	31,480
81,584	Old Mutual Ltd. (Financials)	50,778
14,144	OUTsurance Group Ltd. (Financials)	30,701
26,759	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	26,042
8,490	Remgro Ltd. (Financials)	64,375
27,529	Sanlam Ltd. (Financials)	105,545
9,727	Sasol Ltd. (Materials)	73,384
7,935	Shoprite Holdings Ltd. (Consumer Staples)	106,808
46,829	Sibanye Stillwater Ltd. (Materials)	48,504
22,611	Standard Bank Group Ltd. (Financials)	237,876
9,913	Vodacom Group Ltd. (Communication Services)	48,584
14,992	Woolworths Holdings Ltd. (Consumer Discretionary)	50,149

		3,361,341

South Korea – 3.4%
598	Alteogen, Inc. (Health Care)*	72,123
487	Amorepacific Corp. (Consumer Staples)	43,741
395	AMOREPACIFIC Group (Consumer Staples)	7,905
122	BGF retail Co. Ltd. (Consumer Staples)	12,103
4,516	BNK Financial Group, Inc. (Financials)	25,436
292	Celltrion Pharm, Inc. (Health Care)*	24,319
2,571	Celltrion, Inc. (Health Care)	346,958
1,073	Cheil Worldwide, Inc. (Communication Services)	14,907
69	Chunbo Co. Ltd. (Materials)*	4,679
131	CJ CheilJedang Corp. (Consumer Staples)	29,464
206	CJ Corp. (Industrials)*	14,991
161	CJ ENM Co. Ltd. (Communication Services)*	9,600
141	CJ Logistics Corp. (Industrials)*	13,172
382	CosmoAM&T Co. Ltd. (Information Technology)*	50,805
905	Coway Co. Ltd. (Consumer Discretionary)	36,836

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
362	CS Wind Corp. (Industrials)	$14,055
3,129	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	9,352
593	DB HiTek Co. Ltd. (Information Technology)	20,663
730	DB Insurance Co. Ltd. (Financials)*	54,163
3,345	Delivery Hero SE (Consumer Discretionary)*(b)	77,337
444	DL E&C Co. Ltd. (Industrials)	12,337
504	Dongsuh Cos., Inc. (Consumer Staples)	6,620
820	Doosan Bobcat, Inc. (Industrials)	28,912
109	Doosan Co. Ltd. (Industrials)*	7,449
7,186	Doosan Enerbility Co. Ltd. (Industrials)*	87,639
633	Doosan Fuel Cell Co. Ltd. (Industrials)*	9,436
767	Ecopro BM Co. Ltd. (Industrials)*	153,504
325	Ecopro Co. Ltd. (Industrials)*	150,834
405	Ecopro Materials Co. Ltd. (Industrials)*	58,730
296	E-MART, Inc. (Consumer Staples)*	16,449
242	F&F Co. Ltd. (Consumer Discretionary)	13,158
733	Fila Holdings Corp. (Consumer Discretionary)	21,138
85	Green Cross Corp. (Health Care)	7,526
1,007	GS Engineering & Construction Corp. (Industrials)*	12,062
748	GS Holdings Corp. (Industrials)	26,991
653	GS Retail Co. Ltd. (Consumer Staples)	10,936
4,827	Hana Financial Group, Inc. (Financials)	205,173
416	Hanjin Kal Corp. (Industrials)	19,744
1,146	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	46,646
107	Hanmi Pharm Co. Ltd. (Health Care)	26,838
304	Hanmi Science Co. Ltd. (Health Care)	9,406
708	Hanmi Semiconductor Co. Ltd. (Information Technology)*	45,087
2,515	Hanon Systems (Consumer Discretionary)	11,653
154	Hansol Chemical Co. Ltd. (Materials)*	19,695
142	Hanssem Co. Ltd. (Consumer Discretionary)	5,161
559	Hanwha Aerospace Co. Ltd. (Industrials)	78,712
560	Hanwha Corp. (Industrials)	12,364

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
4,277	Hanwha Life Insurance Co. Ltd. (Financials)*	$10,118
3,298	Hanwha Ocean Co. Ltd. (Industrials)*	58,451
1,742	Hanwha Solutions Corp. (Materials)	36,303
982	Hanwha Systems Co. Ltd. (Industrials)	12,293
703	HD Hyundai Co. Ltd. (Energy)	37,325
319	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	28,244
1,969	HD Hyundai Infracore Co. Ltd. (Industrials)*	11,903
746	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	62,690
492	Hite Jinro Co. Ltd. (Consumer Staples)	7,379
503	HL Mando Co. Ltd. (Consumer Discretionary)	12,522
1,945	HLB, Inc. (Health Care)*	119,043
4,065	HMM Co. Ltd. (Industrials)*	55,773
509	Hotel Shilla Co. Ltd. (Consumer Discretionary)	22,973
96	Hugel, Inc. (Health Care)*	13,258
300	HYBE Co. Ltd. (Communication Services)	44,856
39	Hyosung Advanced Materials Corp. (Materials)	9,768
38	Hyosung TNC Corp. (Materials)	8,276
104	Hyundai Autoever Corp. (Information Technology)*	11,661
211	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	8,303
330	Hyundai Elevator Co. Ltd. (Industrials)*	9,888
1,213	Hyundai Engineering & Construction Co. Ltd. (Industrials)*	31,609
312	Hyundai Glovis Co. Ltd. (Industrials)*	44,635
971	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)*	22,970
381	Hyundai Mipo Dockyard Co. Ltd. (Industrials)	17,997
1,044	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	190,125
2,268	Hyundai Motor Co. (Consumer Discretionary)	426,655
1,210	Hyundai Rotem Co. Ltd. (Industrials)	30,395
1,399	Hyundai Steel Co. (Materials)*	37,770
4,187	Industrial Bank of Korea (Financials)*	44,021
461	JYP Entertainment Corp. (Communication Services)*	25,515
5,055	Kakao Corp. (Communication Services)	202,337

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
633	Kakao Games Corp. (Communication Services)*	$11,147
3,577	KakaoBank Corp. (Financials)	76,424
364	Kakaopay Corp. (Financials)*	12,041
1,915	Kangwon Land, Inc. (Consumer Discretionary)*	24,994
6,249	KB Financial Group, Inc. (Financials)	297,996
65	KCC Corp. (Materials)	12,960
203	KEPCO Engineering & Construction Co., Inc. (Industrials)*	10,809
341	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	9,526
4,137	Kia Corp. (Consumer Discretionary)*	386,795
220	KIWOOM Securities Co. Ltd. (Financials)*	20,767
1,175	Korea Aerospace Industries Ltd. (Industrials)*	45,267
4,299	Korea Electric Power Corp. (Utilities)	80,065
435	Korea Gas Corp. (Utilities)*	9,474
690	Korea Investment Holdings Co. Ltd. (Financials)*	36,790
153	Korea Zinc Co. Ltd. (Materials)	51,417
3,081	Korean Air Lines Co. Ltd. (Industrials)	53,216
480	Krafton, Inc. (Communication Services)*	81,826
1,071	KT Corp. (Communication Services)	31,448
1,879	KT&G Corp. (Consumer Staples)	131,231
492	Kum Yang Co. Ltd. (Materials)*	35,655
275	Kumho Petrochemical Co. Ltd. (Materials)*	30,544
413	L&F Co. Ltd. (Industrials)*	52,633
166	LEENO Industrial, Inc. (Information Technology)	25,930
787	LG Chem Ltd. (Materials)	267,731
1,490	LG Corp. (Industrials)	104,846
3,719	LG Display Co. Ltd. (Information Technology)	31,783
1,803	LG Electronics, Inc. (Consumer Discretionary)	128,496
678	LG Energy Solution Ltd. (Industrials)*	204,428
156	LG H&H Co. Ltd. (Consumer Staples)	37,372
235	LG Innotek Co. Ltd. (Information Technology)	35,649
3,582	LG Uplus Corp. (Communication Services)	27,761
304	Lotte Chemical Corp. (Materials)	27,944
425	Lotte Corp. (Industrials)	9,639

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
339	Lotte Energy Materials Corp. (Information Technology)	$8,859
172	Lotte Shopping Co. Ltd. (Consumer Discretionary)	10,023
269	LS Corp. (Industrials)	17,757
1,750	Meritz Financial Group, Inc. (Financials)	109,211
4,135	Mirae Asset Securities Co. Ltd. (Financials)*	28,010
2,273	NAVER Corp. (Communication Services)	332,859
229	NCSoft Corp. (Communication Services)	33,363
339	Netmarble Corp. (Communication Services)*(b)	15,708
2,069	NH Investment & Securities Co. Ltd. (Financials)*	18,241
50	NongShim Co. Ltd. (Consumer Staples)	13,067
199	OCI Holdings Co. Ltd. (Materials)	14,048
372	Orion Corp. (Consumer Staples)	25,953
3,798	Pan Ocean Co. Ltd. (Industrials)	13,876
462	Pearl Abyss Corp. (Communication Services)*	10,530
853	Posco DX Co. Ltd. (Information Technology)*	34,656
474	POSCO Future M Co. Ltd. (Industrials)*	112,840
1,193	POSCO Holdings, Inc. (Materials)	386,587
858	Posco International Corp. (Industrials)*	36,147
281	S-1 Corp. (Industrials)	12,260
295	Samsung Biologics Co. Ltd. (Health Care)*(b)	171,470
1,351	Samsung C&T Corp. (Industrials)	158,983
368	Samsung Card Co. Ltd. (Financials)*	10,377
919	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	96,621
80,666	Samsung Electronics Co. Ltd. (Information Technology)	4,446,444
2,597	Samsung Engineering Co. Ltd. (Industrials)*	47,977
520	Samsung Fire & Marine Insurance Co. Ltd. (Financials)*	116,371
10,844	Samsung Heavy Industries Co. Ltd. (Industrials)*	64,334
1,269	Samsung Life Insurance Co. Ltd. (Financials)	92,345
859	Samsung SDI Co. Ltd. (Information Technology)	243,198
608	Samsung SDS Co. Ltd. (Information Technology)	73,055

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,039	Samsung Securities Co. Ltd. (Financials)	$32,420
568	SD Biosensor, Inc. (Health Care)*	5,353
7,542	Shinhan Financial Group Co. Ltd. (Financials)	246,661
110	Shinsegae, Inc. (Consumer Discretionary)	14,440
468	SK Biopharmaceuticals Co. Ltd. (Health Care)*	34,056
398	SK Bioscience Co. Ltd. (Health Care)*	18,352
154	SK Chemicals Co. Ltd. (Materials)	7,853
9,001	SK Hynix, Inc. (Information Technology)	1,055,840
448	SK IE Technology Co. Ltd. (Industrials)*(b)	24,661
953	SK Innovation Co. Ltd. (Energy)*	83,806
1,722	SK Networks Co. Ltd. (Industrials)*	8,470
1,655	SK Square Co. Ltd. (Industrials)*	86,876
1,795	SK Telecom Co. Ltd. (Communication Services)	71,040
597	SK, Inc. (Industrials)	85,990
309	SKC Co. Ltd. (Materials)*	19,214
689	S-Oil Corp. (Energy)	39,531
66	Soulbrain Co. Ltd. (Materials)	13,482
1,732	SSANGYONG C&E Co. Ltd. (Materials)	9,079
185	Studio Dragon Corp. (Communication Services)*	6,280
287	Wemade Co. Ltd. (Communication Services)*	10,033
497	WONIK IPS Co. Ltd. (Information Technology)*	12,242
10,868	Woori Financial Group, Inc. (Financials)	121,608
915	Yuhan Corp. (Health Care)	46,313

		14,855,239

Spain – 1.5%
3,415	ACS Actividades de Construccion y Servicios SA (Industrials)	140,209
1,230	Aena SME SA (Industrials)(b)	233,133
7,521	Amadeus IT Group SA (Consumer Discretionary)	442,591
99,644	Banco Bilbao Vizcaya Argentaria SA (Financials)	990,524
265,022	Banco Santander SA (Financials)	1,102,865
63,196	CaixaBank SA (Financials)	285,176
9,530	Cellnex Telecom SA (Communication Services)*(b)	343,110
955	Corp ACCIONA Energias Renovables SA (Utilities)	19,739

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
4,935	EDP Renovaveis SA (Utilities)	$67,262
5,294	Endesa SA (Utilities)	95,329
4,939	Grifols SA (Health Care)*	40,535
96,760	Iberdrola SA (Utilities)	1,112,008
18,496	Industria de Diseno Textil SA (Consumer Discretionary)	820,834
2,091	Naturgy Energy Group SA (Utilities)(a)	49,510
6,761	Redeia Corp. SA (Utilities)	107,551
21,372	Repsol SA (Energy)	340,556
86,470	Telefonica SA (Communication Services)	354,924

		6,545,856

Sweden – 2.2%
2,938	AAK AB (Consumer Staples)	64,851
3,997	AddTech AB, Class B (Industrials)	88,458
4,720	Alfa Laval AB (Industrials)	177,762
16,253	Assa Abloy AB, Class B (Industrials)	463,992
42,374	Atlas Copco AB, Class A (Industrials)	736,097
25,176	Atlas Copco AB, Class B (Industrials)	376,760
1,983	Avanza Bank Holding AB (Financials)(a)	43,618
1,813	Axfood AB (Consumer Staples)	50,706
6,254	Beijer Ref AB (Industrials)	88,001
4,498	Boliden AB (Materials)	114,043
6,803	Castellum AB (Real Estate)*	81,590
3,498	Electrolux AB, Class B (Consumer Discretionary)*	29,952
5,797	Elekta AB, Class B (Health Care)(a)	41,984
13,604	Embracer Group AB (Communication Services)*(a)	24,138
10,396	Epiroc AB, Class A (Industrials)	188,631
6,311	Epiroc AB, Class B (Industrials)	104,172
7,481	EQT AB (Financials)	219,063
10,086	Essity AB, Class B (Consumer Staples)	235,593
2,991	Evolution AB (Consumer Discretionary)(b)	387,741
3,715	Fabege AB (Real Estate)	30,388
11,000	Fastighets AB Balder, Class B (Real Estate)*	68,355
3,640	Getinge AB, Class B (Health Care)	72,185
10,255	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	139,205
32,289	Hexagon AB, Class B (Information Technology)	378,670
1,517	Holmen AB, Class B (Materials)	60,959
6,421	Husqvarna AB, Class B (Industrials)	49,556
2,599	Industrivarden AB, Class A (Financials)	88,739

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
2,160	Industrivarden AB, Class C (Financials)	$73,542
4,471	Indutrade AB (Industrials)	118,392
2,256	Investment AB Latour, Class B (Industrials)	57,253
8,029	Investor AB, Class A (Financials)	199,261
30,363	Investor AB, Class B (Financials)	764,104
3,982	Kinnevik AB, Class B (Financials)*	42,197
753	L E Lundbergforetagen AB, Class B (Financials)	40,970
3,769	Lifco AB, Class B (Industrials)	100,459
24,687	Nibe Industrier AB, Class B (Industrials)	137,852
1,288	Saab AB, Class B (Industrials)	101,621
3,401	Sagax AB, Class B (Real Estate)	80,494
17,517	Sandvik AB (Industrials)	394,272
8,404	Securitas AB, Class B (Industrials)	90,436
26,540	Skandinaviska Enskilda Banken AB, Class A (Financials)	394,479
5,544	Skanska AB, Class B (Industrials)	102,335
6,241	SKF AB, Class B (Industrials)	136,190
3,686	SSAB AB, Class A (Materials)	28,854
10,616	SSAB AB, Class B (Materials)	83,184
9,999	Svenska Cellulosa AB SCA, Class B (Materials)	141,712
24,512	Svenska Handelsbanken AB, Class A (Financials)	293,269
554	Svenska Handelsbanken AB, Class B (Financials)	8,245
3,026	Sweco AB, Class B (Industrials)	32,285
16,678	Swedbank AB, Class A (Financials)	366,523
3,889	Swedish Orphan Biovitrum AB (Health Care)*	95,689
9,250	Tele2 AB, Class B (Communication Services)	77,701
48,711	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	264,705
37,730	Telia Co. AB (Communication Services)	89,954
1,768	Thule Group AB (Consumer Discretionary)(b)	48,098
3,504	Trelleborg AB, Class B (Industrials)	127,360
3,179	Volvo AB, Class A (Industrials)	88,727
24,988	Volvo AB, Class B (Industrials)	688,486
7,945	Volvo Car AB, Class B (Consumer Discretionary)*	28,993

		9,702,851

Switzerland – 3.2%
27,063	ABB Ltd. (Industrials)	1,251,497
8,229	Alcon, Inc. (Health Care)	702,579

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
8,775	Cie Financiere Richemont SA (Consumer Discretionary)	$1,401,130
4,398	DSM-Firmenich AG (Materials)	471,170
553	Geberit AG (Industrials)	322,298
154	Givaudan SA (Materials)	648,320
857	Kuehne + Nagel International AG (Industrials)	289,641
1,241	Lonza Group AG (Health Care)	651,118
33,148	Novartis AG (Health Care)	3,368,820
361	Partners Group Holding AG (Financials)	520,253
331	Schindler Holding AG (Industrials)	84,503
681	Schindler Holding AG Participation Certificates (Industrials)	180,120
2,483	SGS SA (Industrials)	239,121
2,439	Sika AG (Materials)	707,699
1,783	Straumann Holding AG (Health Care)	282,672
471	Swatch Group AG (The) – Bearer (Consumer Discretionary)	111,579
883	Swatch Group AG (The) – Registered (Consumer Discretionary)	40,563
425	Swisscom AG (Communication Services)	243,933
49,584	UBS Group AG (Financials)	1,419,582
2,427	Zurich Insurance Group AG (Financials)	1,295,429

		14,232,027

Taiwan – 4.8%
8,453	Accton Technology Corp. (Information Technology)	138,791
49,017	Acer, Inc. (Information Technology)	70,014
7,212	Advantech Co. Ltd. (Information Technology)	88,982
1,200	Alchip Technologies Ltd. (Information Technology)	157,168
61,689	ASE Technology Holding Co. Ltd. (Information Technology)	271,272
43,014	Asia Cement Corp. (Materials)	55,044
4,978	Asia Vital Components Co. Ltd. (Information Technology)	83,782
504	ASMedia Technology, Inc. (Information Technology)	37,549
502	ASPEED Technology, Inc. (Information Technology)	43,435
11,746	Asustek Computer, Inc. (Information Technology)	169,077
96,683	AUO Corp. (Information Technology)*	53,527
10,927	Catcher Technology Co. Ltd. (Information Technology)	68,100
173,699	Cathay Financial Holding Co. Ltd. (Financials)*	247,557

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
25,299	Chailease Holding Co. Ltd. (Financials)	$139,663
98,467	Chang Hwa Commercial Bank Ltd. (Financials)	55,449
36,203	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	53,773
10,030	Chicony Electronics Co. Ltd. (Information Technology)	59,496
47,819	China Airlines Ltd. (Industrials)	30,256
271,552	China Development Financial Holding Corp. (Financials)*	107,815
203,798	China Steel Corp. (Materials)	158,605
6,740	Chroma ATE, Inc. (Information Technology)	49,682
63,633	Chunghwa Telecom Co. Ltd. (Communication Services)	242,578
66,693	Compal Electronics, Inc. (Information Technology)	77,011
304,367	CTBC Financial Holding Co. Ltd. (Financials)	283,092
32,161	Delta Electronics, Inc. (Information Technology)	299,638
15,090	E Ink Holdings, Inc. (Information Technology)	117,437
251,696	E.Sun Financial Holding Co. Ltd. (Financials)	201,057
3,776	Eclat Textile Co. Ltd. (Consumer Discretionary)	64,507
4,897	Elite Material Co. Ltd. (Information Technology)	76,686
1,028	eMemory Technology, Inc. (Information Technology)	88,134
44,880	Eva Airways Corp. (Industrials)	44,654
16,829	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	88,113
50,064	Far Eastern New Century Corp. (Industrials)	51,633
26,729	Far EasTone Telecommunications Co. Ltd. (Communication Services)	66,549
10,669	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	55,860
181,174	First Financial Holding Co. Ltd. (Financials)	155,327
74,266	Formosa Chemicals & Fibre Corp. (Materials)	134,390
23,218	Formosa Petrochemical Corp. (Energy)	54,575
90,654	Formosa Plastics Corp. (Materials)	205,631
1,547	Formosa Sumco Technology Corp. (Information Technology)	7,659
16,501	Foxconn Technology Co. Ltd. (Information Technology)	25,945
140,987	Fubon Financial Holding Co. Ltd. (Financials)	303,299

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
5,373	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	$34,676
9,023	Gigabyte Technology Co. Ltd. (Information Technology)	98,481
1,461	Global Unichip Corp. (Information Technology)	73,490
3,531	Globalwafers Co. Ltd. (Information Technology)	62,332
5,407	Gold Circuit Electronics Ltd. (Information Technology)	43,961
29,526	Highwealth Construction Corp. (Real Estate)	37,083
4,642	Hiwin Technologies Corp. (Industrials)	35,245
199,860	Hon Hai Precision Industry Co. Ltd. (Information Technology)	651,247
5,357	Hotai Motor Co. Ltd. (Consumer Discretionary)	113,717
166,789	Hua Nan Financial Holdings Co. Ltd. (Financials)	116,084
142,090	Innolux Corp. (Information Technology)*	68,102
52,507	Inventec Corp. (Information Technology)	91,361
1,594	Largan Precision Co. Ltd. (Information Technology)	130,608
37,243	Lite-On Technology Corp. (Information Technology)	129,015
1,497	Lotes Co. Ltd. (Information Technology)	48,543
29,193	Macronix International Co. Ltd. (Information Technology)	26,275
25,183	MediaTek, Inc. (Information Technology)	908,228
180,488	Mega Financial Holding Co. Ltd. (Financials)	220,974
3,650	Merida Industry Co. Ltd. (Consumer Discretionary)	24,076
11,913	Micro-Star International Co. Ltd. (Information Technology)	71,984
1,312	momo.com, Inc. (Consumer Discretionary)	18,450
93,851	Nan Ya Plastics Corp. (Materials)	177,254
3,573	Nan Ya Printed Circuit Board Corp. (Information Technology)	23,907
19,376	Nanya Technology Corp. (Information Technology)	41,254
3,158	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	36,916
9,479	Novatek Microelectronics Corp. (Information Technology)	180,227
5,171	Oneness Biotech Co. Ltd. (Health Care)	28,874
32,423	Pegatron Corp. (Information Technology)	87,700
4,150	PharmaEssentia Corp. (Health Care)*	43,129

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,772	Phison Electronics Corp. (Information Technology)	$55,073
4,713	Polaris Group (Health Care)*	10,527
38,490	Pou Chen Corp. (Consumer Discretionary)	37,139
50,485	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	44,081
11,115	Powertech Technology, Inc. (Information Technology)	54,855
9,203	President Chain Store Corp. (Consumer Staples)	78,464
39,541	Quanta Computer, Inc. (Information Technology)	290,214
7,600	Realtek Semiconductor Corp. (Information Technology)	136,807
29,559	Ruentex Development Co. Ltd. (Real Estate)*	33,992
11,815	Ruentex Industries Ltd. (Consumer Discretionary)*	22,128
76,072	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	108,298
223,280	Shin Kong Financial Holding Co. Ltd. (Financials)*	58,558
8,890	Sino-American Silicon Products, Inc. (Information Technology)	52,171
180,442	SinoPac Financial Holdings Co. Ltd. (Financials)	114,740
21,118	Synnex Technology International Corp. (Information Technology)	51,977
31,688	TA Chen Stainless Pipe (Materials)	35,989
217,987	Taishin Financial Holding Co. Ltd. (Financials)	119,995
103,786	Taiwan Business Bank (Financials)	45,967
103,877	Taiwan Cement Corp. (Materials)	105,489
178,047	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	146,169
11,241	Taiwan Fertilizer Co. Ltd. (Materials)	23,684
34,803	Taiwan High Speed Rail Corp. (Industrials)	33,251
28,867	Taiwan Mobile Co. Ltd. (Communication Services)	90,411
397,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	8,666,066
34,112	Tatung Co. Ltd. (Industrials)*	56,009
29,120	Teco Electric and Machinery Co. Ltd. (Industrials)	45,325
8,208	Tripod Technology Corp. (Information Technology)	54,011

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
21,845	Unimicron Technology Corp. (Information Technology)	$124,051
79,234	Uni-President Enterprises Corp. (Consumer Staples)	192,260
193,171	United Microelectronics Corp. (Information Technology)	298,531
15,000	Vanguard International Semiconductor Corp. (Information Technology)	34,262
1,537	VisEra Technologies Co. Ltd. (Information Technology)	14,928
1,183	Voltronic Power Technology Corp. (Industrials)	60,068
46,798	Walsin Lihwa Corp. (Industrials)	54,779
6,392	Walsin Technology Corp. (Information Technology)	22,648
23,482	Wan Hai Lines Ltd. (Industrials)	37,441
5,857	Win Semiconductors Corp. (Information Technology)	28,164
47,197	Winbond Electronics Corp. (Information Technology)	41,733
45,138	Wistron Corp. (Information Technology)	164,933
1,564	Wiwynn Corp. (Information Technology)	115,286
26,300	WPG Holdings Ltd. (Information Technology)	77,212
9,109	WT Microelectronics Co. Ltd. (Information Technology)	49,422
6,516	Yageo Corp. (Information Technology)	115,026
29,223	Yang Ming Marine Transport Corp. (Industrials)	46,086
185,037	Yuanta Financial Holding Co. Ltd. (Financials)	160,688
5,902	Yulon Finance Corp. (Financials)	30,901
10,135	Yulon Motor Co. Ltd. (Consumer Discretionary)	22,669
10,661	Zhen Ding Technology Holding Ltd. (Information Technology)	33,896

		20,702,379

Thailand – 0.5%
18,044	Advanced Info Service PCL, NVDR (Communication Services)	101,125
71,744	Airports of Thailand PCL, NVDR (Industrials)	127,025
125,717	Asset World Corp. PCL, NVDR (Consumer Discretionary)	13,530
16,070	B Grimm Power PCL, NVDR (Utilities)	11,538
17,120	Bangkok Bank PCL, NVDR (Financials)	68,260
114,711	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	91,155

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
130,391	Bangkok Expressway & Metro PCL, NVDR (Industrials)	$29,267
4,100	Bangkok Life Assurance PCL, NVDR (Financials)	2,046
65,762	Banpu PCL, NVDR (Energy)	10,268
16,099	Berli Jucker PCL, NVDR (Consumer Staples)	10,863
130,482	BTS Group Holdings PCL, NVDR (Industrials)	18,737
8,640	Bumrungrad Hospital PCL, NVDR (Health Care)	53,962
5,044	Carabao Group PCL, NVDR (Consumer Staples)	9,774
27,872	Central Pattana PCL, NVDR (Real Estate)	50,320
8,895	Central Plaza Hotel PCL, NVDR (Consumer Discretionary)*	10,665
52,320	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	50,693
64,734	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	34,113
13,366	Com7 PCL, NVDR (Consumer Discretionary)	7,714
90,717	CP ALL PCL, NVDR (Consumer Staples)	145,441
22,501	CP Axtra PCL, NVDR (Consumer Staples)	20,860
5,856	Delta Electronics Thailand PCL, NVDR (Information Technology)*	11,634
3,809	Electricity Generating PCL, NVDR (Utilities)	12,479
26,226	Energy Absolute PCL, NVDR (Utilities)	25,776
10,972	Global Power Synergy PCL, NVDR (Utilities)	15,602
79,569	Gulf Energy Development PCL, NVDR (Utilities)	95,399
80,546	Home Product Center PCL, NVDR (Consumer Discretionary)	25,153
28,601	Indorama Ventures PCL, NVDR (Materials)	18,581
15,245	Intouch Holdings PCL, NVDR (Communication Services)	28,798
166,800	IRPC PCL, NVDR (Energy)	9,069
9,969	JMT Network Services PCL, NVDR (Financials)	6,226
24,720	Kasikornbank PCL, NVDR (Financials)	84,778
9,955	KCE Electronics PCL, NVDR (Information Technology)	10,478
79,142	Krung Thai Bank PCL, NVDR (Financials)	35,527
15,530	Krungthai Card PCL, NVDR (Financials)	18,511

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
89,335	Land & Houses PCL, NVDR (Real Estate)	$18,931
56,099	Minor International PCL, NVDR (Consumer Discretionary)	49,662
10,839	Muangthai Capital PCL, NVDR (Financials)	13,826
19,867	Ngern Tid Lor PCL, NVDR (Financials)	12,464
27,834	Osotspa PCL, NVDR (Consumer Staples)	15,754
23,069	PTT Exploration & Production PCL, NVDR (Energy)	97,126
31,795	PTT Global Chemical PCL, NVDR (Materials)	33,688
46,261	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	23,347
163,158	PTT PCL, NVDR (Energy)	155,811
10,022	Ratch Group PCL, NVDR (Utilities)	8,104
17,701	SCB X PCL, NVDR (Financials)	55,524
20,034	SCG Packaging PCL, NVDR (Materials)	15,641
6,783	Siam Cement PCL (The), NVDR (Materials)	50,875
27,207	Siam Global House PCL, NVDR (Consumer Discretionary)	12,896
12,178	Srisawad Corp. PCL, NVDR (Financials)	12,903
144,018	Thai Beverage PCL (Consumer Staples)	54,090
39,177	Thai Life Insurance PCL, NVDR (Financials)	9,831
19,036	Thai Oil PCL, NVDR (Energy)	29,723
38,188	Thai Union Group PCL, NVDR (Consumer Staples)	15,333
7,975	Tisco Financial Group PCL, NVDR (Financials)	22,347
662,501	TMBThanachart Bank PCL, NVDR (Financials)	33,989
7,976	TOA Paint Thailand PCL, NVDR (Materials)	4,448
168,898	True Corp. PCL, NVDR (Communication Services)*	33,200
136,748	WHA Corp. PCL, NVDR (Real Estate)	17,539

		2,062,419

Turkey – 0.3%
1,426	AG Anadolu Grubu Holding AS (Industrials)	11,670
10,358	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	4,446
45,536	Akbank TAS (Financials)	60,647

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
613	Akcansa Cimento AS (Materials)	$3,083
4,866	Akfen Yenilenebilir Enerji AS (Utilities)*	4,252
1,775	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	6,049
3,939	Aksa Enerji Uretim AS (Utilities)	4,752
2,284	Alarko Holding AS (Industrials)	9,701
1,126	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	3,820
2,706	Anadolu Anonim Turk Sigorta Sirketi (Financials)*	5,937
3,066	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	15,291
1,011	Anadolu Hayat Emeklilik AS (Financials)	1,563
717	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	1,673
1,541	Arcelik AS (Consumer Discretionary)	8,342
19,688	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	37,838
3,300	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	12,822
1,747	Aydem Yenilenebilir Enerji AS (Utilities)*	1,623
829	Aygaz AS (Utilities)	4,076
1,680	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	1,210
6,709	Bera Holding AS (Industrials)	4,345
1,129	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS (Industrials)*	1,689
6,895	BIM Birlesik Magazalar AS (Consumer Staples)	85,746
428	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	9,775
62	Borusan Yatirim ve Pazarlama AS (Financials)	8,584
74	Bosch Fren Sistemleri Sanayi ve Ticaret AS (Consumer Discretionary)	3,026
612	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	2,509
6,083	Can2 Termik AS (Utilities)*	3,521
39	Celebi Hava Servisi AS (Industrials)	1,701
6,651	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	7,456
1,229	Coca-Cola Icecek AS (Consumer Staples)	25,470

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
451	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	$4,467
601	DAP Gayrimenkul Gelistirme AS (Real Estate)*	674
559	Deva Holding AS (Health Care)	1,392
14,592	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	6,333
688	Dogu Aras Enerji Yatirimlari AS (Utilities)	1,493
1,185	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	10,144
304	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	2,602
17	EGE Endustri VE Ticaret AS (Consumer Discretionary)	9,456
2,022	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	3,478
30,244	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	10,753
3,711	Enerjisa Enerji AS (Utilities)(b)	7,417
609	Enerya Enerji AS (Utilities)*	2,887
8,329	Enka Insaat ve Sanayi AS (Industrials)	10,085
27,872	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	40,639
943	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	5,259
1,043	Ford Otomotiv Sanayi AS (Consumer Discretionary)	33,976
1,264	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	2,911
1,839	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	4,565
1,222	Gubre Fabrikalari TAS (Materials)*	7,852
17,240	Haci Omer Sabanci Holding AS (Financials)	43,901
18,887	Hektas Ticaret TAS (Materials)*	11,555
585	Investco Holding AS (Financials)*	7,083
6,164	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	3,418
8,075	Is Yatirim Menkul Degerler AS (Financials)	9,617
2,154	Izdemir Enerji Elektrik Uretim AS (Utilities)*	2,194
7,284	Izmir Demir Celik Sanayi AS (Materials)*	1,556
291	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,794

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
1,707	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)*	$4,319
2,953	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	2,128
1,529	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	1,037
11,204	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)	9,639
1,655	Kayseri Seker Fabrikasi AS (Consumer Staples)	1,893
3,828	Kiler Holding AS (Industrials)*	7,602
1,030	Kimteks Poliuretan Sanayi VE Ticaret AS (Materials)	2,210
11,212	KOC Holding AS (Industrials)	60,406
2,452	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	4,630
1,317	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	12,107
12	Konya Cimento Sanayii AS (Materials)*	3,806
883	Kordsa Teknik Tekstil AS (Consumer Discretionary)	2,717
15,096	Koza Altin Isletmeleri AS (Materials)	11,073
2,588	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,232
1,043	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	3,588
4,475	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)	2,251
2,250	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	10,227
3,770	MIA Teknoloji AS (Information Technology)*	9,455
1,538	Migros Ticaret AS (Consumer Staples)	24,299
1,077	MLP Saglik Hizmetleri AS (Health Care)*(b)	5,899
406	Nuh Cimento Sanayi AS (Materials)	4,279
17,407	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	5,626
515	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	8,347
4,876	Oyak Cimento Fabrikalari AS (Materials)*	11,081
727	Pegasus Hava Tasimaciligi AS (Industrials)*	19,968
978	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	650
19,510	Petkim Petrokimya Holding AS (Materials)*	15,123

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
12	Politeknik Metal Sanayi ve Ticaret AS (Materials)	$9,411
12,423	Qua Granite Hayal (Industrials)*	1,719
6,374	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	6,933
22,482	Sasa Polyester Sanayi AS (Materials)*	28,488
191	SDT Uzay VE Savunma Teknolojileri AS (Industrials)	2,362
1,455	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	2,803
2,360	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	4,917
4,315	Sok Marketler Ticaret AS (Consumer Staples)	9,260
2,787	TAV Havalimanlari Holding AS (Industrials)*	15,578
2,891	Tekfen Holding AS (Industrials)	4,350
1,930	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	16,537
3,296	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,951
11,646	Turk Hava Yollari AO (Industrials)*	105,102
7,323	Turk Telekomunikasyon AS (Communication Services)*	7,529
393	Turk Traktor ve Ziraat Makineleri AS (Industrials)	10,952
19,869	Turkcell Iletisim Hizmetleri AS (Communication Services)	42,609
9,606	Turkiye Halk Bankasi AS (Financials)*	4,455
136,554	Turkiye Is Bankasi AS, Class C (Financials)	48,551
14,986	Turkiye Petrol Rafinerileri AS (Energy)	77,667
3,210	Turkiye Sigorta AS (Financials)	5,162
16,957	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	4,497
25,080	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	41,091
2,250	Ulker Biskuvi Sanayi AS (Consumer Staples)*	7,654
232	Verusa Holding AS (Financials)	1,984
4,865	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	3,403
2,058	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	5,475
54,854	Yapi ve Kredi Bankasi AS (Financials)	40,587
2,564	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)	1,252

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
515	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	$4,005
13,863	Ziraat Gayrimenkul Yatirim Ortakligi AS (Real Estate)	3,086
22,136	Zorlu Enerji Elektrik Uretim AS (Utilities)*	3,999

		1,374,079

United Arab Emirates – 0.6%
48,771	Abu Dhabi Commercial Bank PJSC (Financials)	113,798
24,321	Abu Dhabi Islamic Bank PJSC (Financials)	74,428
50,249	Abu Dhabi National Energy Co. PJSC (Utilities)	41,727
48,131	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	45,865
29,461	ADNOC Drilling Co. PJSC (Energy)	29,518
128,484	Adnoc Gas PLC (Energy)	110,192
61,151	Aldar Properties PJSC (Real Estate)	92,070
23,202	Alpha Dhabi Holding PJSC (Industrials)*	101,831
50,321	Borouge PLC (Materials)	32,608
150,661	Dubai Electricity & Water Authority PJSC (Utilities)	98,857
48,485	Dubai Islamic Bank PJSC (Financials)	85,013
103,974	Emaar Properties PJSC (Real Estate)	229,864
41,145	Emirates NBD Bank PJSC (Financials)	205,003
58,235	Emirates Telecommunications Group Co. PJSC (Communication Services)	286,981
73,976	First Abu Dhabi Bank PJSC (Financials)	274,724
5,993	International Holding Co. PJSC (Industrials)*	652,672
62,565	Multiply Group PJSC (Industrials)*	38,668

		2,513,819

United Kingdom – 6.8%
15,785	3i Group PLC (Financials)	492,792
3,195	Admiral Group PLC (Financials)	107,747
4,973	Allfunds Group PLC (Financials)	35,303
7,324	Ashtead Group PLC (Industrials)	526,224
5,790	Associated British Foods PLC (Consumer Staples)	166,476
24,840	AstraZeneca PLC (Health Care)	3,136,796
15,254	Auto Trader Group PLC (Communication Services)(b)	142,864
45,799	Aviva PLC (Financials)	258,557

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
15,601	B&M European Value Retail SA (Consumer Discretionary)	$103,764
51,031	BAE Systems PLC (Industrials)	801,732
254,470	Barclays PLC (Financials)	529,384
16,284	Barratt Developments PLC (Consumer Discretionary)	96,092
1,750	Berkeley Group Holdings PLC (Consumer Discretionary)	102,780
261,297	BP PLC (Energy)	1,522,742
34,319	British American Tobacco PLC (Consumer Staples)	1,018,008
105,497	BT Group PLC (Communication Services)	139,387
5,623	Bunzl PLC (Industrials)	224,267
6,195	Burberry Group PLC (Consumer Discretionary)	100,697
93,546	Centrica PLC (Utilities)	148,920
44,452	CK Hutchison Holdings Ltd. (Industrials)	225,701
3,396	Coca-Cola Europacific Partners PLC (Consumer Staples)	233,067
29,009	Compass Group PLC (Consumer Discretionary)	796,281
27,614	ConvaTec Group PLC (Health Care)(b)	85,999
2,333	Croda International PLC (Materials)	140,651
1,653	DCC PLC (Industrials)	117,429
37,594	Diageo PLC (Consumer Staples)	1,408,566
22,333	DS Smith PLC (Materials)	90,994
10,682	Entain PLC (Consumer Discretionary)	123,366
6,315	Halma PLC (Information Technology)	183,888
5,916	Hargreaves Lansdown PLC (Financials)	54,509
320,593	HSBC Holdings PLC (Financials)	2,492,009
14,457	Imperial Brands PLC (Consumer Staples)	311,709
23,433	Informa PLC (Communication Services)	240,156
2,681	InterContinental Hotels Group PLC (Consumer Discretionary)	284,194
4,840	Intermediate Capital Group PLC (Financials)	117,886
30,977	International Consolidated Airlines Group SA ADR (Industrials)*	114,305
2,693	Intertek Group PLC (Industrials)	157,449
29,401	J Sainsbury PLC (Consumer Staples)	92,828
41,804	JD Sports Fashion PLC (Consumer Discretionary)	62,346
31,742	Kingfisher PLC (Consumer Discretionary)	94,157

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
11,487	Land Securities Group PLC REIT (Real Estate)	$90,031
99,370	Legal & General Group PLC (Financials)	304,315
1,076,334	Lloyds Banking Group PLC (Financials)	634,055
6,975	London Stock Exchange Group PLC (Financials)	783,132
37,313	M&G PLC (Financials)	106,056
22,391	Melrose Industries PLC (Industrials)	179,854
61,614	National Grid PLC (Utilities)	808,614
91,703	NatWest Group PLC (Financials)	277,355
2,003	Next PLC (Consumer Discretionary)	210,652
9,867	Ocado Group PLC (Consumer Staples)*	63,829
11,972	Pearson PLC (Consumer Discretionary)	145,473
5,346	Persimmon PLC (Consumer Discretionary)	92,206
12,520	Phoenix Group Holdings PLC (Financials)	78,758
11,971	Reckitt Benckiser Group PLC (Consumer Staples)	756,833
31,603	RELX PLC (Industrials)	1,383,578
41,955	Rentokil Initial PLC (Industrials)	232,610
13,616	Rightmove PLC (Communication Services)	97,589
140,885	Rolls-Royce Holdings PLC (Industrials)*	657,783
17,076	Sage Group PLC (The) (Information Technology)	268,816
14,729	Schroders PLC (Financials)	73,278
19,458	Segro PLC REIT (Real Estate)	208,082
4,416	Severn Trent PLC (Utilities)	139,651
14,619	Smith & Nephew PLC (Health Care)	192,413
5,859	Smiths Group PLC (Industrials)	119,174
1,230	Spirax-Sarco Engineering PLC (Industrials)	160,646
18,242	SSE PLC (Utilities)	375,088
9,160	St James’s Place PLC (Financials)	58,282
39,355	Standard Chartered PLC (Financials)	332,346
59,070	Taylor Wimpey PLC (Consumer Discretionary)	103,002
119,427	Tesco PLC (Consumer Staples)	421,181
41,724	Unilever PLC (Consumer Staples)	2,040,693
11,415	United Utilities Group PLC (Utilities)	148,004
407,772	Vodafone Group PLC (Communication Services)	356,529

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
4,342	Weir Group PLC (The) (Industrials)	$100,676
3,250	Whitbread PLC (Consumer Discretionary)	135,789
9,809	Wise PLC, Class A (Financials)*	113,880
17,965	WPP PLC (Communication Services)	160,710

		29,492,985

United States – 4.8%
549	BRP, Inc. (Consumer Discretionary)	36,259
8,030	CSL Ltd. (Health Care)	1,496,673
675	CyberArk Software Ltd. (Information Technology)*	178,038
15,383	Experian PLC (Industrials)	658,678
7,886	Ferrovial SE (Industrials)	295,698
68,511	GSK PLC (Health Care)	1,442,593
85,102	Haleon PLC (Consumer Staples)	356,805
8,578	Holcim AG (Materials)*	702,372
1,362	ICON PLC (Health Care)*	436,684
1,201	Inmode Ltd. (Health Care)*	26,422
7,368	James Hardie Industries PLC CDI (Materials)*	291,459
11,274	JBS SA (Consumer Staples)	52,324
439	Monday.com Ltd. (Information Technology)*	97,901
44,210	Nestle SA (Consumer Staples)	4,607,018
1,270	Parade Technologies Ltd. (Information Technology)	40,780
11,647	Roche Holding AG (Health Care)	3,067,993
480	Roche Holding AG (Health Care)	133,771
18,508	Sanofi SA (Health Care)	1,760,300
9,012	Schneider Electric SE (Industrials)	2,046,041
36,473	Stellantis NV (Consumer Discretionary)	952,591
4,834	Swiss Re AG (Financials)	585,207
7,800	Tenaris SA (Energy)	138,598
4,298	Waste Connections, Inc. (Industrials)	715,578

		20,119,783

Zambia – 0.0%
9,375	First Quantum Minerals Ltd. (Materials)	88,818

TOTAL COMMON STOCKS (Cost $318,577,469)		428,138,622

Shares	Description	Rate	Value

Preferred Stocks – 0.9%

Brazil – 0.4%
86,922	Banco Bradesco SA (Financials)	8.10%	$240,544
2,976	Braskem SA (Materials)*	0.00	12,602
4,068	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.12	39,226
24,077	Cia Energetica de Minas Gerais (Utilities)	10.78	58,004
17,301	Companhia Paranaense de Energia (Utilities)	3.27	35,587
19,146	Gerdau SA (Materials)	7.44	82,847
81,064	Itau Unibanco Holding SA (Financials)	7.02	553,734
90,501	Itausa SA (Financials)	8.36	187,608
76,450	Petroleo Brasileiro SA (Energy)	7.91	617,613
18,902	Raizen SA (Energy)	7.53	13,467

			1,841,232

Chile – 0.0%
2,303	Sociedad Quimica y Minera de Chile SA, Class B (Industrials)	8.66	114,315

Colombia – 0.0%
7,569	Bancolombia SA (Financials)	11.02	61,838

Germany – 0.3%
984	Bayerische Motoren Werke AG (Consumer Discretionary)	8.33	107,868
1,906	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	1.16	178,083
2,759	Henkel AG & Co. KGaA (Consumer Staples)	2.66	207,682
2,563	Porsche Automobil Holding SE (Consumer Discretionary)	5.18	136,958
412	Sartorius AG (Health Care)	0.41	155,957

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – (continued)
3,065	Volkswagen AG (Consumer Discretionary)	7.00%	$415,726

			1,202,274

South Korea – 0.2%
42	Doosan Co. Ltd. (Industrials)*	0.00	1,599
576	Hyundai Motor Co. (Consumer Discretionary)	21.25	69,513
363	Hyundai Motor Co. (Consumer Discretionary)	21.27	43,480
129	LG Chem Ltd. (Materials)	1.18	29,063
270	LG Electronics, Inc. (Consumer Discretionary)	1.94	8,901
13,758	Samsung Electronics Co. Ltd. (Information Technology)	2.30	657,111
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)*	0.00	8,542
22	Samsung SDI Co. Ltd. (Information Technology)	0.46	3,792

			822,001

Spain – 0.0%
4,377	Grifols SA, Class B (Health Care)*	0.00	24,322

TOTAL PREFERRED STOCKS (Cost $3,745,399)			4,065,982

Shares	Description		Value

Exchange-Traded Fund – 0.3%

United States – 0.3%
73,330	iShares MSCI Malaysia ETF
(Cost $1,569,326)			1,593,461

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		08/28	—

Shares	Dividend Rate	Value

Investment Company – 0.4%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,535,904	5.195%	$1,535,904
(Cost $1,535,904)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $325,428,098)		435,333,969

Securities Lending Reinvestment Vehicle – 0.4%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,593,976	5.219%	1,593,976
(Cost $1,593,976)

TOTAL INVESTMENTS – 100.3% (Cost $327,022,074)		$436,927,945

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,250,794)

NET ASSETS – 100.0%		$435,677,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Sector Name	% of Market Value

Financials	20.7%
Industrials	14.4
Information Technology	12.9
Consumer Discretionary	11.6
Health Care	9.0
Consumer Staples	7.5
Materials	7.0
Energy	5.5
Communication Services	5.3
Utilities	3.0
Real Estate	2.0
Exchange-Traded Fund	0.3
Investment Company	0.4
Securities Lending Reinvestment Vehicle	0.4

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	8	03/15/24	$915,160	$26,844
MSCI Emerging Markets Index	8	03/15/24	406,720	6,428

Total Futures Contracts				$33,272

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 8.5%
199,519	Alphabet, Inc., Class A*	$27,625,401
166,303	Alphabet, Inc., Class C*	23,245,833
240,943	AT&T, Inc.	4,079,165
3,353	Charter Communications, Inc., Class A*	985,547
134,111	Comcast Corp., Class A	5,746,656
9,122	Electronic Arts, Inc.	1,272,337
2,577	Endeavor Group Holdings, Inc., Class A	61,977
8,395	Fox Corp., Class A	250,087
4,360	Fox Corp., Class B	119,377
7,383	Frontier Communications Parent, Inc.*	174,829
2,489	IAC, Inc.*	141,375
12,943	Interpublic Group of Cos., Inc. (The)	406,410
3,848	Iridium Communications, Inc.	111,400
558	Liberty Broadband Corp., Class A*	33,564
3,888	Liberty Broadband Corp., Class C*	233,980
768	Liberty Media Corp.-Liberty Formula One, Class A*	50,342
6,510	Liberty Media Corp.-Liberty Formula One, Class C*	473,668
4,977	Liberty Media Corp.-Liberty SiriusXM*	144,233
2,479	Liberty Media Corp.-Liberty SiriusXM, Class A*	72,238
4,919	Live Nation Entertainment, Inc.*	477,045
9,350	Match Group, Inc.*	336,974
73,950	Meta Platforms, Inc., Class A	36,245,113
14,571	Netflix, Inc.*	8,785,147
5,171	New York Times Co. (The), Class A	228,972
12,833	News Corp., Class A	344,951
3,543	News Corp., Class B	99,169
1,123	Nexstar Media Group, Inc.	186,609
6,602	Omnicom Group, Inc.	583,551
16,417	Paramount Global, Class B	181,244
19,543	Pinterest, Inc., Class A*	717,228
15,663	ROBLOX Corp., Class A*	624,954
4,148	Roku, Inc.*	262,071
21,485	Sirius XM Holdings, Inc.(a)	94,964
34,181	Snap, Inc., Class A*	376,675
4,535	Spotify Technology SA*	1,162,819
5,653	Take-Two Interactive Software, Inc.*	830,595
1,825	TKO Group Holdings, Inc.	152,807
15,335	T-Mobile US, Inc.	2,504,205
14,870	Trade Desk, Inc. (The), Class A*	1,270,344
141,733	Verizon Communications, Inc.	5,672,155
61,606	Walt Disney Co. (The)	6,873,997
75,251	Warner Bros Discovery, Inc.*	661,456
4,202	Warner Music Group Corp., Class A	146,776
9,555	ZoomInfo Technologies, Inc.*	160,142

		134,208,382

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – 10.8%
12,073	ADT, Inc.	$87,650
1,994	Advance Auto Parts, Inc.	134,675
14,122	Airbnb, Inc., Class A*	2,223,791
302,224	Amazon.com, Inc.*	53,421,114
9,507	Aptiv PLC*	755,711
8,343	Aramark	253,043
692	Asbury Automotive Group, Inc.*	144,510
2,574	Autoliv, Inc. (Sweden)	298,661
962	AutoNation, Inc.*	144,108
584	AutoZone, Inc.*	1,755,516
7,668	Bath & Body Works, Inc.	350,428
6,553	Best Buy Co., Inc.	530,007
1,176	Booking Holdings, Inc.*	4,079,344
7,856	BorgWarner, Inc.	244,557
2,428	Boyd Gaming Corp.	160,564
1,931	Bright Horizons Family Solutions, Inc.*	221,795
2,346	Brunswick Corp.	205,040
2,184	Burlington Stores, Inc.*	447,938
6,938	Caesars Entertainment, Inc.*	301,595
3,828	Capri Holdings Ltd.*	176,586
5,321	CarMax, Inc.*	420,359
33,560	Carnival Corp.*	532,262
2,841	Carvana Co.*	215,717
3,962	Chewy, Inc., Class A*	69,890
924	Chipotle Mexican Grill, Inc.*	2,484,423
1,049	Choice Hotels International, Inc.	117,425
2,258	Churchill Downs, Inc.	275,182
1,179	Columbia Sportswear Co.	97,491
36,810	Coupang, Inc. (South Korea)*	681,721
2,046	Crocs, Inc.*	250,123
10,162	D.R. Horton, Inc.	1,518,609
4,062	Darden Restaurants, Inc.	693,424
873	Deckers Outdoor Corp.*	781,850
2,018	Dick’s Sporting Goods, Inc.	358,982
277	Dillard’s, Inc., Class A	114,880
1,185	Domino’s Pizza, Inc.	531,295
10,309	DoorDash, Inc., Class A*	1,284,192
14,322	DraftKings, Inc., Class A*	620,429
1,048	Duolingo, Inc.*	250,472
1,371	Dutch Bros, Inc., Class A*	39,937
17,995	eBay, Inc.	850,804
4,104	Etsy, Inc.*	294,216
4,513	Expedia Group, Inc.*	617,469
1,835	Five Below, Inc.*	368,248
3,523	Floor & Decor Holdings, Inc., Class A*	426,706
132,274	Ford Motor Co.	1,645,489
8,949	GameStop Corp., Class A*(a)	127,702
6,633	Gap, Inc. (The)	125,629
5,133	Garmin Ltd.	705,018
46,728	General Motors Co.	1,914,913
7,855	Gentex Corp.	286,943
4,638	Genuine Parts Co.	692,268
4,820	H&R Block, Inc.	235,939
4,819	Harley-Davidson, Inc.	174,785
4,312	Hasbro, Inc.	216,850
8,486	Hilton Worldwide Holdings, Inc.	1,733,860

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
33,710	Home Depot, Inc. (The)	$12,830,363
1,444	Hyatt Hotels Corp., Class A	221,784
3,510	International Game Technology PLC	95,367
11,010	Las Vegas Sands Corp.	600,265
1,987	Lear Corp.	272,914
4,419	Leggett & Platt, Inc.	90,236
8,332	Lennar Corp., Class A	1,320,705
358	Lennar Corp., Class B	52,759
3,251	Levi Strauss & Co., Class A	59,071
3,045	Light & Wonder, Inc.*	306,053
906	Lithia Motors, Inc.	270,948
8,545	LKQ Corp.	446,818
19,744	Lowe’s Cos., Inc.	4,751,788
28,201	Lucid Group, Inc.*(a)	93,063
3,739	Lululemon Athletica, Inc.*	1,746,450
9,112	Macy’s, Inc.	158,913
8,780	Marriott International, Inc., Class A	2,193,859
11,842	Mattel, Inc.*	233,287
24,577	McDonald’s Corp.	7,183,366
1,502	MercadoLibre, Inc. (Brazil)*	2,396,141
1,206	Meritage Homes Corp.	190,138
9,038	MGM Resorts International*	391,165
2,989	Mobileye Global, Inc., Class A (Israel)*	76,130
1,766	Mohawk Industries, Inc.*	209,483
655	Murphy USA, Inc.	273,142
13,056	Newell Brands, Inc.	97,920
41,101	NIKE, Inc., Class B	4,271,627
14,055	Norwegian Cruise Line Holdings Ltd.*	272,526
103	NVR, Inc.*	785,434
2,027	O’Reilly Automotive, Inc.*	2,204,200
5,009	Penn Entertainment, Inc.*	91,665
618	Penske Automotive Group, Inc.	94,863
2,779	Planet Fitness, Inc., Class A*	172,437
1,804	Polaris, Inc.	167,249
1,278	Pool Corp.	508,797
7,343	PulteGroup, Inc.	795,834
2,027	PVH Corp.	277,030
1,329	Ralph Lauren Corp.	247,088
503	RH*	138,023
22,606	Rivian Automotive, Inc., Class A*	255,900
11,260	Ross Stores, Inc.	1,677,290
7,437	Royal Caribbean Cruises Ltd.*	917,354
4,947	Service Corp. International	362,071
1,661	SharkNinja, Inc.	89,694
1,429	Signet Jewelers Ltd.	145,415
4,479	Skechers USA, Inc., Class A*	276,847
37,901	Starbucks Corp.	3,596,805
7,648	Tapestry, Inc.	363,509
5,626	Tempur Sealy International, Inc.	306,448
92,266	Tesla, Inc.*	18,626,660
2,249	Texas Roadhouse, Inc.	335,933
1,714	Thor Industries, Inc.	219,701
38,717	TJX Cos., Inc. (The)	3,838,403

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,492	Toll Brothers, Inc.	$400,323
1,063	TopBuild Corp.*	427,730
3,686	Tractor Supply Co.	937,424
1,638	Ulta Beauty, Inc.*	898,541
1,286	Vail Resorts, Inc.	296,179
4,384	Valvoline, Inc.*	186,934
12,411	VF Corp.	202,796
2,945	Wayfair, Inc., Class A*	175,522
6,501	Wendy’s Co. (The)	117,733
1,801	Whirlpool Corp.	193,409
2,026	Williams-Sonoma, Inc.	477,184
986	Wingstop, Inc.	346,135
2,739	Wyndham Hotels & Resorts, Inc.	209,670
3,256	Wynn Resorts Ltd.	342,531
13,622	Yum China Holdings, Inc. (China)	584,248
9,437	Yum! Brands, Inc.	1,306,270

		172,395,695

Consumer Staples – 5.8%
13,987	Albertsons Cos., Inc., Class A	283,656
60,150	Altria Group, Inc.	2,460,736
17,971	Archer-Daniels-Midland Co.	954,440
4,423	BellRing Brands, Inc.*	251,890
4,488	BJ’s Wholesale Club Holdings, Inc.*	327,803
316	Boston Beer Co., Inc. (The), Class A*	97,372
1,646	Brown-Forman Corp., Class A	98,661
10,303	Brown-Forman Corp., Class B	620,550
5,032	Bunge Global SA	474,870
6,437	Campbell Soup Co.	274,474
1,252	Casey’s General Stores, Inc.	381,221
3,843	Celsius Holdings, Inc.*	313,666
8,222	Church & Dwight Co., Inc.	823,187
4,165	Clorox Co. (The)	638,536
130,636	Coca-Cola Co. (The)	7,840,773
159	Coca-Cola Consolidated, Inc.	133,687
27,953	Colgate-Palmolive Co.	2,418,494
16,006	Conagra Brands, Inc.	449,448
5,299	Constellation Brands, Inc., Class A	1,316,907
14,851	Costco Wholesale Corp.	11,047,510
12,027	Coty, Inc., Class A*	151,059
5,305	Darling Ingredients, Inc.*	224,455
7,350	Dollar General Corp.	1,068,028
7,000	Dollar Tree, Inc.*	1,026,760
1,729	elf Beauty, Inc.*	360,548
7,215	Estee Lauder Cos., Inc. (The), Class A	1,072,005
6,557	Flowers Foods, Inc.	147,008
19,152	General Mills, Inc.	1,229,175
4,953	Hershey Co. (The)	930,768
9,737	Hormel Foods Corp.	343,911
2,220	Ingredion, Inc.	261,139
608	Inter Parfums, Inc.	89,206
3,323	J M Smucker Co. (The)	399,325
8,726	Kellanova	481,239
58,420	Kenvue, Inc.	1,109,980

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
30,494	Keurig Dr Pepper, Inc.	$912,076
11,345	Kimberly-Clark Corp.	1,374,674
26,569	Kraft Heinz Co. (The)	937,354
23,902	Kroger Co. (The)	1,185,778
4,803	Lamb Weston Holdings, Inc.	490,915
650	Lancaster Colony Corp.	134,498
4,583	Maplebear, Inc.*	149,131
8,466	McCormick & Co., Inc.	582,969
5,885	Molson Coors Beverage Co., Class B	367,342
45,786	Mondelez International, Inc., Class A	3,345,583
17,113	Monster Beverage Corp.*	1,011,378
46,226	PepsiCo, Inc.	7,643,007
5,113	Performance Food Group Co.*	392,525
52,272	Philip Morris International, Inc.	4,702,389
1,339	Pilgrim’s Pride Corp.*	42,634
1,656	Post Holdings, Inc.*	172,489
79,076	Procter & Gamble Co. (The)	12,568,339
1,829	Reynolds Consumer Products, Inc.	53,955
17,062	Sysco Corp.	1,381,510
15,535	Target Corp.	2,375,612
9,475	Tyson Foods, Inc., Class A	513,924
7,677	US Foods Holding Corp.*	389,915
24,011	Walgreens Boots Alliance, Inc.	510,474
142,992	Walmart, Inc.	8,380,761

		89,721,719

Energy – 3.8%
11,345	Antero Midstream Corp.	152,023
9,330	Antero Resources Corp.*	239,781
10,350	APA Corp.	308,326
34,101	Baker Hughes Co.	1,009,049
6,612	ChampionX Corp.	205,369
8,101	Cheniere Energy, Inc.	1,257,275
3,753	Chesapeake Energy Corp.	310,673
57,719	Chevron Corp.	8,773,865
1,354	Chord Energy Corp.	219,957
2,744	Civitas Resources, Inc.	188,458
40,773	ConocoPhillips	4,588,593
25,118	Coterra Energy, Inc.	647,542
21,466	Devon Energy Corp.	945,792
5,736	Diamondback Energy, Inc.	1,046,935
3,273	DT Midstream, Inc.	188,623
8,323	EnLink Midstream LLC*	102,623
19,669	EOG Resources, Inc.	2,251,314
13,812	EQT Corp.	513,116
134,458	Exxon Mobil Corp.	14,053,550
30,309	Halliburton Co.	1,062,937
9,337	Hess Corp.	1,360,868
1,880	Hess Midstream LP, Class A	64,089
4,600	HF Sinclair Corp.	255,300
66,036	Kinder Morgan, Inc.	1,148,366
6,048	Magnolia Oil & Gas Corp., Class A	137,169
20,736	Marathon Oil Corp.	502,848
12,789	Marathon Petroleum Corp.	2,164,282
3,696	Matador Resources Co.	233,402

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
4,993	Murphy Oil Corp.	$198,072
2,779	New Fortress Energy, Inc.	97,682
3,665	Noble Corp. PLC	153,234
13,166	NOV, Inc.	222,505
23,527	Occidental Petroleum Corp.	1,425,971
19,582	ONEOK, Inc.	1,471,000
8,127	Ovintiv, Inc.	401,555
3,666	PBF Energy, Inc., Class A	171,202
8,560	Permian Resources Corp.	133,194
14,987	Phillips 66	2,135,797
7,836	Pioneer Natural Resources Co.	1,842,949
8,010	Range Resources Corp.	253,276
47,965	Schlumberger NV	2,318,148
1,572	Scorpio Tankers, Inc. (Monaco)	105,528
3,991	SM Energy Co.	174,686
36,442	Southwestern Energy Co.*	254,001
7,433	Targa Resources Corp.	730,218
14,766	TechnipFMC PLC (United Kingdom)	320,275
259	Texas Pacific Land Corp.	408,034
22,782	Transocean Ltd.*	106,848
11,426	Valero Energy Corp.	1,616,322
2,128	Viper Energy, Inc.	76,906
2,379	Weatherford International PLC*	244,109
41,004	Williams Cos., Inc. (The)	1,473,684

		60,267,321

Financials – 13.0%
1,123	Affiliated Managers Group, Inc.	175,536
7,636	Affirm Holdings, Inc.*	286,503
18,078	Aflac, Inc.	1,459,618
20,335	AGNC Investment Corp. REIT	194,403
8,817	Allstate Corp. (The)	1,406,488
9,107	Ally Financial, Inc.	336,868
19,927	American Express Co.	4,372,382
2,634	American Financial Group, Inc.	336,283
23,963	American International Group, Inc.	1,746,663
3,454	Ameriprise Financial, Inc.	1,407,021
16,524	Annaly Capital Management, Inc. REIT	315,443
6,811	Aon PLC, Class A	2,152,208
13,640	Apollo Global Management, Inc.	1,524,952
12,030	Arch Capital Group Ltd.*	1,053,708
4,979	Ares Management Corp., Class A	660,365
7,143	Arthur J Gallagher & Co.	1,742,392
1,781	Assurant, Inc.	323,162
2,609	Axis Capital Holdings Ltd.	163,245
232,648	Bank of America Corp.	8,031,009
25,403	Bank of New York Mellon Corp. (The)	1,424,854
3,638	Bank OZK	159,344
43,375	Berkshire Hathaway, Inc., Class B*	17,757,725
4,995	BlackRock, Inc.	4,052,643
23,671	Blackstone, Inc.	3,025,627
18,424	Block, Inc.*	1,464,155
14,666	Blue Owl Capital, Inc.	263,401
951	BOK Financial Corp.	80,845

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
7,974	Brown & Brown, Inc.	$671,491
12,715	Capital One Financial Corp.	1,749,711
6,480	Carlyle Group, Inc. (The)	297,108
3,542	Cboe Global Markets, Inc.	680,064
46,539	Charles Schwab Corp. (The)	3,107,874
13,910	Chubb Ltd.	3,500,730
5,209	Cincinnati Financial Corp.	593,826
63,748	Citigroup, Inc.	3,537,377
16,270	Citizens Financial Group, Inc.	510,715
12,090	CME Group, Inc.	2,664,032
741	CNA Financial Corp.	32,567
5,239	Coinbase Global, Inc., Class A*	1,066,451
4,405	Comerica, Inc.	217,519
4,266	Commerce Bancshares, Inc.	222,003
5,380	Corebridge Financial, Inc.	133,585
284	Credit Acceptance Corp.*	157,222
2,019	Cullen/Frost Bankers, Inc.	219,082
8,395	Discover Financial Services	1,013,276
2,851	Dlocal Ltd. (Uruguay)*	47,498
4,725	East West Bancorp, Inc.	344,264
11,659	Equitable Holdings, Inc.	399,204
849	Erie Indemnity Co., Class A	345,441
3,499	Essent Group Ltd.	187,441
1,470	Euronet Worldwide, Inc.*	160,877
1,186	Evercore, Inc., Class A	221,877
1,119	Everest Group Ltd.	412,777
1,285	FactSet Research Systems, Inc.	594,415
8,728	Fidelity National Financial, Inc.	441,462
19,929	Fidelity National Information Services, Inc.	1,378,888
22,878	Fifth Third Bancorp	785,631
3,325	First American Financial Corp.	194,213
340	First Citizens BancShares, Inc., Class A	535,095
4,622	First Financial Bankshares, Inc.	143,005
18,545	First Horizon Corp.	261,485
20,447	Fiserv, Inc.*	3,052,124
2,361	FleetCor Technologies, Inc.*	659,356
9,591	Franklin Resources, Inc.	263,273
3,726	Glacier Bancorp, Inc.	139,427
8,776	Global Payments, Inc.	1,138,247
3,156	Globe Life, Inc.	400,591
11,156	Goldman Sachs Group, Inc. (The)(b)	4,340,242
1,192	Hanover Insurance Group, Inc. (The)	156,712
10,270	Hartford Financial Services Group, Inc. (The)	984,277
1,711	Houlihan Lokey, Inc.	220,137
48,447	Huntington Bancshares, Inc.	631,749
3,424	Interactive Brokers Group, Inc., Class A	372,257
18,680	Intercontinental Exchange, Inc.	2,585,686
10,997	Invesco Ltd.	169,464
2,440	Jack Henry & Associates, Inc.	423,999
4,474	Janus Henderson Group PLC	139,410
6,340	Jefferies Financial Group, Inc.	265,139
97,365	JPMorgan Chase & Co.	18,115,732

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
31,430	KeyCorp	$448,506
738	Kinsale Capital Group, Inc.	380,941
21,779	KKR & Co., Inc.	2,140,005
3,666	Lazard, Inc.	141,288
5,662	Lincoln National Corp.	155,931
6,184	Loews Corp.	464,604
2,551	LPL Financial Holdings, Inc.	683,387
5,568	M&T Bank Corp.	778,072
444	Markel Group, Inc.*	662,661
1,240	MarketAxess Holdings, Inc.	264,628
16,645	Marsh & McLennan Cos., Inc.	3,366,784
28,151	Mastercard, Inc., Class A	13,364,969
21,270	MetLife, Inc.	1,483,370
5,343	Moody’s Corp.	2,027,241
43,464	Morgan Stanley	3,739,643
885	Morningstar, Inc.	264,252
2,618	MSCI, Inc.	1,468,619
11,543	Nasdaq, Inc.	648,717
22,692	New York Community Bancorp, Inc.	108,695
7,001	Northern Trust Corp.	574,992
9,743	Old National Bancorp	160,077
8,749	Old Republic International Corp.	253,371
3,964	OneMain Holdings, Inc.	187,220
36,978	PayPal Holdings, Inc.*	2,231,253
2,527	Pinnacle Financial Partners, Inc.	209,033
13,417	PNC Financial Services Group, Inc. (The)	1,974,982
2,365	Popular, Inc. (Puerto Rico)	197,903
1,178	Primerica, Inc.	288,916
8,173	Principal Financial Group, Inc.	660,869
19,678	Progressive Corp. (The)	3,730,162
3,050	Prosperity Bancshares, Inc.	190,351
12,293	Prudential Financial, Inc.	1,339,814
6,355	Raymond James Financial, Inc.	764,634
31,576	Regions Financial Corp.	588,261
2,232	Reinsurance Group of America, Inc.	394,729
1,698	RenaissanceRe Holdings Ltd. (Bermuda)	381,744
16,197	Rithm Capital Corp. REIT	175,575
1,355	RLI Corp.	198,440
18,057	Robinhood Markets, Inc., Class A*	294,510
4,088	Rocket Cos., Inc., Class A*	51,345
3,248	Ryan Specialty Holdings, Inc.*	170,130
10,803	S&P Global, Inc.	4,627,789
3,364	SEI Investments Co.	226,229
2,010	Selective Insurance Group, Inc.	210,005
1,898	Shift4 Payments, Inc., Class A*	156,054
29,129	SoFi Technologies, Inc.*(a)	261,578
2,531	SouthState Corp.	212,705
9,922	Starwood Property Trust, Inc. REIT	202,310
10,406	State Street Corp.	767,234
3,313	Stifel Financial Corp.	251,324
14,011	Synchrony Financial	578,654
4,890	Synovus Financial Corp.	185,527

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
7,436	T. Rowe Price Group, Inc.	$842,871
1,731	TFS Financial Corp.	22,070
11,721	Toast, Inc., Class A*	269,583
2,123	TPG, Inc.	94,155
3,840	Tradeweb Markets, Inc., Class A	406,349
7,755	Travelers Cos., Inc. (The)	1,713,545
44,795	Truist Financial Corp.	1,566,929
4,451	United Bankshares, Inc.	154,405
6,593	Unum Group	326,024
49,860	US Bancorp	2,092,126
2,852	UWM Holdings Corp.	18,196
14,418	Valley National Bancorp	118,083
53,061	Visa, Inc., Class A	14,997,161
3,552	Voya Financial, Inc.	242,815
6,821	W R Berkley Corp.	570,236
5,836	Webster Financial Corp.	278,027
122,587	Wells Fargo & Co.	6,814,611
3,637	Western Alliance Bancorp	209,964
12,565	Western Union Co. (The)	168,497
1,434	WEX, Inc.*	315,093
3,487	Willis Towers Watson PLC	950,591
2,048	Wintrust Financial Corp.	197,325
4,908	Zions Bancorp NA	193,522

		204,655,082

Health Care – 12.2%
3,312	10X Genomics, Inc., Class A*	154,472
58,339	Abbott Laboratories	6,921,339
59,251	AbbVie, Inc.	10,431,139
3,017	Acadia Healthcare Co., Inc.*	251,769
9,939	Agilent Technologies, Inc.	1,365,221
2,413	Align Technology, Inc.*	729,739
4,181	Alnylam Pharmaceuticals, Inc.*	631,707
17,953	Amgen, Inc.	4,916,070
3,244	Apellis Pharmaceuticals, Inc.*	201,031
21,963	Avantor, Inc.*	541,168
1,284	Bausch + Lomb Corp.*	21,186
17,004	Baxter International, Inc.	695,804
9,770	Becton Dickinson & Co.	2,301,323
4,849	Biogen, Inc.*	1,052,184
6,246	BioMarin Pharmaceutical, Inc.*	538,905
689	Bio-Rad Laboratories, Inc., Class A*	224,531
5,257	Bio-Techne Corp.	386,757
49,169	Boston Scientific Corp.*	3,255,479
3,568	Bridgebio Pharma, Inc.*	121,847
68,297	Bristol-Myers Squibb Co.	3,466,073
3,056	Bruker Corp.	264,466
8,447	Cardinal Health, Inc.	945,895
6,062	Catalent, Inc.*	347,595
5,673	Cencora, Inc.	1,336,559
17,992	Centene Corp.*	1,411,113
2,510	Cerevel Therapeutics Holdings, Inc.*	102,910
1,693	Charles River Laboratories International, Inc.*	430,344
493	Chemed Corp.	308,682
9,914	Cigna Group (The)	3,332,492
6,640	Cooper Cos., Inc. (The)	621,504

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
305	CorVel Corp.*	$74,420
43,170	CVS Health Corp.	3,210,553
3,270	Cytokinetics, Inc.*	236,225
22,217	Danaher Corp.	5,624,011
1,815	DaVita, Inc.*	230,450
7,094	DENTSPLY SIRONA, Inc.	231,832
13,016	Dexcom, Inc.*	1,497,751
4,133	Doximity, Inc., Class A*	116,675
20,272	Edwards Lifesciences Corp.*	1,720,485
16,510	Elanco Animal Health, Inc.*	262,344
7,968	Elevance Health, Inc.	3,993,960
28,389	Eli Lilly & Co.	21,396,221
3,316	Encompass Health Corp.	246,710
1,813	Ensign Group, Inc. (The)	226,480
5,487	Envista Holdings Corp.*	113,307
6,022	Exact Sciences Corp.*	346,446
10,359	Exelixis, Inc.*	226,862
12,284	GE HealthCare Technologies, Inc.	1,121,283
41,996	Gilead Sciences, Inc.	3,027,912
3,928	Globus Medical, Inc., Class A*	212,073
4,396	Halozyme Therapeutics, Inc.*	175,005
6,615	HCA Healthcare, Inc.	2,061,895
2,808	HealthEquity, Inc.*	231,969
4,380	Henry Schein, Inc.*	334,939
8,241	Hologic, Inc.*	608,186
4,204	Humana, Inc.	1,472,745
2,772	IDEXX Laboratories, Inc.*	1,594,538
5,323	Illumina, Inc.*	744,315
6,282	Incyte Corp.*	366,617
966	Inspire Medical Systems, Inc.*	172,953
2,332	Insulet Corp.*	382,448
2,393	Integra LifeSciences Holdings Corp.*	88,326
3,149	Intra-Cellular Therapies, Inc.*	218,918
11,741	Intuitive Surgical, Inc.*	4,527,330
4,704	Ionis Pharmaceuticals, Inc.*	212,668
6,101	IQVIA Holdings, Inc.*	1,507,923
2,111	Jazz Pharmaceuticals PLC*	250,998
80,847	Johnson & Johnson	13,047,089
1,197	Karuna Therapeutics, Inc.*	375,822
2,975	Laboratory Corp. of America Holdings	642,094
2,254	Lantheus Holdings, Inc.*	147,366
1,548	Masimo Corp.*	198,980
4,565	McKesson Corp.	2,380,237
783	Medpace Holdings, Inc.*	311,258
44,850	Medtronic PLC	3,738,696
85,173	Merck & Co., Inc.	10,829,747
732	Mettler-Toledo International, Inc.*	912,965
11,170	Moderna, Inc.*	1,030,321
1,945	Molina Healthcare, Inc.*	766,155
3,515	Natera, Inc.*	304,012
3,196	Neurocrine Biosciences, Inc.*	416,758
5,685	Option Care Health, Inc.*	183,455
8,586	Organon & Co.	149,482
1,234	Penumbra, Inc.*	289,891

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
4,538	Perrigo Co. PLC	$119,168
190,323	Pfizer, Inc.	5,054,979
7,416	QIAGEN NV*	317,331
3,755	Quest Diagnostics, Inc.	468,962
1,626	QuidelOrtho Corp.*	74,146
5,071	R1 RCM, Inc.*	71,248
3,487	Regeneron Pharmaceuticals, Inc.*	3,368,756
1,743	Repligen Corp.*	338,125
4,891	ResMed, Inc.	849,664
4,215	Revvity, Inc.	461,922
17,425	Roivant Sciences Ltd.*	199,342
12,659	Royalty Pharma PLC, Class A	384,074
2,948	Sarepta Therapeutics, Inc.*	377,049
1,216	Shockwave Medical, Inc.*	317,218
3,318	STERIS PLC	772,795
10,663	Stryker Corp.	3,722,133
1,582	Teleflex, Inc.	352,454
3,337	Tenet Healthcare Corp.*	310,341
12,988	Thermo Fisher Scientific, Inc.	7,405,498
1,539	United Therapeutics Corp.*	347,260
31,145	UnitedHealth Group, Inc.	15,373,172
1,735	Universal Health Services, Inc., Class B	289,849
4,882	Veeva Systems, Inc., Class A*	1,100,940
8,675	Vertex Pharmaceuticals, Inc.*	3,649,919
40,335	Viatris, Inc.	498,944
1,981	Waters Corp.*	668,429
2,488	West Pharmaceutical Services, Inc.	891,600
7,035	Zimmer Biomet Holdings, Inc.	874,873
15,573	Zoetis, Inc.	3,088,593

		193,850,189

Industrials – 9.5%
18,543	3M Co.	1,708,181
4,129	A O Smith Corp.	342,294
1,049	Acuity Brands, Inc.	263,551
2,307	Advanced Drainage Systems, Inc.	376,595
4,606	AECOM	409,151
2,098	AGCO Corp.	230,151
3,478	Air Lease Corp.	139,468
4,292	Alaska Air Group, Inc.*	160,478
2,950	Allegion PLC	377,216
21,735	American Airlines Group, Inc.*	340,805
7,749	AMETEK, Inc.	1,396,215
5,829	API Group Corp.*	204,306
1,281	Applied Industrial Technologies, Inc.	243,249
1,606	ASGN, Inc.*	159,508
1,283	Atkore, Inc.	217,340
13,928	Automatic Data Processing, Inc.	3,497,739
671	Avis Budget Group, Inc.	72,495
2,327	Axon Enterprise, Inc.*	715,250
18,793	Boeing Co. (The)*	3,828,510
4,331	Booz Allen Hamilton Holding Corp.	639,732

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,943	Broadridge Financial Solutions, Inc.	$802,716
4,144	Builders FirstSource, Inc.*	808,826
3,074	BWX Technologies, Inc.	309,951
3,885	C.H. Robinson Worldwide, Inc.	287,801
760	CACI International, Inc., Class A*	284,886
1,634	Carlisle Cos., Inc.	571,900
28,122	Carrier Global Corp.	1,563,021
17,356	Caterpillar, Inc.	5,796,210
1,407	Chart Industries, Inc.*	201,004
2,914	Cintas Corp.	1,831,770
13,997	Clarivate PLC*	100,498
1,700	Clean Harbors, Inc.*	309,570
1,184	Comfort Systems USA, Inc.	361,984
1,405	Concentrix Corp.	101,792
28,576	Copart, Inc.*	1,518,814
3,140	Core & Main, Inc., Class A*	149,872
1,619	Crane Co.	196,806
67,457	CSX Corp.	2,559,319
4,774	Cummins, Inc.	1,282,344
1,288	Curtiss-Wright Corp.	304,316
5,016	Dayforce, Inc.*	349,916
8,606	Deere & Co.	3,141,620
21,593	Delta Air Lines, Inc.	912,736
4,061	Donaldson Co., Inc.	290,849
4,695	Dover Corp.	776,459
8,187	Dun & Bradstreet Holdings, Inc.	86,291
13,365	Eaton Corp. PLC	3,862,485
1,584	EMCOR Group, Inc.	496,616
19,207	Emerson Electric Co.	2,052,268
4,100	Equifax, Inc.	1,121,719
5,413	ExlService Holdings, Inc.*	168,453
4,958	Expeditors International of Washington, Inc.	592,977
1,685	Exponent, Inc.	136,300
19,223	Fastenal Co.	1,403,471
7,767	FedEx Corp.	1,933,750
6,521	Ferguson PLC	1,378,865
4,409	Flowserve Corp.	186,589
5,657	Fluor Corp.*	208,178
11,903	Fortive Corp.	1,013,302
4,240	Fortune Brands Innovations, Inc.	344,882
1,122	FTI Consulting, Inc.*	232,119
1,180	GATX Corp.	149,671
2,066	Generac Holdings, Inc.*	232,446
7,606	General Dynamics Corp.	2,078,340
36,463	General Electric Co.	5,720,680
5,704	Genpact Ltd.	193,936
5,623	Graco, Inc.	513,155
3,930	GXO Logistics, Inc.*	203,417
1,419	HEICO Corp.	274,435
2,509	HEICO Corp., Class A	390,375
2,831	Hexcel Corp.	210,796
22,431	Honeywell International, Inc.	4,457,713
13,774	Howmet Aerospace, Inc.	916,660
1,803	Hubbell, Inc.	686,348

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,313	Huntington Ingalls Industries, Inc.	$382,897
2,543	IDEX Corp.	599,894
10,221	Illinois Tool Works, Inc.	2,679,435
13,617	Ingersoll Rand, Inc.	1,243,641
1,213	Insperity, Inc.	123,471
2,761	ITT, Inc.	348,273
2,767	J.B. Hunt Transport Services, Inc.	570,860
4,232	Jacobs Solutions, Inc.	620,623
11,298	Joby Aviation, Inc.*(a)	63,495
22,971	Johnson Controls International PLC	1,361,491
4,523	KBR, Inc.	271,516
5,068	Knight-Swift Transportation Holdings, Inc.	285,531
6,364	L3Harris Technologies, Inc.	1,347,004
1,202	Landstar System, Inc.	228,620
4,601	Leidos Holdings, Inc.	588,284
1,072	Lennox International, Inc.	505,137
1,898	Lincoln Electric Holdings, Inc.	487,027
8,377	Lockheed Martin Corp.	3,587,366
10,873	Lyft, Inc., Class A*	172,663
1,609	ManpowerGroup, Inc.	116,105
7,570	Masco Corp.	581,073
2,124	MasTec, Inc.*	160,277
2,031	Maximus, Inc.	169,913
6,472	MDU Resources Group, Inc.	140,313
1,780	Middleby Corp. (The)*	270,845
1,243	MSA Safety, Inc.	228,898
1,512	MSC Industrial Direct Co., Inc., Class A	152,621
3,879	NEXTracker, Inc., Class A*	218,155
1,719	Nordson Corp.	456,652
7,663	Norfolk Southern Corp.	1,941,651
5,111	Northrop Grumman Corp.	2,356,273
5,444	nVent Electric PLC	366,490
3,216	Old Dominion Freight Line, Inc.	1,423,016
2,187	Oshkosh Corp.	242,451
13,930	Otis Worldwide Corp.	1,327,529
3,014	Owens Corning	451,437
17,388	PACCAR, Inc.	1,928,155
4,304	Parker-Hannifin Corp.	2,304,577
1,371	Parsons Corp.*	110,516
10,848	Paychex, Inc.	1,330,182
1,724	Paycom Software, Inc.	314,440
2,137	Paycor HCM, Inc.*	45,133
1,427	Paylocity Holding Corp.*	240,606
5,537	Pentair PLC	430,723
4,839	Quanta Services, Inc.	1,168,667
962	RBC Bearings, Inc.*	262,462
2,223	Regal Rexnord Corp.	381,222
6,953	Republic Services, Inc.	1,276,571
3,531	Robert Half, Inc.	283,892
3,867	Rockwell Automation, Inc.	1,102,404
10,031	Rollins, Inc.	442,066
49,213	RTX Corp.	4,412,930
893	Saia, Inc.*	513,832

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,743	Science Applications International Corp.	$243,950
5,105	Sensata Technologies Holding PLC	175,714
1,430	Simpson Manufacturing Co., Inc.	298,412
1,493	SiteOne Landscape Supply, Inc.*	251,541
1,754	Snap-on, Inc.	483,508
20,002	Southwest Airlines Co.	685,469
7,330	SS&C Technologies Holdings, Inc.	467,361
5,108	Stanley Black & Decker, Inc.	456,093
3,103	Stericycle, Inc.*	168,772
1,778	Tetra Tech, Inc.	315,275
6,573	Textron, Inc.	585,457
2,180	Timken Co. (The)	183,098
3,488	Toro Co. (The)	321,977
7,672	Trane Technologies PLC	2,163,274
1,740	TransDigm Group, Inc.	2,049,268
6,503	TransUnion	504,828
3,653	Trex Co., Inc.*	335,199
1,071	TriNet Group, Inc.*	137,099
65,665	Uber Technologies, Inc.*	5,220,368
2,033	UFP Industries, Inc.	233,043
287	U-Haul Holding Co.*	18,477
3,396	U-Haul Holding Co.	215,884
20,525	Union Pacific Corp.	5,206,987
11,001	United Airlines Holdings, Inc.*	500,435
24,437	United Parcel Service, Inc., Class B	3,623,030
2,309	United Rentals, Inc.	1,600,760
690	Valmont Industries, Inc.	146,232
7,376	Veralto Corp.	637,434
4,860	Verisk Analytics, Inc.	1,175,634
11,605	Vertiv Holdings Co., Class A	784,730
1,365	W.W. Grainger, Inc.	1,328,773
13,692	Waste Management, Inc.	2,815,760
1,117	Watsco, Inc.	440,232
910	Watts Water Technologies, Inc., Class A	185,595
1,506	WESCO International, Inc.	225,132
5,997	Westinghouse Air Brake Technologies Corp.	847,316
6,263	WillScot Mobile Mini Holdings Corp.*	299,058
1,880	Woodward, Inc.	266,001
3,821	XPO, Inc.*	459,743
8,008	Xylem, Inc.	1,017,416

		151,077,091

Information Technology – 29.0%
21,313	Accenture PLC, Class A	7,987,686
15,274	Adobe, Inc.*	8,557,717
53,692	Advanced Micro Devices, Inc.*	10,337,321
5,030	Akamai Technologies, Inc.*	557,928
2,467	Allegro MicroSystems, Inc. (Japan)*	77,686
1,769	Altair Engineering, Inc., Class A*	150,507
3,884	Amdocs Ltd.	354,221

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
3,658	Amkor Technology, Inc.	$113,471
19,909	Amphenol Corp., Class A	2,174,859
16,998	Analog Devices, Inc.	3,260,556
2,913	ANSYS, Inc.*	973,437
615	Appfolio, Inc., Class A*	148,885
497,372	Apple, Inc.	89,899,989
28,246	Applied Materials, Inc.	5,694,959
5,597	AppLovin Corp., Class A*	334,253
7,968	Arista Networks, Inc.*	2,211,439
1,900	Arrow Electronics, Inc.*	223,250
944	Aspen Technology, Inc.*	183,032
5,106	Atlassian Corp., Class A*	1,059,086
7,199	Autodesk, Inc.*	1,858,566
6,865	Bentley Systems, Inc., Class B	352,655
3,398	BILL Holdings, Inc.*	215,195
15,412	Broadcom, Inc.	20,043,152
9,103	Cadence Design Systems, Inc.*	2,770,771
5,886	CCC Intelligent Solutions Holdings, Inc.*	68,925
4,534	CDW Corp.	1,116,316
4,966	Ciena Corp.*	282,963
137,393	Cisco Systems, Inc.	6,645,699
9,535	Cloudflare, Inc., Class A*	939,579
5,816	Cognex Corp.	229,441
17,090	Cognizant Technology Solutions Corp., Class A	1,350,452
4,404	Coherent Corp.*	261,950
7,040	Confluent, Inc., Class A*	238,445
25,904	Corning, Inc.	835,145
7,344	Crowdstrike Holdings, Inc., Class A*	2,380,558
9,648	Datadog, Inc., Class A*	1,268,326
8,300	Dell Technologies, Inc., Class C	785,678
6,760	DocuSign, Inc.*	360,105
1,991	Dolby Laboratories, Inc., Class A	161,271
3,835	DoubleVerify Holdings, Inc.*	118,463
8,681	Dropbox, Inc., Class A*	207,910
6,860	DXC Technology Co.*	149,960
7,924	Dynatrace, Inc.*	392,634
2,656	Elastic NV*	355,399
4,469	Enphase Energy, Inc.*	567,608
5,015	Entegris, Inc.	673,815
1,890	EPAM Systems, Inc.*	575,316
2,029	F5, Inc.*	379,869
1,217	Fabrinet (Thailand)*	262,349
825	Fair Isaac Corp.*	1,047,676
3,413	First Solar, Inc.*	525,227
2,350	Five9, Inc.*	143,350
14,830	Flex Ltd.*	417,464
22,801	Fortinet, Inc.*	1,575,777
5,337	Freshworks, Inc., Class A*	109,088
2,579	Gartner, Inc.*	1,200,679
20,872	Gen Digital, Inc.	448,539
2,609	Gitlab, Inc., Class A*	188,161
2,554	GLOBALFOUNDRIES, Inc.*	139,627
1,392	Globant SA*	310,653
4,479	GoDaddy, Inc., Class A*	511,278
2,710	Guidewire Software, Inc.*	323,411

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
3,579	HashiCorp, Inc., Class A*	$93,305
43,383	Hewlett Packard Enterprise Co.	660,723
33,198	HP, Inc.	940,499
1,592	HubSpot, Inc.*	985,146
1,614	Informatica, Inc., Class A*	52,584
140,588	Intel Corp.	6,052,313
30,601	International Business Machines Corp.	5,662,103
9,183	Intuit, Inc.	6,087,319
983	IPG Photonics Corp.*	84,882
4,200	Jabil, Inc.	605,178
10,699	Juniper Networks, Inc.	396,184
5,992	Keysight Technologies, Inc.*	924,566
4,619	KLA Corp.	3,151,544
4,514	Lam Research Corp.	4,235,260
4,582	Lattice Semiconductor Corp.*	351,027
824	Littelfuse, Inc.	196,310
1,821	MACOM Technology Solutions Holdings, Inc.*	160,849
2,064	Manhattan Associates, Inc.*	522,873
28,878	Marvell Technology, Inc.	2,069,397
18,022	Microchip Technology, Inc.	1,516,371
36,777	Micron Technology, Inc.	3,332,364
246,212	Microsoft Corp.	101,843,132
406	MicroStrategy, Inc., Class A*	415,273
2,120	MKS Instruments, Inc.	260,251
2,290	MongoDB, Inc.*	1,024,958
1,551	Monolithic Power Systems, Inc.	1,116,782
5,636	Motorola Solutions, Inc.	1,862,078
6,923	NetApp, Inc.	616,978
1,197	Novanta, Inc.*	207,009
7,901	Nutanix, Inc., Class A*	499,027
79,649	NVIDIA Corp.	63,011,917
5,076	Okta, Inc.*	544,655
14,507	ON Semiconductor Corp.*	1,144,892
1,634	Onto Innovation, Inc.*	300,917
52,398	Oracle Corp.	5,851,809
61,416	Palantir Technologies, Inc., Class A*	1,540,313
10,478	Palo Alto Networks, Inc.*	3,253,943
2,758	Procore Technologies, Inc.*	215,207
3,943	PTC, Inc.*	721,608
9,698	Pure Storage, Inc., Class A*	510,600
3,311	Qorvo, Inc.*	379,275
37,512	QUALCOMM, Inc.	5,919,018
1,211	Qualys, Inc.*	208,122
3,640	Rambus, Inc.*	215,634
3,583	Roper Technologies, Inc.	1,951,768
31,582	Salesforce, Inc.*	9,753,153
5,245	Samsara, Inc., Class A*	181,215
6,493	Seagate Technology Holdings PLC	604,174
7,653	SentinelOne, Inc., Class A*	215,585
6,855	ServiceNow, Inc.*	5,287,536
1,049	Silicon Laboratories, Inc.*	144,279
5,354	Skyworks Solutions, Inc.	561,742
4,296	Smartsheet, Inc., Class A*	181,334
9,227	Snowflake, Inc., Class A*	1,737,260

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
1,886	SolarEdge Technologies, Inc.*	$126,683
5,136	Splunk, Inc.*	802,346
1,223	SPS Commerce, Inc.*	226,451
1,538	Super Micro Computer, Inc.*	1,332,093
1,312	Synaptics, Inc.*	131,331
5,100	Synopsys, Inc.*	2,926,023
1,628	TD SYNNEX Corp.	169,149
10,607	TE Connectivity Ltd.	1,522,741
1,568	Teledyne Technologies, Inc.*	669,959
3,807	Tenable Holdings, Inc.*	183,345
5,210	Teradyne, Inc.	539,704
30,469	Texas Instruments, Inc.	5,098,378
8,314	Trimble, Inc.*	508,734
5,837	Twilio, Inc., Class A*	347,827
1,400	Tyler Technologies, Inc.*	611,996
13,088	UiPath, Inc., Class A*	310,840
8,323	Unity Software, Inc.*	244,030
1,469	Universal Display Corp.	256,223
3,046	VeriSign, Inc.*	594,853
10,773	Western Digital Corp.*	640,670
4,169	Wolfspeed, Inc.*	108,477
6,890	Workday, Inc., Class A*	2,030,207
1,723	Zebra Technologies Corp., Class A*	481,544
8,561	Zoom Video Communications, Inc., Class A*	605,520
2,940	Zscaler, Inc.*	711,392

		458,632,484

Materials – 2.6%
7,379	Air Products and Chemicals, Inc.	1,726,981
3,940	Albemarle Corp.	543,129
5,965	Alcoa Corp.	162,308
48,665	Amcor PLC	440,905
14,150	Anglogold Ashanti PLC (United Kingdom)	263,332
2,196	AptarGroup, Inc.	308,450
14,484	Arcadium Lithium PLC (Jersey)*	79,517
1,719	Ashland, Inc.	160,967
2,679	Avery Dennison Corp.	580,084
7,434	Axalta Coating Systems Ltd.*	243,315
10,445	Ball Corp.	668,689
4,008	Berry Global Group, Inc.	233,306
3,657	Celanese Corp.	555,754
6,542	CF Industries Holdings, Inc.	528,070
16,968	Cleveland-Cliffs, Inc.*	352,934
3,894	Commercial Metals Co.	210,276
23,950	Corteva, Inc.	1,281,804
23,288	CRH PLC	1,963,411
4,014	Crown Holdings, Inc.	307,553
23,827	Dow, Inc.	1,331,453
14,148	DuPont de Nemours, Inc.	978,900
1,182	Eagle Materials, Inc.	299,696
3,991	Eastman Chemical Co.	350,170
8,505	Ecolab, Inc.	1,912,264
4,182	FMC Corp.	235,823
48,110	Freeport-McMoRan, Inc.	1,819,039
10,248	Graphic Packaging Holding Co.	265,936
5,790	Huntsman Corp.	148,224

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
8,589	International Flavors & Fragrances, Inc.	$648,470
11,581	International Paper Co.	409,504
16,482	Linde PLC	7,397,451
2,396	Louisiana-Pacific Corp.	177,232
8,589	LyondellBasell Industries NV, Class A	861,305
2,080	Martin Marietta Materials, Inc.	1,201,637
11,150	Mosaic Co. (The)	347,434
38,665	Newmont Corp.	1,208,281
8,270	Nucor Corp.	1,590,321
4,225	Olin Corp.	227,305
2,991	Packaging Corp. of America	541,939
7,925	PPG Industries, Inc.	1,122,180
1,915	Reliance, Inc.	615,136
2,211	Royal Gold, Inc.	226,915
4,293	RPM International, Inc.	495,198
4,821	Sealed Air Corp.	168,108
7,983	Sherwin-Williams Co. (The)	2,650,595
2,832	Silgan Holdings, Inc.	124,353
3,276	Sonoco Products Co.	185,684
2,873	Southern Copper Corp. (Mexico)	232,311
5,112	Steel Dynamics, Inc.	684,088
7,548	United States Steel Corp.	357,322
4,470	Vulcan Materials Co.	1,188,350
1,088	Westlake Corp.	150,916
8,596	Westrock Co.	389,313

		41,153,638

Real Estate – 2.5%
3,197	Agree Realty Corp. REIT	175,675
5,225	Alexandria Real Estate Equities, Inc. REIT	651,714
11,221	American Homes 4 Rent, Class A REIT	415,289
15,696	American Tower Corp. REIT	3,121,307
9,088	Americold Realty Trust, Inc. REIT	229,926
5,022	Apartment Income REIT Corp. REIT	152,267
4,771	AvalonBay Communities, Inc. REIT	844,610
5,277	Boston Properties, Inc. REIT	341,527
10,081	Brixmor Property Group, Inc. REIT	227,931
3,554	Camden Property Trust REIT	335,782
10,432	CBRE Group, Inc., Class A*	958,597
13,664	CoStar Group, Inc.*	1,189,178
14,554	Crown Castle, Inc. REIT	1,600,067
7,515	CubeSmart REIT	327,729
10,198	Digital Realty Trust, Inc. REIT	1,497,168
1,508	EastGroup Properties, Inc. REIT	264,941
3,144	Equinix, Inc. REIT	2,794,450
5,980	Equity LifeStyle Properties, Inc. REIT	402,574
11,472	Equity Residential REIT	690,729
2,149	Essex Property Trust, Inc. REIT	497,279
7,040	Extra Space Storage, Inc. REIT	992,429

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 29, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
2,483	Federal Realty Investment Trust REIT	$250,411
4,422	First Industrial Realty Trust, Inc. REIT	234,366
8,465	Gaming and Leisure Properties, Inc. REIT	384,988
12,715	Healthcare Realty Trust, Inc. REIT	175,213
18,396	Healthpeak Properties, Inc. REIT	308,133
23,702	Host Hotels & Resorts, Inc. REIT	491,579
19,286	Invitation Homes, Inc. REIT	657,074
9,746	Iron Mountain, Inc. REIT	766,425
1,592	Jones Lang LaSalle, Inc.*	302,862
3,897	Kilroy Realty Corp. REIT	147,657
20,364	Kimco Realty Corp. REIT	402,393
2,924	Lamar Advertising Co., Class A REIT	323,248
3,908	Mid-America Apartment Communities, Inc. REIT	491,157
2,712	National Storage Affiliates Trust REIT	97,117
6,138	NNN REIT, Inc. REIT	249,755
8,235	Omega Healthcare Investors, Inc. REIT	256,273
31,066	Prologis, Inc. REIT	4,140,166
5,327	Public Storage REIT	1,512,176
4,954	Rayonier, Inc. REIT	170,566
27,493	Realty Income Corp. REIT	1,432,660
6,040	Regency Centers Corp. REIT	374,178
6,951	Rexford Industrial Realty, Inc. REIT	353,667
1,966	Ryman Hospitality Properties, Inc. REIT	232,932
3,607	SBA Communications Corp. REIT	754,693
10,915	Simon Property Group, Inc. REIT	1,616,948
6,042	STAG Industrial, Inc. REIT	224,400
4,153	Sun Communities, Inc. REIT	555,505
10,253	UDR, Inc. REIT	363,982
13,523	Ventas, Inc. REIT	571,888
34,101	VICI Properties, Inc. REIT	1,020,643
7,061	W.P. Carey, Inc. REIT	397,746
17,478	Welltower, Inc. REIT	1,610,772
24,644	Weyerhaeuser Co. REIT	847,261
1,653	Zillow Group, Inc., Class A*	89,361
5,152	Zillow Group, Inc., Class C*	289,285

		39,808,649

Utilities – 2.1%
22,481	AES Corp. (The)	341,711
8,473	Alliant Energy Corp.	404,586
8,817	Ameren Corp.	627,682
17,354	American Electric Power Co., Inc.	1,478,387
6,553	American Water Works Co., Inc.	776,793
4,981	Atmos Energy Corp.	562,405
2,390	Avangrid, Inc.	74,401

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
6,033	Brookfield Renewable Corp., Class A(a)	$143,103
21,261	CenterPoint Energy, Inc.	584,677
1,103	Clearway Energy, Inc., Class A	22,347
2,759	Clearway Energy, Inc., Class C	60,146
9,803	CMS Energy Corp.	562,398
11,629	Consolidated Edison, Inc.	1,014,165
10,930	Constellation Energy Corp.	1,841,158
28,168	Dominion Energy, Inc.	1,347,275
6,909	DTE Energy Co.	748,590
25,960	Duke Energy Corp.	2,383,907
12,905	Edison International	877,798
7,104	Entergy Corp.	721,553
8,902	Essential Utilities, Inc.	309,612
7,642	Evergy, Inc.	378,585
11,733	Eversource Energy	688,727
33,473	Exelon Corp.	1,199,672
18,328	FirstEnergy Corp.	670,988
1,694	IDACORP, Inc.	149,258
2,960	National Fuel Gas Co.	144,270
3,123	NextEra Energy Partners LP	85,789
68,176	NextEra Energy, Inc.	3,762,633
13,898	NiSource, Inc.	362,182
7,508	NRG Energy, Inc.	415,343
6,741	OGE Energy Corp.	221,846
82,654	PG&E Corp.	1,379,495
3,815	Pinnacle West Capital Corp.	260,679
24,852	PPL Corp.	655,347
16,812	Public Service Enterprise Group, Inc.	1,049,069
21,211	Sempra	1,497,497
36,679	Southern Co. (The)	2,466,663
2,391	Southwest Gas Holdings, Inc.	162,947
7,012	UGI Corp.	171,654
12,077	Vistra Corp.	658,680
10,622	WEC Energy Group, Inc.	833,721
18,550	Xcel Energy, Inc.	977,400

		33,075,139

TOTAL COMMON STOCKS (Cost $480,465,412)		1,578,845,389

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,167,959	5.195%	2,167,959
(Cost $2,167,959)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $482,633,371)		1,581,013,348

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
775,031	5.219%	$775,031
(Cost $775,031)

TOTAL INVESTMENTS – 99.9% (Cost $483,408,402)		$1,581,788,379

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,279,189

NET ASSETS – 100.0%		$1,583,067,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 1000 Index	9	03/15/24	$1,260,270	$92,403

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities February 29, 2024 (Unaudited)

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:
Investments in unaffiliated issuers, at value (cost $323,892,194 and $479,313,822, respectively)(a)	$433,798,065	$1,574,505,147
Investments in affiliated issuers, at value (cost $1,535,904 and $3,319,549, respectively)	1,535,904	6,508,201
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,593,976	775,031
Cash	—	43,576
Foreign Currency, at value (cost $70,887 and $–, respectively)	64,693	—
Receivables:
Dividends	727,963	2,103,247
Investments sold	215,308	—
Foreign tax reclaims	99,736	—
Collateral on certain derivative contracts	43,936	71,280
Securities lending income	1,545	4,970
Variation margin on futures contracts	1,969	6,435

Total assets	438,083,095	1,584,017,887

Liabilities:

Payables:
Payable upon return of securities loaned	1,593,976	775,031
Foreign capital gains taxes	719,972	—
Management fees	62,444	131,965
Due to custodian	29,032	—
Investments purchased	520	43,323

Total liabilities	2,405,944	950,319

Net Assets:

Paid-in capital	326,743,349	481,813,967
Total distributable earnings (loss)	108,933,802	1,101,253,601

NET ASSETS	$435,677,151	$1,583,067,568

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	10,060,415	35,807,538

Net asset value per share:	$43.31	$44.21

(a)	Includes loaned securities having a market value of $1,516,591 and $759,745 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Six Months Ended February 29, 2024 (Unaudited)

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $413,359 and $678, respectively)	$3,609,667	$10,850,030

Dividends — affiliated issuers	19,146	113,697

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	12,247	311,584

Total Investment Income	3,641,060	11,275,311

Expenses:

Management fees	367,023	753,927

Trustee fees	9,209	10,967

Total expenses	376,232	764,894

Less — expense reductions	(866)	(1,801)

Net expenses	375,366	763,093

NET INVESTMENT INCOME	3,265,694	10,512,218

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(245,426)	3,103,714

In-kind redemptions — affiliated issuers	—	2,483

In-kind redemptions — unaffiliated issuers	4,319,750	5,417,193

Futures contracts	53,345	87,377

Foreign currency transactions	2,525	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(719,974) and $–, respectively)	24,007,428	174,724,348

Investment transactions in affiliated securities	—	680,861

Futures contracts	33,272	92,403

Foreign currency translations	(21,828)	—

Net realized and unrealized gain	28,149,066	184,108,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,414,760	$194,620,597

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)	For the Period May 31, 2023* to August 31, 2023	For the Six Months Ended February 29, 2024 (Unaudited)	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$3,265,694	$2,040,745	$10,512,218	$19,415,763

Net realized gain	4,130,194	108,968,332	8,610,767	10,710,206

Net change in unrealized gain	24,018,872	85,177,270	175,497,612	156,768,204

Net increase in net assets resulting from operations	31,414,760	196,186,347	194,620,597	186,894,173

Distributions to shareholders:

From distributable earnings	(5,499,526)	–	(10,674,030)	(22,665,809)

From share transactions:

Proceeds from sales of shares	32,518,583	410,756,872	5,643,299	31,474,099

Cost of shares redeemed	(27,598,394)	(202,101,491)	(6,903,376)	(31,339,095)

Net increase (decrease) in net assets resulting from share transactions	4,920,189	208,655,381	(1,260,077)	135,004

TOTAL INCREASE	30,835,423	404,841,728	182,686,490	164,363,368

Net Assets:

Beginning of period	$404,841,728	$–	$1,400,381,078	$1,236,017,710

End of period	$435,677,151	$404,841,728	$1,583,067,568	$1,400,381,078

*	Commencement of operations.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period May 31, 2023* to August 31, 2023

Per Share Operating Performance:
Net asset value, beginning of period	$40.75		$39.43

Net investment income(a)	0.32		0.20
Net realized and unrealized gain	2.79		1.12

Total from investment operations	3.11		1.32

Distributions to shareholders from net investment income	(0.55)		–

Net asset value, end of period	$43.31		$40.75

Market price, end of period	$43.44		$41.25

Total Return at Net Asset Value(b)	7.73%		3.35%

Net assets, end of period (in 000’s)	$435,677		$404,842

Ratio of net expenses to average net assets	0.18	%(c)	0.18	%(c)

Ratio of net investment income to average net assets	1.60	%(c)	1.95	%(c)

Portfolio turnover rate(d)	2%		48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023	For the Period April 5, 2022* to August 31, 2022

Per Share Operating Performance:
Net asset value, beginning of period	$39.08		$34.49	$39.49

Net investment income(a)	0.29		0.54	0.21
Net realized and unrealized gain (loss)	5.14		4.69	(5.09	)(b)

Total from investment operations	5.43		5.23	(4.88)

Distributions to shareholders from net investment income	(0.30)		(0.55)	(0.12)

Distributions to shareholders from net realized gains	–		(0.09)	–

Total distributions	(0.30)		(0.64)	(0.12)

Net asset value, end of period	$44.21		$39.08	$34.49

Market price, end of period	$44.22		$39.09	$34.54

Total Return at Net Asset Value(c)	13.98%		15.44%	(12.36)%

Net assets, end of period (in 000’s)	$1,583,068		$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.11	%(d)	0.11%	0.11	%(d)

Ratio of net investment income to average net assets	1.48	%(d)	1.53%	1.47	%(d)

Portfolio turnover rate(e)	1%		7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements February 29, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-diversified

MarketBeta® Total International Equity ETF	Diversified

MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange- traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

83

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of assets and liabilities denominated in local currency to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars may be determined by GSAM under Valuation Procedures as discussed in Note 3.

Monetary policies enacted by government agencies in Egypt that limit their local currency’s repatriation to safeguard U.S. dollar reserves, significantly impacted the Goldman Sachs MarketBeta® Total International Equity ETF’s ability to convert assets and liabilities amounts denominated in local currency to U.S. dollars using quoted immediate currency settlement rates. As of February 29, 2024, the Goldman Sachs MarketBeta® Total International Equity ETF’s assets and liabilities denominated in Egyptian Pound were valued using the 12-month non-deliverable forward rate.

Effective March 6, 2024, the government of Egypt allowed its currency to float and as a result of the devaluation the Goldman Sachs MarketBeta® Total International Equity ETF reverted to using the immediate current settlement rates for the purposes of translating Egyptian Pound-denominated assets and liabilities to U.S. dollars.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

84

GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

85

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2024:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$3,450,159	$—	$88,136

Asia	189,980,427	2,820,499	—

Europe	149,246,780	1,024,191	—

North America	54,686,185	331,760	—

Oceania	21,880,835	—	—

South America	6,792,562	1,903,070	—

Exchange-Traded Fund	1,593,461	—	—

Investment Company	1,535,904	—	—

Securities Lending Reinvestment Vehicle	1,593,976	—	—

Total	$430,760,289	$6,079,520	$88,136

Derivative Type

Assets

Futures Contracts(b)	$33,272	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,682,134	$—	$—

Europe	1,067,313	—	—

North America	1,573,652,303	—	—

South America	2,443,639	—	—

Investment Company	2,167,959	—	—

Securities Lending Reinvestment Vehicle	775,031	—	—

Total	$1,581,788,379	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$92,403	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Total International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$33,272	Variation margin on futures contracts	$—

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$92,403	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 29, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

MarketBeta® Total International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$53,345	$33,272

MarketBeta® U.S. 1000 Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	87,377	92,403

For the six months ended February 29, 2024, the relevant values for each derivative type was as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	16

MarketBeta® U.S. 1000 Equity ETF	19

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 29, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement— Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2024, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee
Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*

MarketBeta® Total International Equity
ETF	0.20%	0.18%	0.12%	0.10%	0.18%

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Unitary Management Fee
Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*

MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.11%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2024, GSAM waived $866 and $1,801 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended February 29, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the six months ended February 29, 2024.

MarketBeta® Total International Equity ETF

	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$29,004,582	$(27,468,678)	$–	$–	$1,535,904	1,535,904	$19,146	$–

MarketBeta® U.S. 1000 Equity ETF

	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	14,594,203	(12,426,244)	–	–	2,167,959	2,167,959	52,389	–

Goldman Sachs Group, Inc. (The)

	3,645,118	14,854	(3,074)	2,483	680,861	4,340,242	11,156	61,308	–

Total	$3,645,118	$14,609,057	$(12,429,318)	$2,483	$680,861	$6,508,201		$113,697	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	MarketBeta® Total International Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Period May 31, 2023(a) to August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	800,000	$32,518,583	14,810,415	$410,756,872

Shares redeemed	(675,000)	(27,598,394)	(4,875,000)	(202,101,491)

NET INCREASE IN SHARES	125,000	$4,920,189	9,935,415	$208,655,381

(a)	Commenced operations on May 31, 2023.

	MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	140,000	$5,643,299	900,000	$31,474,099

Shares redeemed	(170,000)	(6,903,376)	(900,000)	(31,339,095)

NET INCREASE (DECREASE) IN SHARES	(30,000)	$(1,260,077)	—	$135,004

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2024, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$33,461,244	$8,463,297

MarketBeta® U.S. 1000 Equity ETF	15,770,502	16,117,012

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2024, were as follows:
Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$3,749,749	$26,830,991

MarketBeta® U.S. 1000 Equity ETF	5,610,885	6,822,443

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8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2024

MarketBeta® Total International Equity ETF	$143,099	$13,695,109	$ (12,244,232)	$1,593,976

MarketBeta® U.S. 1000 Equity ETF	623,351	5,086,333	(4,934,653)	775,031

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2023, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,243,494)	$(1,941,639)

Timing differences — (Late Year Ordinary Loss Deferral and Post-October Capital Loss Deferral)	—	(1,983,545)

As of February 29, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$327,976,976	$488,586,931

Gross unrealized gain	123,388,788	1,101,264,270

Gross unrealized loss	(14,437,819)	(8,062,822)

Net unrealized gain (loss)	$108,950,969	$1,093,201,448

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of partnership investments and of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

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10. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified

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Notes to Financial Statements (continued) February 29, 2024 (Unaudited)

10. OTHER RISKS (continued)

size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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12. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust. At a virtual special joint meeting of shareholders held on November 16, 2023, each of the Nominees was elected to serve as Trustees alongside the then current Trustees of the Trust, effective January 1, 2024.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs ETF Trust II (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal Election of Trustees	For	Withheld

Gregory G. Weaver	35,787,376	0

Dwight L. Bush	35,787,376	0

Kathryn A. Cassidy	35,787,376	0

John G. Chou	35,787,376	0

Joaquin Delgado	35,787,376	0

Eileen H. Dowling	35,787,376	0

Paul C. Wirth	35,787,376	0

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Statement Regarding Basis for Approval of Management Agreement for the MarketBeta ETFs II (Unaudited)

Background

The Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (each, a “Fund”) are investment portfolios of Goldman Sachs ETF Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange- traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) its underlying index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)

with respect to the investment performance (except for the Goldman Sachs MarketBeta Total International Equity ETF) and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

(f)

with respect to the Goldman Sachs MarketBeta U.S. 1000 Equity ETF, information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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GOLDMAN SACHS MARKETBETA ® ETFS II

Statement Regarding Basis for Approval of Management Agreement for the MarketBeta ETFs II (Unaudited) (continued)

(1)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Goldman Sachs MarketBeta U.S. 1000 Equity ETF. In this regard, they noted that the Investment Adviser had provided information regarding the Funds’ category rankings using the peer group identified by the Outside Data Provider as of June 30, 2023. The information on the Fund’s investment performance was provided for the one-year period. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its index. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its index. The Trustees noted that the Goldman Sachs MarketBeta Total International Equity ETF had launched on May 31, 2023 and did not yet have a meaningful performance history.

In addition, the Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

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GOLDMAN SACHS MARKETBETA ® ETFS II

Statement Regarding Basis for Approval of Management Agreement for the MarketBeta ETFs II (Unaudited) (continued)

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser, and the Investment Adviser then pays all of each Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

The Trustees considered that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices.

With respect to the Goldman Sachs MarketBeta U.S. 1000 Equity ETF, the Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard, the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for the Fund was provided for 2022. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, unlike many other ETFs, have management fee breakpoints. The Trustees considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Funds:

Goldman Sachs MarketBeta Total International Equity ETF

First $100 million	0.20%

Next $400 million	0.18

Next $500 million	0.12

Over $1 billion	0.10

Goldman Sachs MarketBeta U.S. 1000 Equity ETF

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with each Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in each Fund and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed

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GOLDMAN SACHS MARKETBETA ® ETFS II

Statement Regarding Basis for Approval of Management Agreement for the MarketBeta ETFs II (Unaudited) (continued)

along savings to shareholders of the Goldman Sachs MarketBeta Total International Equity ETF, which had asset levels above the first breakpoint during the year, and the Goldman Sachs MarketBeta U.S. 1000 Equity ETF, which had asset levels above the second breakpoint during the year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2024.

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GOLDMAN SACHS MARKETBETA ® ETFS II

Liquidity Risk Management Program

February 29, 2024

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS MARKETBETA ® ETFS II

Fund Expenses — Six Months ended February 29, 2024 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta® Total International Equity ETF			MarketBeta® U.S. 1000 Equity ETF
	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid for the 6 months ended 2/29/24*
Actual based on NAV	$1,000.00	$1,077.27	$0.93	$1,000.00	$1,139.80	$0.59
Hypothetical 5% return	1,000.00	1,023.97+	0.91	1,000.00	1,024.32+	0.55

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*

Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund
MarketBeta® Total International Equity ETF	0.18%
MarketBeta® U.S. 1000 Equity ETF	0.11

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FUNDS PROFILE

Goldman Sachs ETFs

THE GOLDMAN

SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

∎	Global Resources and Global Research

∎	Team Approach

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Innovative, Value-Added Investment Products

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Outstanding Client Service

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Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.54 trillion in assets under supervision as of December 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE - TRADED FUNDS
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bonds ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Goldman Sachs North American Pipelines & Power Equity ETF
Goldman Sachs Small Cap Core Equity ETF
Goldman Sachs S&P 500 Core Premium Income ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® Total International Equity ETF and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Global Markets ex United States Large & Mid Cap Index and Solactive GBS United States 1000 Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Goldman Sachs Asset Management, L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

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FUNDS PROFILE

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs Asset Management L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Neither MSCI nor any other party involved in or related to compiling, computing, or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) website at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 29, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material has been prepared by Goldman Sachs Asset Management and is not financial research nor a product of Goldman Sachs Global Investment Research (GIR). It was not prepared in compliance with applicable provisions of law designed to promote the independence of financial analysis and is not subject to a prohibition on trading following the distribution of financial research. The views and opinions expressed may differ from those of Goldman Sachs Global Investment Research or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and Goldman Sachs Asset Management has no obligation to provide any updates or changes. ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. A summary prospectus, if available, or a Prospectus for the Fund containing more information may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail - 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about the Fund. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management. MarketBeta® and ActiveBeta® are registered trademarks of Goldman Sachs Asset Management. © 2024 Goldman Sachs. All rights reserved. 365211-OTU-2013935 GST 2499 MKTBETAIIETFSAR-24

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Paul C. Wirth, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	April 30, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	April 30, 2024